Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP Janus Balanced Portfolio

MainStay VP MFS® Utilities Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

MainStay VP PIMCO Real Return Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.37%	1.62%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Service Class	$ 165	$ 511	$ 881	$ 1,922
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

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MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

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MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.89%	1.14%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Service Class	$ 116	$ 362	$ 628	$ 1,386
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

7

MainStay VP Eagle Small Cap Growth Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

8

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

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MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

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MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

12

MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%	0.85%
Waiver / Reimbursement[2]	(0.02)%	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%	0.83%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% and 0.83% of the average daily net assets of Initial Class shares and Service Class shares, respectively. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Service Class	$ 85	$ 265	$ 460	$ 1,025
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

13

MainStay VP Janus Balanced Portfolio

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

14

MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP MFS® Utilities Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.73%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.78%	1.03%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 80	$ 249	$ 433	$ 966
Service Class	$ 105	$ 328	$ 569	$ 1,259
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries. Massachusetts Financial Services Company, the Portfolio's Subadvisor, considers a company to be in the utilities group of industries if, at the time of investment, the Subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities industries include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

The Subadvisor primarily invests the Portfolio's assets in equity securities, but may also invest in debt instruments, including less than investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”). Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds.

The Subadvisor may invest the Portfolio's assets in companies of any size.

The Subadvisor may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

While the Subadvisor may use derivatives for any investment purpose, to the extent the Subadvisor uses derivatives, the Subadvisor expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

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MainStay VP MFS® Utilities Portfolio

The Subadvisor uses a "bottom-up" investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Utilities Concentration Risk: The Portfolio's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio

17

MainStay VP MFS® Utilities Portfolio

to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Massachusetts Financial Services Company serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura A. Shaughnessy, Investment Officer	Since February 2012
	Robert D. Persons, Investment Officer	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

18

MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%	1.10%
Waiver / Reimbursement[1]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%	1.05%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Service Class	$ 107	$ 345	$ 601	$ 1,336
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

19

MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

20

MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

21

MainStay VP PIMCO Real Return Portfolio

Investment Objective

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.13%	0.13%
Total Annual Portfolio Operating Expenses[2]	0.63%	0.88%
Waiver / Reimbursement[2]	0.00%	(0.12)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.63%	0.76%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.66% and 0.76% of the average daily net assets of Initial Class shares and Service Class shares, respectively. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 64	$ 202	$ 351	$ 786
Service Class	$ 78	$ 243	$ 422	$ 942
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% to 90% of the respective real duration. All security holdings will be measured in effective (nominal)

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duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index, which as of October 31, 2011 was 6.57 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investor Services, Inc., or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated, determined by Pacific Investment Management Company LLC, the Portfolio's Subadvisor, to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified Portfolio.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's Prospectus or Statement of Additional Information. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not

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been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful. Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Pacific Investment Management Company LLC serves as the Portfolio's Subadvisor.

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Subadvisor	Portfolio Manager	Service Date
Pacific Investment Management Company LLC	Mihir Worah, Managing Director	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. The 80% policy for the MainStay VP PIMCO Real Return Portfolio was not adopted pursuant to Rule 35d-1 and is not subject to the 60 days' prior notice policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Utilities Concentration

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations: coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

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When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

Service Class shares for each Portfolio are subject to a Distribution and Service Plan (the "12b-1 Plan") pursuant to which each Portfolio pays NYLIFE Distributors LLC ("NYLIFE Distributors"), for services rendered under the Plan, a distribution or service fee at the annualize rate of 0.35% of the average daily net assets of the Portfolios' Service Class shares (the "12b-1 Fee"). The 12b-1 Fee will be used to compensate financial institutions and organizations, such as NYLIAC, for servicing shareholder accounts and for services in connection with any activities or expenses primarily intended to result in the sale of the Service Class shares of the Portfolios. Because the 12b-1 Fee is an on-going fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying some types of sales charges.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

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The Fund and its Management

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Portfolio: 1.60% (Initial Class); 1.65% (Service Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class); 1.22% (Service Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP MFS Utilities Portfolio: 0.81% (Initial Class); 1.06% (Service Class).

MainStay T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class); 1.10% (Service Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP MFS Utilities Portfolio: 0.03% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

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The Fund and its Management

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts 02116-3741. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $206 billion as of September 30, 2011.

Pacific Investment Management Company LLC ("PIMCO") is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2011, PIMCO had approximately $1.35 trillion in assets under management.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.

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The Fund and its Management

Robert D. Persons, CFA

Mr. Persons has managed the MainStay VP MFS Utilities Portfolio since February 2012. He is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 2000. Mr. Persons holds the CFA designation.

E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Maura A. Shaughnessy, CFA

Ms. Shaughnessy has managed the MainStay VP MFS Utilities Portfolio since February 2012. She is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 1991. She also holds the CFA designation.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Mihir Worah

Mr. Worah has managed the MainStay VP PIMCO Real Return Portfolio since February 2012. He is a Managing Director of Pacific Investment Management Company LLC. He joined Pacific Investment Management Company LLC in 2001 as a member of the analytics team.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly

39

The Fund and its Management

on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

40

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

41

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

42

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

43

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

44

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

MainStay VP Funds Trust

Initial and Service Class Shares

Statement of Additional Information

January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio
MainStay VP Eagle Small Cap Growth Portfolio
MainStay VP Van Eck Global Hard Assets Portfolio
MainStay VP Janus Balanced Portfolio
MainStay VP MFS® Utilities Portfolio
MainStay VP T. Rowe Price Equity Income Portfolio
MainStay VP PIMCO Real Return Portfolio

Although not a prospectus, this Statement of Additional Information ("SAI") supplements the information contained in the Prospectus dated January 13, 2012 (the "Prospectus") for Initial Class and Service Class shares of MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio, MainStay VP Eagle Small Cap Growth Portfolio, MainStay VP Janus Balanced Portfolio, MainStay VP MFS Utilities Portfolio, MainStay VP PIMCO Real Return Portfolio, MainStay VP T. Rowe Price Equity Income Portfolio and Initial Class shares of MainStay VP Van Eck Global Hard Assets Portfolio (each a "Portfolio" and collectively, the "Portfolios"), of MainStay VP Funds Trust, a Delaware statutory trust. MainStay VP Funds Trust consists of twenty-eight separate series. This SAI only supplements the Prospectus for the seven Portfolios listed above. This SAI is incorporated by reference in, is made a part of, and should be read in conjunction with, the Prospectus. The Prospectus is available without charge by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010 or by calling toll free 800-598-2019.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by MainStay VP Funds Trust or NYLIFE Distributors LLC (the "Distributor"). This SAI and the Prospectus do not constitute an offer by MainStay VP Funds Trust or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

As of the date of this SAI, the Portfolios have not yet commenced operations. As a result, the Portfolios have no historical financial information.

The Portfolios described in this SAI may not be available in all New York Life Insurance and Annuity Corporation products.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

MAINSTAY VP FUNDS TRUST

MainStay VP Funds Trust (the "Fund") is an open-end management investment company (or mutual fund), organized as a Delaware statutory trust on February 1, 2011, pursuant to a Declaration of Trust dated December 15, 2010. Prior to April 29, 2011, the Fund was known as MainStay VP Series Fund, Inc. Effective April 29, 2011, each portfolio that was a series MainStay VP Series Fund, Inc., a Maryland corporation, merged into a corresponding "shell" series of the Fund. These reorganizations were not subject to shareholder approval under applicable law. Each shell series succeeded to the accounting and performance histories of its corresponding predecessor portfolio. The Fund assumed MainStay VP Series Fund, Inc.'s registration statement pursuant to Rule 414 under the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended (the "1940 Act"), on April 29, 2011. Prior to August 22, 1996, MainStay VP Series Fund, Inc. was known as New York Life MFA Series Fund, Inc.

Each Portfolio is diversified except for the MainStay VP PIMCO Real Return Portfolio and MainStay VP Van Eck Global Hard Assets Portfolio, which are classified as "non-diversified" portfolios as defined in the 1940 Act. New York Life Investment Management LLC ("New York Life Investments" or the "Manager") serves as the investment adviser for the Fund.

Additional Information about Certain Portfolios

The Prospectus discusses the investment objectives, strategies, risks and expenses of the Portfolios. This section contains supplemental information concerning certain securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize, and certain risks involved with those investment policies and strategies. Subject to the limitations set forth herein and in the Prospectus, the Manager or the Subadvisors (as defined below) may, in their discretion, at any time, employ such practice, technique or instrument for one or more Portfolios but not for all of the Portfolios. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio but, to the extent employed, could from time to time have a material impact on that Portfolio's performance.

THE FUND'S INVESTMENT POLICIES

Each Portfolio has a separate investment objective or objectives which it pursues as described in the Prospectus and in this SAI. The Portfolios' investment restrictions set forth below are fundamental policies of each Portfolio, i.e., they may not be changed with respect to a Portfolio without shareholder approval. In the context of changes to a fundamental policy, shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Portfolio, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy. Except for those investment policies of a Portfolio specifically identified as fundamental in the Prospectus and SAI, the Portfolios' objectives as described in the Prospectus, and all other investment policies and practices described in the Prospectus and SAI may be changed by the Board without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectus, apply to each Portfolio on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Portfolio that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in a Portfolio's net assets will not be considered a violation of the Portfolio's policies or restrictions. "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value ("NAV").

For purposes of applying each Portfolio's policies with respect to being a "diversified company" or investing in the securities of any one issuer, an issuer will be deemed to be the sole issuer of a security if its assets and revenues alone back the security. However, if a security also is backed by the enforceable obligation of a superior or unrelated governmental entity or company, such entity or company also will be considered an issuer of the security. If a security is separately guaranteed, either by a governmental entity or other facility (such as a bank guarantee or a letter of credit), such a guarantee will be considered a separate security issued by the guarantor. However, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer. Therefore, these restrictions do not limit the percentage of a Portfolio's assets that may be invested in securities insured by a single bond insurer.

Fundamental Investment Policies Applicable to the Portfolios

1. Each Portfolio may borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2. Each Portfolio may issue senior securities to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3. Each Portfolio may act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended ("1933 Act"), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

4. Each Portfolio may purchase or sell real estate or any interests therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5. Each Portfolio may not purchase physical commodities or contracts relating to physical commodities (unless acquired as a result of owning securities or other instruments) except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6. Each Portfolio may make loans, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7. Each Portfolio, except MainStay VP MFS Utilities Portfolio and MainStay VP Van Eck Global Hard Assets Portfolio, may not "concentrate" its investments in a particular industry, or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Portfolio's investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii). MainStay VP MFS Utilities Portfolio will invest at least 25% of its total assets in the utilities group of industries as defined in the Prospectus. In addition, MainStay VP Van Eck Global Hard Assets Portfolio will invest at least 25% of its total assets in "hard asset" industries as defined in the Prospectus.

For the purposes of this fundamental investment restriction, each Portfolio may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor's Global Industry Classification Standard ("GICS") or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to the financing activities of the parents (or affiliated entity). Due to their varied economic characteristics, issuers within the financial services industry will be classified at the sub-group level. For each Portfolio, except for MainStay VP MFS Utilities Portfolio, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities, and foreign instrumentalities) will be classified by country. For purposes of classifying such securities, each foreign country will be deemed a separate industry.

8. Each Portfolio, except the MainStay VP PIMCO Real Return Portfolio and MainStay VP Van Eck Global Hard Assets Portfolio, shall be a "diversified company" as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. MainStay VP PIMCO Real Return Portfolio and MainStay VP Van Eck Global Hard Assets Portfolio shall each be a "non-diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO THE PORTFOLIOS AND UNDERLYING PORTFOLIOS/FUNDS

Subject to the limitations set forth herein and in the Prospectus, the Manager or Subadvisors may, in their discretion, at any time, employ any of the following practices, techniques or instruments for the Portfolios. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Portfolios but, to the extent employed, could from time to time have a material impact on the Portfolios' performance.

Each of MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio, MainStay VP Eagle Small Cap Portfolio, MainStay VP Van Eck Global Hard Assets Portfolio, MainStay VP MFS Utilities Portfolio and MainStay VP T. Rowe Price Equity Income Portfolio has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the respective Portfolio’s Principal Investment Strategies section in the Prospectus. This requirement is applied at the time the Portfolio invests its assets. If, subsequent to an investment by the Portfolio, this requirement is no longer met, the Portfolio’s future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. Each Portfolio’s policy to invest at least 80% of its assets in such a manner is not a “fundamental” one, which means that it may be changed without the vote of a majority of the Portfolios’s outstanding shares as defined in the 1940 Act. The name of a Portfolio may be changed at any time by a vote of the Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by a Portfolio of its 80% investment policy covered by Rule 35d-1.The 80% policy for the MainStay VP PIMCO Real Return Portfolio was not adopted pursuant to Rule 35d-1, is not fundamental, and is not subject to the 60 days' prior notice policy.

Unless otherwise indicated above, the Portfolios may engage in the following investment practices or techniques, subject to the specific limits described in the Prospectus or elsewhere in this SAI. Unless otherwise stated in the Prospectus, investment techniques are discretionary, which means that the Manager or Subadvisors may elect to engage or not engage in the various techniques at their sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed. With respect to some of the investment practices and techniques, Portfolios that are most likely to engage in a particular investment practice or technique are indicated in the relevant descriptions as Portfolios that may engage in such practices or techniques.

None of the Portfolios alone constitutes a complete investment program.

The loss of money is a risk of investing in the Portfolios. None of the Portfolios, neither individually nor collectively, is intended to constitute a balanced or complete investment program and the NAV per share of each Portfolio will fluctuate based on the value of the securities held by each Portfolio. Each of the Portfolios is subject to the general risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

Special Note Regarding Recent Market Events

From time to time, events in the financial sector may result in reduced liquidity in the credit and fixed income markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. In the recent past, entire markets were impacted, but issuers with exposure to the real estate, mortgage and credit markets were particularly affected. The potential for market turbulence may have an adverse effect on the Portfolios' investments.

In the past, instability in the financial markets has led to the U.S. and other governments taking a number of unprecedented actions designed to support certain financial and other institutions and certain segments of the financial markets. In the future, federal, state, and foreign governments, regulatory agencies, and self-regulatory organizations could take actions that affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit or preclude the Portfolios' ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Portfolios' portfolio holdings. The Portfolios have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available.

Liquidation of Portfolios

The Board may determine to close and liquidate a Portfolio at any time. In the event of the liquidation of a Portfolio, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Portfolio.

Arbitrage

A Portfolio may sell a security that it owns in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Portfolios do not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Portfolio at the time of the transaction, thus eliminating any risk to the assets of a Portfolio. Such transactions, which involve costs to a Portfolio, may be limited by the policy of each Portfolio to qualify as a "regulated investment company" under the Internal Revenue Code.

Bank Obligations

A Portfolio may invest in bank obligations, including but not limited to, certificates of deposit ("CDs"), time deposits, fixed time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks or Savings and Loan Institutions ("S&Ls").

CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Time deposits that may be held by the Portfolios will not benefit from insurance administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank or S&L to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. If a CD is non-negotiable, matures in seven days or is subject to withdrawal penalties it may be considered illiquid and will be subject to each Portfolio's restriction on investments in illiquid securities.

As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. S&Ls are supervised and subject to examination by the Office of Thrift Supervision. However, effective as of July 2011, the supervision and examination responsibility for U.S. S&Ls will be transferred to the Office of Comptroller of the Currency. U.S. S&Ls are insured by the Deposit Insurance Fund, which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

Bank time deposits are monies kept on deposit with U.S. or foreign banks (and their subsidiaries and branches) or U.S. S&Ls for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) the possibilities that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

See "Cash Equivalents" for more information.

Borrowing

Each Portfolio may borrow money to the extent permitted under the 1940 Act, or otherwise limited herein, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Portfolio to be unable to meet certain requirements for qualification as a regulated investment company under the Internal Revenue Code.

Borrowing tends to exaggerate the effect on a Portfolio's NAV per share of any changes in the market value of the Portfolio's portfolio securities. Money borrowed will be subject to interest costs, which may or may not be recovered by earnings on the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

The Securities and Exchange Commission ("SEC") takes the position that other transactions that have a leveraging effect on the capital structure of a Portfolio or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the Portfolio for purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm-commitment and standby-commitment agreements, engaging in when-issued, delayed-delivery, to-be-announced securities, or forward-commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing. A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a Portfolio, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Portfolio, if the Portfolio (1) maintains an offsetting financial position, (2) maintains liquid assets equal (as determined on a daily marked-to-market basis) in value to the Portfolio's potential economic exposure under the borrowing transaction, or (3) otherwise "covers" the transaction in accordance with applicable SEC guidance (collectively, "covers" the transaction). Liquid assets are maintained to cover "senior securities transactions." The value of a Portfolio's "senior securities" holdings are marked-to-market daily to ensure proper coverage. A Portfolio may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction. In addition, assets being maintained to cover "senior securities" transactions may not be available to satisfy redemptions or for other purposes.

Brady Bonds

A Portfolio may invest a portion of its assets in Brady Bonds. Brady Bonds are sovereign bonds issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements, which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Brady Bonds are not considered U.S. government securities.

Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (1) the collateralized repayment of principal at final maturity; (2) the collateralized interest payments;

(3) the uncollateralized interest payments; and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which a Portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

Cash Equivalents

To the extent permitted by its investment objective and policies, each Portfolio may invest in cash equivalents. Cash equivalents include U.S. Government Securities, CDs, bank time deposits, bankers' acceptances, repurchase agreements and commercial paper, each of which is discussed in more detail herein. Cash equivalents may include short-term fixed income securities issued by private and governmental institutions. Repurchase agreements may be considered cash equivalents if the collateral pledged is an obligation of the U.S. government, its agencies or instrumentalities.

Commercial Paper

Commercial paper represents short-term (nine months or less) unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to ratings agencies by the issuer or obtained from other sources the rating agencies consider reliable. The rating agencies do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

See "Cash Equivalents" for more information.

Convertible Securities

A Portfolio may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Manager or Subadvisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Portfolios' portfolios include convertible bonds, convertible preferred stocks, warrants or notes or other instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

Convertible debt securities, until converted, have the same general characteristics as other fixed income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange his investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

As with all fixed income securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer, and the seniority of the security in the issuer's capital structure.

Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer. Accordingly, convertible securities have unique investment characteristics because: (1) they have relatively high yields as compared to common stocks; (2) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines; and (3) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

A Portfolio may invest in "synthetic" convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, "synthetic" and "exchangeable" convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Portfolio purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

Credit and Liquidity Enhancements

Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Manager or Subadvisors may rely on their evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, the Manager or Subadvisors will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a Portfolio's share price.

Debt Securities

Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Portfolio invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Portfolio, and thus the NAV of the shares of a Portfolio, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of a Portfolio's investments, changes in relative values of the currencies in which a Portfolio's investments are denominated relative to the U.S. dollar, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by a Portfolio, and a decline in interest rates will increase the value of fixed income securities held by a Portfolio. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

A Portfolio's investments in U.S. dollar- or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Portfolio. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

Since shares of the Portfolios represent an investment in securities with fluctuating market prices, the value of shares of each Portfolio will vary as the aggregate value of the Portfolio's portfolio securities increases or decreases. Moreover, the value of lower rated debt securities that a Portfolio purchases may fluctuate more than the value of higher-rated debt securities. Lower-rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower-rated fixed income securities generally tend to reflect short term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Portfolios but will be reflected in the NAV of the Portfolios' shares.

Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

When and if available, debt securities may be purchased at a discount from face value. From time to time, each Portfolio may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Manager or Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

Investment grade securities are generally securities rated at the time of purchase Baa3 or better by Moody's or BBB- or better by S&P or comparable non-rated securities. Non-rated securities will be considered for investment by a Portfolio when the Manager or the Subadvisor believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Portfolios to a degree comparable to that of rated securities which are consistent with the Portfolios' objective and policies.

Corporate debt securities with a below investment grade rating have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the Manager or the Subadvisor, where applicable, deem it in the best interest of the Portfolio's shareholders.

The ratings of fixed-income securities by a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Manager or the Subadvisor will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

Depository Receipts and Registered Depositary Certificates

A Portfolio may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs"), Non-Voting Depositary Receipts ("NVDRs") or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., European and international securities markets, as applicable, ADRs, EDRs, GDRs, IDRs and NVDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities. NVDRs are typically issued by an exchange or its affiliate. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs, IDRs and NVDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR, IDR or NVDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

Derivative Instruments -- General Discussion

The Portfolios may use derivative instruments consistent with their respective investment objectives such as for hedging, managing risk or equitizing cash while maintaining liquidity. Derivative instruments are commonly defined to include securities or contracts whose value depend on (or "derive" from) the value of one or more other assets, such as securities, currencies or commodities. These "other assets" are commonly referred to as "underlying assets." Please see the disclosure regarding specific types of derivative instruments, such as options, futures, swaps, forward contracts, indexed securities and structured notes elsewhere in this SAI for more information.

Hedging. The Portfolios may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, their respective portfolios. Derivatives may also be used by the Portfolios to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

Managing Risk. The Portfolios may also use derivative instruments to manage the risks of their respective assets. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations held, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Portfolio to invest than "traditional" securities (i.e., stocks or bonds) would.

Equitization. A Portfolio may also use derivative instruments to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities. The use of derivative instruments for this purpose may result in losses to Portfolio and may not achieve the intended results. The use of derivative instruments may not provide the same type of exposure as is provided by the Portfolio's other portfolio investments.

Exchange or OTC Derivatives. Derivative instruments may be exchange-traded or traded in over-the-counter ("OTC") transactions between private parties. Exchange-traded derivatives are standardized options and futures contracts traded in an auction on the floor of a regulated exchange. Exchange contracts are generally liquid. The exchange clearinghouse is the counterparty of every contract. Thus, each holder of an exchange contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC derivatives are contracts between the holder and another party to the transaction (usually a securities dealer or a bank), but not any exchange clearinghouse. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections relating to those instruments contained elsewhere in this SAI.

1. Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Portfolios to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Manager's or Subadvisor's ability to anticipate movements of the securities and currencies markets, which requires different skills than anticipating changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Manager's or Subadvisor's judgment that the derivative transaction will provide value to a Portfolio and its shareholders and is consistent with the Portfolio's objectives, investment limitations and operating policies. In making such a judgment, the Manager or Subadvisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Portfolio's entire portfolio and investment objective.

2. Credit Risk. The Portfolios will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Portfolios will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Portfolios. The Portfolios will enter into transactions in derivative instruments only with counterparties that the Manager or Subadvisor reasonably believes are capable of performing under the contract.

3. Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) can result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

4. Liquidity Risk. Derivatives are also subject to liquidity risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Portfolio might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Portfolio is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. The requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time. A Portfolio's ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Portfolios.

5. Legal Risk. Legal risk is the risk of loss caused by the legal unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6. Systemic or "Interconnection" Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise.

Certain direct investments may include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Direct investments may also fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the direct investments may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Portfolio may be required to bear the expense of the registration. Direct investments may be considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments. Direct investments can be difficult to price and may be valued at fair value as determined in good faith by the Board. The pricing of direct investments may not be reflective of the price at which these assets could be liquidated.

Effective Maturity

Certain Portfolios may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage pre-payments, in addition to the maturity dates of the securities in the portfolio.

Equity Securities

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, preferred stock dividends are not paid at a stated rate and may vary depending on an issuer's financial performance. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

Eurocurrency Instruments

A Portfolio may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the London InterBank Offered Rate ("LIBOR") or to the interbank rates offered in other financial centers. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Portfolio might use Eurocurrency futures contracts and options thereon to hedge against changes in LIBOR and other interbank rates, to which many interest rate swaps and fixed income instruments are linked.

Exchange Traded Funds

A Portfolio may invest in shares of exchange traded funds ("ETFs"). ETFs are investment companies that trade like stocks. (See also "Investment Companies.") Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of stocks. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for the Portfolio to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Portfolio. (See also "Investment Companies.") A Portfolio may invest its net assets in ETFs that invest in securities similar to those in which the Portfolio may invest directly, and count such holdings towards various guideline tests (such as the 80% test required by Rule 35d-1 under the 1940 Act).

A Portfolio may invest in ETFs to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the Prospectus and this SAI.

Among other types of ETFs, a Portfolio also may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the "AMEX") that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500® Index. SPDRs are listed on the AMEX and traded in the secondary market.

SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500® Index. The value of SPDRs is subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involves certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by a Portfolio. Moreover, a Portfolio's investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a Portfolio due to transaction costs and other Portfolio expenses.

Firm or Standby Commitments — Obligations with Puts Attached

A Portfolio may from time to time purchase securities on a "firm commitment" or "standby commitment" basis. Such transactions might be entered into, for example, when the Manager or Subadvisor of a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Portfolio will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Portfolios' commitments to purchase securities on a firm commitment basis. The value of a Portfolio's "senior securities" holdings are marked-to-market daily to ensure proper coverage.

A Portfolio may purchase securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." Portfolios may pay for a standby commitment either separately in cash, or in the form of a higher price for the securities that are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager and the Subadvisors understand that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Portfolio intends to take the position that it is the owner of any debt securities acquired subject to a standby commitment and that tax-exempt interest earned with respect to such debt securities will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to a Portfolio, nor will a Portfolio assume that such commitments would continue to be available under all market conditions.

A standby commitment may not be used to affect a Portfolio's valuation of the security underlying the commitment. Any consideration paid by a Portfolio for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Portfolio as unrealized depreciation until the standby commitment is exercised or has expired.

Firm and standby transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Portfolio and not for purposes of leveraging the Portfolio's assets. However, a Portfolio will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into. The Portfolios do not believe that a Portfolio's NAV per share or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. At the time a Portfolio makes the commitment on behalf of the Portfolio to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's NAV per share. The market value of the firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Board does not believe that a Portfolio's NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis.

Floating and Variable Rate Securities

The Portfolios may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer's declining creditworthiness, adverse market conditions, or other factors) or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

The interest rate on a floating rate debt instrument ("floater") is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater may reset periodically, typically every three to six months, or whenever a specified interest rate changes. While, because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates; a Portfolio will participate in any declines in interest rates as well.

Certain Portfolios may invest in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be determined to be illiquid securities for purposes of a Portfolio's limitation on investments in such securities.

Foreign Currency Transactions (Forward Contracts)

A foreign currency forward exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the contract date, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by a Portfolio in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected. Forward currency contracts may also be used to exchange one currency for another, including to repatriate foreign currency. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, a Portfolio's foreign currency transactions. The value of a Portfolio's "senior securities" holdings are marked-to-market daily to ensure proper coverage.

Foreign currency transactions in which a Portfolio may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies, and foreign exchange futures contracts.

To the extent that a Portfolio invests in foreign securities, it may enter into foreign currency forward contracts in order to increase its return by trading in foreign currencies and/or protect against uncertainty in the level of future foreign currency exchange rates. A Portfolio may also enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, a Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

Normally, consideration of fair value exchange rates will be incorporated in a longer-term investment decision made with regard to overall diversification strategies. However, the Manager and each Subadvisor believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interest of a Portfolio will be served by entering into such a contract. Set forth below are examples of some circumstances in which a Portfolio might employ a foreign currency transaction. When a Portfolio enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Portfolio will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Portfolio would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

Another example is when the Manager or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Portfolio also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency, which may be less costly than a direct hedge. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A proxy hedge entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired, as proxies, and the relationship can be very unstable at times. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), a Portfolio will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

A Portfolio also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency but will cause a Portfolio to assume the risk of fluctuations in the value of the currency it purchases.

A Portfolio may also enter into currency transactions to profit from changing exchange rates based upon the Manager's or Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Manager's or Subadvisor's currency assessment is incorrect.

At the consummation of the forward contract, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If a Portfolio engages in an offsetting transaction, the Portfolio will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Portfolio will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case a Portfolio may suffer a loss.

When a Portfolio has sold a foreign currency, a similar process would be followed at the consummation of the forward contract. Of course, a Portfolio is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager or Subadvisor.

In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve the purchase and sale of two different foreign currencies directly through the same foreign currency contract, a Portfolio may deem its forward currency hedge position to be covered by underlying portfolio securities or may maintain liquid assets in an amount at least equal in value to the Portfolio's sum of the unrealized gain and loss for each contract. As with forward contracts, liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, a Portfolio's forward contracts. The value of a Portfolio's "senior securities" holdings are marked-to-market daily to ensure proper coverage. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, a Portfolio will maintain liquid assets as described above.

With respect to futures contracts and forwards contracts that are contractually required to cash-settle, a Portfolio is permitted to set aside liquid assets in an amount equal to the Portfolio's daily marked-to-market net obligations (i.e., the Portfolio's daily net liability) under the contracts, if any, rather than such contracts' full notional value, for senior security purposes. The portion of a Portfolio's assets invested in futures and forward contracts that are required to cash-settle and in those that do not will vary from time to time, so the Portfolio's asset segregation requirements will vary accordingly. The Portfolios reserve the right to modify their asset segregation policies in the future, including modifications to comply with any changes in the positions from time to time articulated by the SEC or its staff regarding asset segregation.

The Manager and certain Subadvisors believe that active currency management strategies can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies that may not involve the currency in which the foreign security is denominated. However, the use of currency management strategies to protect the value of a Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

While a Portfolio may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Portfolio than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of a Portfolio's assets. Moreover, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss.

The Portfolios cannot assure that their use of currency management will always be successful. Successful use of currency management strategies will depend on the Manager's or Subadvisor's skill in analyzing currency values. Currency management strategies may substantially change a Portfolio's investment exposure to changes in currency exchange rates and could result in losses to a Portfolio if currencies do not perform as the

Manager or Subadvisor anticipates. For example, if a currency's value rose at a time when the Manager or Subadvisor had hedged a Portfolio by selling that currency in exchange for dollars, a Portfolio would not participate in the currency's appreciation. If the Manager or Subadvisor hedges currency exposure through proxy hedges, a Portfolio could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Manager or Subadvisor increases a Portfolio's exposure to a foreign currency and that currency's value declines, a Portfolio will realize a loss. There is no assurance that the Manager's or Subadvisor's use of currency management strategies will be advantageous to a Portfolio or that it will hedge at appropriate times. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Portfolio may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager's or Subadvisor's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Portfolio in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Portfolio will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder. A Portfolio may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Foreign Government and Supranational Entity Securities

A Portfolio may invest in debt securities or obligations of foreign governments, agencies, and supranational organizations ("Sovereign Debt"). A Portfolio's portfolio may include government securities of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in Sovereign Debt can involve greater risks than investing in U.S. government securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Portfolio may have limited legal recourse in the event of default.

The Manager's or Subadvisor's determination that a particular country should be considered stable depends on its evaluation of political and economic developments affecting the country as well as recent experience in the markets for government securities of the country. Examples of foreign governments which the Manager or Subadvisors currently consider to be stable, among others, are the governments of Canada, Germany, Japan, Sweden and the United Kingdom. The Manager or Subadvisors do not believe that the credit risk inherent in the Sovereign Debt of such stable foreign governments is significantly greater than that of U.S. government securities. The percentage of a Portfolio's assets invested in foreign government securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currencies to the U.S. dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Debt securities of "quasi-governmental entities" are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers. Examples of quasi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. A Portfolio's portfolio may also include debt securities denominated in European Currency Units of an issuer in a country in which the Portfolio may invest. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Union.

A "supranational entity" is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community. Typically, the governmental members, or "stockholders," make initial capital contributions to the supranational entity and may be committed to make additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions or otherwise provide continued financial backing to the supranational entity. If such contributions or financial backing are not made, the entity may be unable to pay interest or repay principal on its debt securities. As a result, a Portfolio might lose money on such investments. In addition, if the securities of a supranational entity are denominated in a foreign currency, the obligations also will bear the risks of foreign currency investments. Securities issued by supranational entities may (or may not) constitute foreign securities for purposes of the Portfolios depending on a number of factors, including the countries that are members of the entity, the location of the primary office of the entity, the obligations of the members, the markets in which the securities trade, and whether, and to what extent, the performance of the securities is tied closely to the political or economic developments of a particular country or geographic region.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Portfolio's investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager and Subadvisors intend to manage the Portfolios' portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Portfolio to suffer a loss of interest or principal on any of its holdings.

Foreign Index-Linked Instruments

A Portfolio may invest, subject to compliance with its limitations applicable to its investment in debt securities, in instruments which have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a Portfolio may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

A foreign index-linked instrument may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument the performance of which determines the return for the instrument. Currency- indexed securities may be positively or negatively indexed, meaning their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Foreign Securities

A Portfolio may invest in U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. banks. Each Portfolio may define "foreign securities" differently but, unless otherwise defined, foreign securities are generally those securities issued by companies organized outside the U.S. and, in the case of equity securities, that trade primarily in markets outside the U.S., have their primary markets outside of the U.S. or are otherwise deemed to be non-U.S. securities by the Manager or Subadvisors. These foreign securities can be subject to most, if not all, of the risks of foreign investing.

Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities denominated in foreign currencies may gain or lose value as a result of fluctuating currency exchange rates. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. If foreign securities are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions.

To the extent permitted by its investment objectives and policies, each Portfolio's investments in foreign securities will primarily be in securities of established issuers based in developed foreign countries. Certain Portfolios may also invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Central and South America, the Middle East and Africa. Securities markets of emerging countries may also have less efficient clearance and settlement procedures than U.S. markets, making it difficult to conduct and complete transactions. Delays in settlement could result in temporary periods when a portion of a Portfolio's assets is uninvested and no return is earned thereon. Inability to make intended security purchases could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities could result either in losses to a Portfolio due to subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, could result in possible liability of a Portfolio to the purchaser. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Portfolios may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

Some securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to most U.S.-dollar-denominated securities traded in U.S. securities markets.

Investment in countries with emerging markets presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Countries with developing markets have economic structures that are less mature. Furthermore, countries with developing markets have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. The economies of countries with developing markets generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Futures Transactions

A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Portfolio's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Portfolio than might later be available in the market when the Portfolio makes anticipated purchases. See "Derivative Instruments -- General Discussion" for more information. For a discussion on Currency Futures, please see "Foreign Currency Transactions (Forward Contracts)" in this section.

In the United States, futures contracts are traded on boards of trade that have been designated as "contract markets" or registered as derivatives transaction execution facilities by the Commodity Futures Trading Commission ("CFTC"). Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indices and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three- month U.S. Treasury bills, three-month domestic bank CDs, municipal bond indices, individual equity securities and various stock indices. Subject to compliance with applicable CFTC rules, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject a Portfolio to risks that are materially greater than the risks associated with trading on U.S. exchanges.

Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Portfolio upon termination of the contract assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, a Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV per share, each Portfolio will mark-to-market its open futures positions. Moreover, each Portfolio will maintain sufficient liquid assets to cover its obligations under open futures contracts.

The Fund has filed a notice of eligibility under Regulation 4.5 of the Commodity Futures Trading Commission. As a result of this filing, neither the Fund nor any of the Portfolios shall be: (i) deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA") or (ii) subject to registration or regulation under the CEA.

Futures on Debt Securities. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships.

Accordingly, a Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts as a substitute for the purchase of longer-term securities to lengthen or shorten the average maturity or duration of the Portfolio's portfolio, and for other appropriate risk management, income enhancement and investment purposes.

For example, a Portfolio may take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's investment portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On other occasions, a Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to a Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Portfolio could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase, or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

Depending upon the types of futures contracts that are available to hedge a Portfolio's portfolio of securities or portion of a portfolio, perfect correlation between that Portfolio's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when a Portfolio might wish to buy or sell a futures contract.

Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Manager or Subadvisors to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board.

Securities Index Futures. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of equity securities on which the contract is based. A securities index is designed to reflect overall price trends in the market for equity securities.

A Portfolio may purchase and sell securities index futures to hedge the equity portion of its investment portfolio with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contracts. The Portfolios may enter into securities index futures to the extent that they have equity securities in their portfolios. Similarly, the Portfolios may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. A Portfolio may also use securities index futures to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities.

By establishing an appropriate "short" position in securities index futures, a Portfolio may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Portfolio may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the dollar-weighted average maturity of the Portfolio's debt portfolio or to gain exposure to particular markets represented by the index.

Options on Futures. For bona fide hedging, risk management and other appropriate purposes, the Portfolios also may purchase and write call and put options on futures contracts that are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges.

A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings of securities or the currencies in which such securities are denominated. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when a Portfolio is not fully invested or of lengthening the average maturity or duration of a Portfolio's portfolio.

A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if a Portfolio writes a put option on a futures contract on debt securities related to securities that the Portfolio expects to acquire and the market price of such securities increases, the net cost to a Portfolio of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, a Portfolio's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market. The purchase of put options on futures contracts is a means of hedging a Portfolio's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency.

When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies. In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, a Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures. If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, a Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Portfolio. If the option is exercised, a Portfolio will incur a loss on the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Portfolios will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

Coverage of Futures Contracts and Options on Futures Contracts. A Portfolio may only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system.

When purchasing a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio. When selling a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Portfolio's custodian).

When selling a call option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio. When selling a put option on a futures contract, a Portfolio will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, a Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

The requirements for qualification as a regulated investment company also may limit the extent to which a Portfolio may enter into futures, options on futures or forward contracts. See "Tax Information."

Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on securities, including technical influences in futures trading and options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Portfolio has sold single stock futures or stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Portfolio's portfolio might decline. If this were to occur, a Portfolio would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities. This risk may be magnified for single stock futures transactions, as a Portfolio's portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures contract or a futures option position. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed.

Also, in the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Portfolio, the Portfolio may not be entitled to the return of all the margin owed to the Portfolio, potentially resulting in a loss.

In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position and a Portfolio would remain obligated to meet margin requirements until the position is closed.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Portfolios generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

Hard Asset Securities

Hard asset securities include equity securities of "hard asset companies" and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term "hard asset companies" includes companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: (i) precious metals, (ii) ferrous and non-ferrous metals, (iii) gas, petroleum, petrochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic commodities which, historically, have been produced and marketed profitably during periods of significant inflation.

Since the market action of hard asset securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard asset securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including hard asset securities. Precious metal and natural resource securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High Yield Securities

Typically, high yield debt securities (sometimes called "junk bonds") are rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of comparable quality by the Manager or relevant Subadvisor and are generally considered to be speculative. Investment in lower rated corporate debt securities provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.

Investors should be willing to accept the risk associated with investment in high yield/high risk securities. Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Portfolio could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the Portfolio's daily NAV. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If such securities are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

If the issuer of high yield/high risk bonds defaults, a Portfolio may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Portfolio to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Portfolio were investing in higher quality bonds. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Portfolio, the Portfolio may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Portfolio's shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on a Portfolio's NAV per share and investment practices.

In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. A Portfolio records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. Interest on these securities is recorded annually as income even though no cash interest is received until the security's maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, a Portfolio may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Portfolio's assets and may thereby increase its expense ratios and decrease its rate of return.

Hybrid Instruments and Other Capital Securities

Hybrid Instruments. A hybrid instrument, or hybrid, is a derivative interest in an issuer that combines the characteristics of an equity security and a debt security. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock or other traditional investment, but may also have prominent features that are normally associated with a different type of investment. For example, a hybrid instrument may have an interest rate or principal amount that is determined by an unrelated indicator, such as the performance of a commodity or a securities index. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation).

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return and duration management. Because hybrids combine features of two or more traditional investments, and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics. Some of these structural features may include, but are not limited to, structural subordination to the claims of senior debt holders, interest payment deferrals under certain conditions, perpetual securities with no final maturity date, and/or maturity extension risk for callable securities should the issuer elect not to redeem the security at a predetermined call date.

Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S.-dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. There is a risk that, under certain conditions, the redemption value of a hybrid may be zero. Depending on the level of a Portfolio's investment in hybrids, these risks may cause significant fluctuations in the Portfolio's NAV. Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Portfolios' investments in these products may be subject to limits described below under the heading "Investment Companies."

Other Capital Securities. Other capital securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. However, it should be noted that in an event of default the securities would typically be expected to rank senior to common equity. The deferral of interest payments is generally not an event of default for an extended period of time and the ability of the holders of such instruments to accelerate payment under terms of these instruments is generally more limited than other debt securities.

Trust Preferred Securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer's capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Illiquid Securities

A Portfolio may invest in illiquid securities if such purchases at the time thereof would not cause more than 15% of the value of the Portfolio's net assets to be invested in all such illiquid or not readily marketable assets.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. This may include repurchase agreements maturing in more than seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Portfolio. Under the supervision of the Board, the Manager or Subadvisor determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner, as the Board in good faith deems appropriate to reflect their fair market value.

Indexed Securities and Structured Notes

Structured notes securities and index options are investments whose value is linked to one or more currencies, interest rates, commodities, or financial or commodity indices. An indexed security enables the investor to purchase a note whose coupon and/or principal redemption is linked to the performance of an underlying asset. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates). Indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself, and present many of the same risks as investing in futures and options. Indexed securities are also subject to credit risks associated with the issuer of the security with respect to both principal and interest. Only securities linked to one or more non-agriculture commodities or commodity indices will be considered a hard asset security.

Indexed securities may be publicly traded or may be two-party contracts (such two-party agreements are referred to hereafter collectively as structured notes).

Industrial Development and Pollution Control Bonds

Industrial Development Bonds that pay tax-exempt interest are, in most cases, revenue bonds and are issued by, or on behalf of, public authorities to raise money to finance various privately operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. Consequently, the credit quality of these securities depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. These bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Industrial Development Bonds issued after the effective date of the Tax Reform Act of 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

Initial Public Offerings ("IPOs")

IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which may involve a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by the issuance of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Portfolio's Manager or relevant Subadvisor might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less may be treated as short-term gains, and be taxable as ordinary income to a Portfolio's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Portfolio's performance if the Portfolio's asset base is small. Consequently, IPOs may constitute a significant portion of a Portfolio's returns particularly when the Portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a small component of a Portfolio's assets as it increases in size and therefore have a more limited effect on the Portfolio's performance.

There can be no assurance that IPOs will continue to be available for a Portfolio to purchase. The number or quality of IPOs available for purchase by a Portfolio may vary, decrease or entirely disappear. In some cases, a Portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the after-market at a price greatly exceeding the offering price, making it more difficult for the Portfolio to realize a profit.

Investment Companies

A Portfolio may invest in securities of other investment companies, including business development companies, subject to limitations prescribed by the 1940 Act and any applicable investment restrictions described in the Portfolio's prospectus and SAI. Among other things, the 1940 Act limitations prohibit a Portfolio from (1) acquiring more than 3% of the voting shares of an investment company, (2) investing more than 5% of the Portfolio's total assets in securities of any one investment company, and (3) investing more than 10% of the Portfolio's total assets in securities of all investment companies. These restrictions may not apply to certain investments in money market funds. Each Portfolio indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Portfolio invests in addition to the fees and expenses the Portfolio bears directly in connection with its own operations. These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve duplicative management and advisory fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV per share. Others are continuously offered at NAV per share but may also be traded in the secondary market.

Lending of Portfolio Securities

A Portfolio may lend portfolio securities to certain broker/dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Portfolio. Such loans must be secured by collateral in cash or U.S. government securities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. A Portfolio may call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Portfolio may call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The MainStay Group of Funds, on behalf of certain of the Portfolios, has entered into an agency agreement with State Street Bank and Trust Company ("State Street"), which acts as the Portfolios' agent in making loans of portfolio securities, and short-term money market investments of the cash collateral received, subject to the supervision and control of the Manager or Subadvisor, as the case may be.

As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Portfolio. A Portfolio also bears the risk that the borrower may fail to return the securities in a timely manner or at all, either because the borrower fails financially or for other reasons. A Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to and liquidating the collateral, which could result in actual financial loss and which could interfere with portfolio management decisions or the exercise of ownership rights in the loaned securities. However, the loans would be made only to firms deemed by the Manager or Subadvisor or their agent to be creditworthy and when the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or Subadvisor, as the case may be, determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Portfolio.

While securities are on loan, each Portfolio is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults; the risk that the earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan; the risk that the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted; the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities; the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions; and the risk that any efforts to recall the securities for purposes of voting may not be effective. Subject to exemptive relief granted to the Portfolios from certain provisions of the 1940 Act, the Portfolios, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are affiliated with the Portfolios.

Loan Participation Interest

A Portfolio may invest in participation interests in loans. A Portfolio's investment in loan participation interests may take the form of participation interests in, or assignments or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, a Portfolio would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Portfolio may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Portfolio may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan.

A Portfolio also may purchase Participation Interests in a portion of the rights of a lender in a corporate loan. In such a case, the Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Portfolio must rely on the lending institution for that purpose. A Portfolio will not act as an agent bank, guarantor or sole negotiator of a structure with respect to a corporate loan.

In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders that are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for registered investment companies. A Portfolio generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Portfolio has direct recourse against the borrower (which is unlikely), a Portfolio will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given discretion in enforcing the corporate loan agreement, and is obligated to follow the terms of the loan agreements and use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care, becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. Generally, a successor agent bank will be appointed to replace the terminated bank and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Portfolio were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Portfolio might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

When a Portfolio acts as co-lender in connection with Participation Interests or when a Portfolio acquires a Participation Interest the terms of which provide that the Portfolio will be in privity of contract with the corporate borrower, the Portfolio will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Portfolio will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests a Portfolio's Manager or Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Portfolio's qualitative standards. There is a risk that there may not be a readily available market for Participation Interests and, in some cases, this could result in a Portfolio disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Portfolio is required to rely upon a lending institution to pay the Portfolio principal, interest, and other amounts received by the lending institution for the loan participation, the Portfolio will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Portfolio's portfolio.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Each Portfolio may invest in loan participations with credit quality comparable to that of issuers of its portfolio investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager or Subadvisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's NAV than if that value were based on available market quotations and could result in significant variations in a Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Investment in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to a Portfolio. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio will rely on the Manager's or Subadvisor's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolio.

Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Manager to a Portfolio monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to a Portfolio. The Manager or Subadvisor, in accordance with procedures established by the Board, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which a Portfolio may enter into repurchase agreements.

Floating Rate Loans. Floating rate loans are provided by banks and other financial institutions to large corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower's capital structure and have certain of the borrower's assets pledged as collateral. The corporation pays interest and principal to the lenders.

A senior loan in which a Portfolio may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the borrower and in the drafting of the terms of the loan. The group of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. One or more of the lenders, referred to as the agent bank, usually administers the loan on behalf of all the lenders.

A Portfolio may invest in a floating rate loan in one of three ways: (1) it may make a direct investment in the loan by participating as one of the lenders; (2) it may purchase a participation interest; or (3) it may purchase an assignment. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a loan. A Portfolio may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a loan previously attributable to a different lender. Unlike a participation interest, a Portfolio will become a lender for the purposes of the relevant loan agreement by purchasing an assignment.

A Portfolio may make a direct investment in a floating rate loan pursuant to a primary syndication and initial allocation process (i.e., buying an unseasoned loan issue). A purchase can be effected by signing as a direct lender under the loan document or by the purchase of an assignment interest from the underwriting agent shortly after the initial funding on a basis which is consistent with the initial allocation under the syndication process. This is known as buying in the "primary" market. Such an investment is typically made at or about a floating rate loan's "par" value, which is its face value. From time to time, lenders in the primary market will receive an up-front fee for committing to purchase a floating rate loan that is being originated. In such instances, the fee received is reflected on the books of the Portfolio as a discount to the loan's par value. The discount is then amortized over the life of the loan, which would effectively increase the yield a Portfolio receives on the investment.

If a Portfolio purchases an existing assignment of a floating rate loan, or purchases a participation interest in a floating rate loan, it is said to be purchasing in the "secondary" market. Purchases of floating rate loans in the secondary market may take place at, above, or below the par value of a floating rate loan. Purchases above par will effectively reduce the amount of interest being received by the Portfolio through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by the Portfolio through the amortization of the purchase price discount. A Portfolio may be able to invest in floating rate loans only through participation interests or assignments at certain times when reduced primary investment opportunities in floating rate loans may exist. If a Portfolio purchases an assignment from a lender, the Portfolio will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if a Portfolio purchases a participation interest either from a lender or a participant, the Portfolio typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Portfolio is subject to the credit risk of the lender or participant who sold the participation interest to the Portfolio, in addition to the usual credit risk of the borrower. Therefore, when a Portfolio invests in floating rate loans through the purchase of participation interests, the Manager or Subadvisor must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Portfolio and a borrower.

Typically, floating rate loans are secured by collateral. However, the value of the collateral may not be sufficient to repay the loan. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower's owners may provide additional collateral, typically by pledging their ownership interest in the borrower as collateral for the loan. The borrower under a floating rate loan must comply with various restrictive covenants contained in any floating rate loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the floating rate loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a floating rate loan agreement, which is not waived by the agent bank and the lending syndicate normally, is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding floating rate loan.

The Manager must determine that the investment is suitable for each Portfolio based on the Manager's independent credit analysis and industry research. Generally, this means that the Manager has determined that the likelihood that the corporation will meet its obligations is acceptable. In considering investment opportunities, the Manager will conduct extensive due diligence, which may include, without limitation, management meetings; financial analysis; industry research and reference verification from customers, suppliers and rating agencies.

Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the LIBOR or the prime rates of large money-center banks. The interest rate on the Portfolio's investment securities generally reset quarterly. During periods in which short-term rates rapidly increase, the Portfolio's NAV may be affected. Investment in floating rate loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in a Portfolio's NAV as a result of changes in interest rates. However, the Portfolio may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

Unfunded Loan Commitments. The Portfolios may enter into loan commitments that are unfunded at the time of investment. A loan commitment is a written agreement under which the lender (such as a Portfolio) commits itself to make a loan or loans up to a specified amount within a specified time period. The loan commitment sets out the terms and conditions of the lender's obligation to make the loans. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line allows borrowers to draw down, repay, and reborrow specified amounts on demand. The portion of the amount committed by a lender under a loan commitment that the borrower has not drawn down is referred to as "unfunded." Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks. Typically, the Portfolios enter into fixed commitments on term loans as opposed to revolving credit line arrangements.

Borrowers pay various fees in connection with loans and related commitments. In particular, borrowers may pay a commitment fee to lenders on unfunded portions of loan commitments and/or facility and usage fees, which are designed to compensate lenders in part for having an unfunded loan commitment.

Unfunded loan commitments expose lenders to credit risk—the possibility of loss due to a borrower's inability to meet contractual payment terms. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower's request, subject to certain conditions regarding the creditworthiness of the borrower. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

Since a Portfolio with an unfunded loan commitment has a contractual obligation to lend money on short notice, it will maintain liquid assets in an amount at least equal in value to the amount of the unfunded commitments. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Portfolios' unfunded loan commitments. The value of the Portfolios' "senior securities" holdings are marked-to-market daily to ensure proper coverage.

Each Portfolio records an investment when the borrower draws down the money and records interest as earned.

Mortgage Dollar Rolls

A mortgage dollar roll ("MDR") is a transaction in which a Portfolio sells mortgage-related securities ("MBS") from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. A Portfolio will maintain liquid assets having a value not less than the repurchase price. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolio at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

Mortgage-Related and Other Asset-Backed Securities

Each Portfolio may buy mortgage-related and other asset-backed securities. Typically, mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&L institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities").

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Portfolio's Manager or Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and, if the security has been purchased at a premium, the amount of the premium would be lost in the event of prepayment.

The Portfolios, to the extent permitted in the Prospectus, or otherwise limited herein, may also invest in debt securities that are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Generally, a Portfolio will invest in mortgage-related (or other asset-backed) securities either (1) issued by U.S. government-sponsored corporations such as the GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), and FNMA, or (2) privately issued securities rated Baa3 or better by Moody's or BBB- or better by S&P or, if not rated, of comparable investment quality as determined by the Portfolio's investment adviser. In addition, if any mortgage-related (or other asset-backed) security is determined to be illiquid, a Portfolio will limit its investments in these and other illiquid instruments subject to a Portfolio's limitation on investments in illiquid securities.

Recently, rating agencies have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Portfolios may have invested or may in the future invest), and may continue to do so in the future. If a mortgage-related security in which the Portfolio is invested is placed on credit watch or downgraded, the value of the security may decline and the Portfolio may experience losses.

Further, the recent and unprecedented disruption in the residential mortgage-related securities market (and in particular, the "subprime" residential mortgage market), the broader mortgage-related securities market and the asset-backed securities market have resulted in downward price pressures and increasing foreclosures and defaults in residential and commercial real estate. Concerns over inflation, energy costs, geopolitical issues, the availability and cost of credit, the mortgage market and a declining real estate market have contributed to increased volatility and diminished expectations for the economy and markets going forward, and have contributed to dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, and significant asset write-downs by financial institutions. The continuation or worsening of this general economic downturn may lead to further declines in income from, or the value of, real estate, including the real estate which secures the mortgage-related securities held by certain of the Portfolios. Additionally, a lack of credit liquidity and decreases in the value of real property have occurred and may continue to occur or worsen, and potentially prevent borrowers from refinancing their mortgages, which may increase the likelihood of default on their mortgage loans. These economic conditions may also adversely affect the amount of proceeds the holder of a mortgage loan or mortgage-related securities would realize in the event of a foreclosure or other exercise of remedies. Moreover, even if such mortgage-related securities are performing as anticipated, their value in the secondary market may fall or continue to fall as a result of deterioration in general market conditions for such securities or other asset-backed or structured products. Trading activity associated with market indices may also drive spreads on those indices wider than spreads on mortgage-related securities, thereby resulting in a decrease in the value of such mortgage-related securities. Mortgage loans backing non-agency mortgage-related securities are more sensitive to economic factors that could affect the ability of borrowers to pay their obligations under the mortgage loans backing these securities.

These economic conditions may reduce the cash flow that a Portfolio investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, interest rate spreads for mortgage-

backed securities have widened and are more volatile when compared to the recent past due to these adverse changes in market conditions. In the event that interest rate spreads for mortgage-related securities continue to widen following the purchase of such assets by a Portfolio, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, these adverse changes in market conditions have resulted in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Portfolios may invest) and increasing unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Portfolio may experience further declines after they are purchased by such Portfolio.

The recent rise in the rate of foreclosures of properties has resulted in legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures. Actions have also been brought against issuers and underwriters of residential mortgage-backed securities collateralized by such residential mortgage loans and investors in such residential mortgage-backed securities. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Portfolio, and could adversely affect the yields on the mortgage-related securities owned by the Portfolios and could have the effect of reducing returns to the Portfolios that have invested in mortgage-related securities collateralized by these residential mortgage loans. In addition, the U.S. Government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally. The impact that such actions could have on any of the mortgage-related securities held by the Portfolios is unknown.

Mortgage Pass-Through Securities. The Portfolios may invest in mortgage pass-through securities. Mortgage pass-through securities are interests in pools of mortgage-related securities. Unlike interests in other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with the payment of principal being made at maturity or specified call dates, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages that bear interest at a rate that will be adjusted periodically.

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Portfolio's yield. Prepayments may cause the yield of a mortgage-backed security to differ from what was assumed when a Portfolio purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

Historically, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. However, in September 2008, in response to concerns regarding the safety and soundness of FNMA and FHLMC, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency ("FHFA"), a newly created independent regulator. While FNMA and FHLMC continue to be owned entirely by private shareholders, under the conservatorship, the FHFA has taken over powers formerly held by each entity's shareholders, directors, and officers. In addition to placing the companies in conservatorship, the U.S. Treasury announced additional steps that it intended to take with respect to FNMA and FHLMC in order to support the conservatorship, although some steps have since ended. No assurance can be given that these initiatives will be successful in preserving the safety and soundness of FNMA and FHLMC or ensuring their continued viability.

GNMA Certificates. The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount. GNMA Certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the ""pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by HUD and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that includes state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") that represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Portfolios reserve the right to invest in them.

Although the mortgage loans in the pool underlying a GNMA certificate will have maturities of up to 30 years, the actual average life of a GNMA certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

Private Mortgage Pass-Through Securities. Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Portfolio's Manager or Subadvisor determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio may purchase mortgage-related securities or any other assets that, in the opinion of the Portfolio's Manager or Subadvisor, are illiquid, subject to a Portfolio's limitation on investments in illiquid securities.

Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.

CMOs are typically structured into multiple classes or series, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a Portfolio's portfolio holdings. In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bonds currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

FHLMC Collateralized Mortgage Obligations ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

The Portfolios' Manager or Subadvisors expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Portfolio's Manager or Subadvisor will, consistent with the Portfolio's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

Under certain circumstances, a Portfolio's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of that Portfolio to be deemed to have taxable income in addition to their Portfolio dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Portfolio may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Portfolio.

CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the OTC market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Portfolios) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Portfolios will consider this rule in determining whether to invest in residual interests.

Stripped Mortgage-Backed Securities ("SMBS"). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

Risks Associated with Mortgage-Backed Securities. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Manager or the Subadvisor to forecast interest rates and other economic factors correctly. If the Manager or the Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Portfolios could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, extension market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Portfolio invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

To the extent that mortgages underlying a mortgage-related security are so-called "subprime mortgages" (i.e., mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher. Subprime mortgages also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of a Portfolio may decline in response to such developments.

Other Asset-Backed Securities. The Portfolios' Manager and Subadvisors expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

If consistent with a Portfolio's investment objective and policies, and, in the case of a money market fund, the requirements of Rule 2a-7, a Portfolio also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

Municipal Securities

A Portfolio may purchase municipal securities. Municipal securities generally are understood to include debt obligations of state and local governments, agencies and authorities. Municipal securities, which may be issued in various forms, including bonds and notes, are issued to obtain funds for various public purposes.

Municipal bonds are debt obligations issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (collectively, "municipalities"). Typically, the interest payable on municipal bonds is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax.

Municipal bonds include securities from a variety of sectors, each of which has unique risks. They include, but are not limited to, general obligation bonds, limited obligation bonds, and revenue bonds (including industrial development bonds issued pursuant to federal tax law). General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Internal Revenue Code, certain limited obligation bonds are considered "private activity bonds" and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor).

Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features. Some longer-term municipal bonds give the investor the right to "put" or sell the security at par (face value) within a specified number of days following the investor's request—usually one to seven days. This demand feature enhances a security's liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Portfolio would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other municipal bonds.

Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements ("SBPAs"). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Portfolio.

The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal bonds also include tender option bonds, which are municipal derivatives created by dividing the income stream provided by an underlying municipal bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long-term securities.

Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds ("BABs"), the borrowing costs of which are subsidized by the federal government, but which are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009 ("ARRA") to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-free municipal bonds. BABs include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the federal government than other BABs, and are designed to finance certain types of projects in distressed geographic areas.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury Department over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a 10% taxable interest rate, the U.S. Treasury Department would make a payment directly to the issuing government of 3.5% of that interest (or 4.5% in the case of a Recovery Zone Economic Development Bond). Thus, the state or local government's net borrowing cost would be 6.5% or 5.5%, respectively, on a bond that pays 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. Pursuant to ARRA, the issuance of BABs ceased on December 31, 2010. The BABs outstanding at such time will continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, no bonds issued following expiration of the program will be eligible for federal payment or tax credit. In addition to BABs, a Portfolio may invest in other municipal bonds that pay taxable interest.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

Municipal securities also include various forms of notes. These notes include, but are not limited to, the following types:

• Revenue Anticipation Notes which are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

• Bond Anticipation Notes which are normally issued to provide interim financial assistance until long-term financing can be arranged. The long-term bonds then provide funds for the repayment of the notes.

• Construction Loan Notes which are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration ("FHA") under the FNMA or GNMA.

• Project Notes which are instruments sold by HUD but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

• Short-Term Discount Notes (tax-exempt commercial paper), which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Portfolios. Thus, the issue may not be said to be publicly offered. Unlike securities that must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities that were not publicly offered initially.

Municipal securities are subject to credit risk. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a Portfolio's municipal securities in the same manner.

Municipal securities are subject to interest rate risk. Interest rate risk is the chance that security prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal securities are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

Municipal bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will call—or repay—a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Portfolio would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds. Municipal bonds may be deemed to be illiquid as determined by or in accordance with methods adopted by a Portfolio's Board.

High yield municipal bonds are subject to increased liquidity and valuation risk as compared to other municipal bonds and to high yield debt securities generally. There may be no active market for a high yield municipal bond, or it may trade in secondary markets on an infrequent basis. High yield municipal bonds may be more likely than other municipal bonds to be considered illiquid and therefore to be subject to a Portfolio's limitation on investments in illiquid securities. It may be difficult for a Portfolio to obtain an accurate or recent market quotation for a high yield municipal bond, which may cause the security to be "fair valued" in accordance with the fair valuation policies established by the Board. See "How Portfolio Securities Are Valued." For a more general discussion of the risks associated with high yield securities, which generally also are applicable to high yield municipal bonds, see "High Yield Securities."

There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "non-appropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Portfolio's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation bonds is made by the Subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of funds for the payment of principal of and interest on such securities.

The liquidity of municipal lease obligations purchased by the Portfolios will be determined pursuant to guidelines approved by the Board. Factors considered in making such determinations may include: the frequency of trades and quotes for the obligation; the number of dealers willing to purchase or sell the security and the number of other potential buyers; the willingness of dealers to undertake to make a market in the security; the nature of marketplace trades; the obligation's rating; and, if the security is unrated, the factors generally considered by a rating agency. If municipal lease obligations are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities.

The Tax Reform Act of 1986 ("TRA") limited the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Internal Revenue Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for corporate and non-corporate shareholders. In addition, all tax-exempt interest may result in or increase a corporation's liability under the corporate alternative minimum tax, because a portion of the difference between corporate "adjusted current earnings" and alternative minimum taxable income is treated as a tax preference item. Further, an issuer's failure to comply with the detailed and numerous requirements imposed by the Internal Revenue Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. The Portfolios intend to monitor developments in the municipal bond market to determine whether any defensive action should be taken.

Options

A Portfolio may use options for any lawful purposes consistent with their respective investment objectives such as hedging or managing risk. An option is a contract in which the "holder" (the buyer) pays a certain amount (the "premium") to the "writer" (the seller) to obtain the right, but not the obligation, to buy from the writer (in a "call") or sell to the writer (in a "put") a specific asset at an agreed upon price (the "strike price" or "exercise price") at or before a certain time (the "expiration date"). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. A Portfolio may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities ("underlying assets") and enter into closing transactions with respect to such options to terminate an existing position. See "Derivative Instruments -- General Discussion" for more information. Options used by the Portfolios may include European, American and Bermuda-style options. If an option is exercisable only at maturity, it is a "European" option; if it is also exercisable prior to maturity, it is an "American" option; if it is exercisable only at certain times, it is a "Bermuda" option.

If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio's NAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Purchasing Options. A Portfolio may purchase put or call options that are traded on an exchange or in the OTC market. Options traded in the OTC market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Portfolios will engage in such transactions only with firms the Manager or Subadvisors deem to be of sufficient creditworthiness so as to minimize these risks. If such securities are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities.

A Portfolio may purchase put options on securities to protect their holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable a Portfolio to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security.

In addition, a Portfolio will continue to receive interest or dividend income on the security. The put options purchased by a Portfolio may include, but are not limited to, "protective puts," in which the security to be sold is identical or substantially identical to a security already held by the Portfolio or to a security that the Portfolio has the right to purchase. In the case of a purchased call option, a Portfolio would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. A Portfolio would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

A Portfolio may also purchase call options on securities the Portfolio intends to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle a Portfolio, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. A Portfolio would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. A Portfolio would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Portfolios may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

Writing Call Options. A Portfolio may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by a Portfolio is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the Portfolio maintains the difference in liquid assets.

A Portfolio may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. A Portfolio, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

A Portfolio may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Portfolio makes a "closing purchase transaction"—the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option that it has previously written on any particular security. A Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Portfolio. When a security is to be sold from a Portfolio's portfolio, the Portfolio will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

A closing purchase transaction may be made only on a national or foreign securities exchange that provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If a Portfolio is unable to effect a closing purchase transaction involving an exchange-traded option, the Portfolio will not sell the underlying security until the option expires, or the Portfolio otherwise covers the existing option portion or the Portfolio delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an OTC option may in many cases only be made with the other party to the option. If such securities are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Each Portfolio pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in a Portfolio's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call option writing transactions be covered, a Portfolio may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Writing Put Options. A Portfolio may also write covered put options. A put option is a short-term contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by a Portfolio are agreements by a Portfolio, for a premium received by the Portfolio, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by a Portfolio is "covered" if a Portfolio maintains liquid assets with a value equal to the exercise price. A put option is also "covered" if the Portfolio holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the Portfolio maintains the difference in liquid assets.

The premium that the Portfolios receive from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer would be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The Portfolios may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. The Portfolios also may effect a closing purchase transaction, in the case of a put option, to permit the Portfolios to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

If a Portfolio is able to enter into a closing purchase transaction, a Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. After writing a put option, a Portfolio may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

In addition, a Portfolio may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which a Portfolio may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company and the Portfolio's intention that it qualify as such. Subject to the limitation that all put option writing transactions be covered, a Portfolio may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Married Puts. A Portfolio may engage in a strategy known as "married puts." This strategy is most typically used when a Portfolio owns a particular common stock or security convertible into common stock and wishes to effect a short sale "against the box" (see "Short Sales") but for various reasons is unable to do so. A Portfolio may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, a Portfolio will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" OTC put option to sell the common stock to the broker and generally will write an OTC "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

Holding the put option places a Portfolio in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by a Portfolio. The writer of the put option may require that a Portfolio write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "Writing Call Options" above). In the event the stock price were to increase above the strike or exercise price of the option, a Portfolio would suffer a loss unless it first terminated the call by exercising the put.

Special Risks Associated With Options On Securities. A Portfolio's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. A Portfolio may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Portfolio. If a put or call option purchased by a Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will not be able to profitably exercise the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

A Portfolio would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. A Portfolio would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. In addition, exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risks apply to OTC trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

The ability of a Portfolio to successfully utilize options may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options on Securities Indices. A Portfolio may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements that may adversely affect the value of the Portfolio's securities. Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500® Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Portfolio's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Portfolio.

A Portfolio may sell securities index options prior to expiration in order to close out its positions in securities index options that it has purchased. A Portfolio may also allow options to expire unexercised.

Options on Foreign Currencies. To the extent that it invests in foreign currencies, a Portfolio may purchase and write options on foreign currencies. A Portfolio may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return through exposure to a foreign currency. A Portfolio may, for example, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. A Portfolio may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Portfolio's assets are or may be denominated. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency does decline, that Portfolio will have the right to sell such currency for a fixed amount of dollars that exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities denominated in that currency.

Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Portfolio may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable a Portfolio to purchase currency for a fixed amount of dollars that is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit a Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options that would deprive it of a portion or all of the benefits of advantageous changes in such rates.

A Portfolio may also write options on foreign currencies for hedging purposes. For example, if a Portfolio anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by a Portfolio.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow a Portfolio to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Portfolio would be required to purchase or sell the underlying currency at a loss that may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by a Portfolio is "covered" if that Portfolio owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the Portfolio maintains the difference in liquid assets.

Options on foreign currencies to be written or purchased by a Portfolio will be traded on U.S. and foreign exchanges or over-the-counter. Exchange traded options generally settle in cash, whereas options traded over the counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Portfolio's position, a Portfolio may forfeit the entire amount of the premium plus related transaction costs.

A Portfolio also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Portfolio's assets are or may be denominated. There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. If foreign currency options are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities.

Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Portfolio to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded OTC may settle in cash or result in delivery of the underlying currency upon exercise of the option.

Real Estate Investment Trusts ("REITS")

A Portfolio may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with a regulatory requirement to distribute at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A Portfolio will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that a Portfolio invests in REITs, the Portfolio is also subject to the risks associated with the direct ownership of real estate, including but not limited to: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than — and at times will perform differently from - larger capitalization stocks such as those found in the Dow Jones Industrial Average.

Some REITs may have limited diversification and may be subject to risks inherent to investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs also involve risks such as refinancing, interest rate fluctuations, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills, and other risks similar to small company investing. Although a Portfolio is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Portfolio, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition, because smaller-capitalization stocks are typically less liquid than larger capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Repurchase Agreements

A Portfolio may enter into domestic or foreign repurchase agreements with certain sellers pursuant to guidelines adopted by the Board.

A repurchase agreement, which provides a means for a Portfolio to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Portfolio) purchases a security, usually in the form of a debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Portfolio. The Portfolio attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price upon repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

A Portfolio will limit its investment in repurchase agreements maturing in more than seven days subject to a Portfolio's limitation on investments in illiquid securities.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

The Board has delegated to the Manager or Subadvisor the authority and responsibility to monitor and evaluate the Portfolio's use of repurchase agreements, including identification of sellers whom they believe to be creditworthy, and has authorized the Portfolios to enter into repurchase agreements with such sellers. As with any unsecured debt instrument purchased for the Portfolios, the Subadvisors seek to minimize the risk of loss from repurchase agreements by analyzing, among other things, sufficiency of the collateral.

For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from a Portfolio to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. See "Cash Equivalents" for more information.

Restricted Securities - Rule 144A Securities and Section 4(2) Commercial Paper

Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A or Section 4(2) under the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board). Difficulty in selling securities may result in a loss or be costly to a Portfolio. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time when a holder can sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., the Portfolio) might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Each Portfolio may invest in Rule 144A securities and in 4(2) commercial paper. Certain securities may only be sold subject to limitations imposed under federal securities laws. Among others, two categories of such securities are (1) restricted securities that may be sold only to certain types of purchasers pursuant to the limitations of Rule 144A under the Securities Exchange Act of 1934 ("Rule 144A securities") and (2) commercial debt securities that are not sold in a public offering and therefore exempt from registration under Section 4(2) of the 1933 Act ("4(2) commercial paper"). The resale limitations on these types of securities may affect their liquidity. The Board Members have the ultimate responsibility for determining whether specific securities are liquid or illiquid.

The Board Members have delegated the function of making day-to-day determinations of liquidity to the Manager or the Subadvisor, as the case may be, pursuant to guidelines approved by the Board Members.

Reverse Repurchase Agreements

A Portfolio may enter into reverse repurchase agreements with banks or broker/dealers, which involve the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Portfolio continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Portfolio, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

Each Portfolio will limit its investments in reverse repurchase agreements and other borrowing to no more than 33 1/3%, or as otherwise limited herein, of its total assets. While a reverse repurchase agreement is outstanding, the Portfolios will maintain liquid assets in an amount at least equal in value to the Portfolios' commitments to cover their obligations under the agreement.

The use of reverse repurchase agreements by a Portfolio creates leverage that increases a Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

Short Sales

To the extent permitted by its investment objective and policies, each Portfolio may engage in any type of short sales including short sales "against the box."

In a short sale transaction, a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To enter into a short sale, a Portfolio borrows the security and delivers it to a buyer. To close out the short sale, the Portfolio purchases the security borrowed at the market price and returns it to the party from which it originally borrowed the security. The price at the time a Portfolio closes out a short sale may be more or less than the price at which the Portfolio sold the security to enter into the short sale. Until the Portfolio replaces the security, the Portfolio is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. There may also be other costs associated with short sales. A Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date when the Portfolio enters into the sale and the date when the Portfolio closes out the short position. The Portfolio will realize a gain if the security declines in price between those dates. Until a Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will (a) segregate cash or liquid assets at such a level that the segregated assets plus any amount deposited with the broker as collateral will equal the current value of the security sold short or (b) otherwise cover its short position in accordance with applicable law. There is no guarantee that a Portfolio will be able to close out a short position at any particular time or at an acceptable price. During the time that a Portfolio is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Portfolio is unable to borrow the same security from another lender. If that occurs, the Portfolio may be "bought in" at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Unlike a long position in a security, theoretically there is no limit to the amount a Portfolio could lose in a short transaction.

In a short sale "against the box," a Portfolio enters into a short sale of a security that the Portfolio owns or has the right to obtain the security or one of like kind and amount at no additional cost. The effect of a short sale against the box is to "lock in" appreciation of a long position by hedging against a possible market decline in the value of the long position. The short sale against the box counterbalances the related long position such that gains in the long position will be offset by equivalent losses in the short position, and vice versa. In a short sale against the box, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. If a broker with which a Portfolio has open short sales were to become bankrupt, a Portfolio could experience losses or delays in recovering gains on short sales.

If a Portfolio effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Stripped Securities

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

A number of banks and brokerage firms have separated ("stripped") the principal portions ("corpus") from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The investment and risk characteristics of "zero coupon" Treasury securities described below under "U.S. Government Securities" are shared by such receipts or certificates. The staff of the SEC has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

Swap Agreements

In accordance with its investment strategy and only with Board approval, a Portfolio may enter into interest rate, equity, credit default, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Portfolio than if the Portfolio had invested directly in an instrument that yielded that desired return or for other portfolio management purposes. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Most swap agreements entered into by a Portfolio would calculate the obligations of the parties to the agreements on a "net" basis. Consequently, a Portfolio's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets to avoid any potential leveraging of the Portfolio's investment holdings.

The Manager or Subadvisor will consider, among other factors, creditworthiness, size, market share, execution ability, pricing and reputation in selecting swap counterparties for the Portfolios.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component ("asset") during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Manager's or Subadvisor's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such securities are determined to be illiquid, then a Portfolio will limit its investment in these securities subject to its limitation on investments in illiquid securities. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or Subadvisor will cause a Portfolio to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Portfolio's repurchase agreement guidelines. Certain restrictions imposed on the Portfolios by the Internal Revenue Code may limit the Portfolios' ability to use swap agreements. A Portfolio may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

A Portfolio's ability to enter into certain swap transactions may be limited by tax considerations.

Certain swap agreements are largely excluded from regulation under the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA. To qualify for this exclusion, a swap agreement must be entered into by "eligible contract participants," which include financial institutions, investment companies subject to regulation under the 1940 Act and the following, provided the participants' total assets exceed established levels: commodity pools, corporations, partnerships, proprietorships, organizations, trusts or other entities, employee benefit plans, governmental entities, broker/dealers, futures commission merchants, natural persons, or regulated foreign persons. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must be subject to individual negotiation by the parties and may not be executed or traded on trading facilities other than qualifying electronic trading facilities.

Equity Swaps (Total Return Swaps / Index Swaps). Equity swap contracts may be structured in different ways. For example, when a Portfolio takes a long position, the counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, a Portfolio may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock. Therefore, in this case the return to a Portfolio on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Portfolio on the notional amount. In other cases, when a Portfolio takes a short position, a counterparty may agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Portfolio sold a particular stock (or group of stocks) short, less the dividend expense that the Portfolio would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, a Portfolio may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the other party to an equity swap defaults, a Portfolio's risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover the Portfolios' current obligations (or are otherwise covered as permitted by applicable law), the Portfolios and New York Life Investments believe that transactions do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Portfolio's borrowing restrictions.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Manager, or Subadvisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Portfolio may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Interest Rate Swaps. An interest rate swap is an agreement between two parties (known as counterparties) where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate (most often the LIBOR). A company will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.

Swap agreements will tend to shift a Portfolio's investment exposure from one type of investment to another. For example, if a Portfolio agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Portfolio's exposure to long-term interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio's investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, the Portfolio must be prepared to make such payments when due.

Credit Default Swaps. To the extent consistent with its investment objectives and subject to the Portfolios' general limitations on investing in swap agreements, certain Portfolios may invest in credit default swaps. Credit default swaps are contracts whereby one party, the protection "buyer," makes periodic payments to a counterparty, the protection "seller," in exchange for the right to receive from the seller a payment equal to the par (or other agreed-upon value (the "value") of a particular debt obligation (the "referenced debt obligation") in the event of a default by the issuer of that debt obligation. A credit default swap may use one or more securities that are not currently held by a Portfolio as referenced debt obligations. A Portfolio may be either the buyer or the seller in the transaction. The use of credit default swaps may be limited by a Portfolio's limitations on illiquid investments. When used for hedging purposes, a Portfolio would be the buyer of a credit default swap contract. In that case, a Portfolio would be entitled to receive the value of a referenced debt obligation from the seller in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, a Portfolio would pay to the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Portfolio would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that, in the event that a Portfolio's Manager or Subadvisor incorrectly evaluates the creditworthiness of the issuer on which the swap is based, the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). They also involve credit risk - that the seller may fail to satisfy its payment obligations to a Portfolio in the event of a default.

When a Portfolio is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will maintain appropriate liquid assets, or enter into offsetting positions.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Temporary Defensive Instruments; Cash Equivalent

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes, each Portfolio may invest outside the scope of its principal investment focus. Under such conditions, a Portfolio may not invest in accordance with its investment objective or investment strategies, including substantially reducing or eliminating its short positions, and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such conditions, a Portfolio may invest without limit in cash and cash equivalents. These include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities; see "Repurchase Agreements" and "Reverse Repurchase Agreements" for a description of the characteristics and risks of repurchase agreements and reverse repurchase agreements); obligations of banks (certificates of deposit ("CDs"), bankers' acceptances and time deposits) and obligations of other banks or S&Ls if such obligations are federally insured; commercial paper (as described in this SAI); investment grade corporate debt securities or money market instruments, for this purpose including U.S. government securities having remaining maturities of one year or less; and other debt instruments not specifically described above if such instruments are deemed by the Manager or Subadvisor to be of comparable high quality and liquidity.

Also, a portion of each Portfolio's assets may be maintained in money market instruments as described above in such amount as the Manager or Subadvisor deems appropriate for cash reserves.

To-Be-Announced ("TBA") Purchase Commitments

TBA purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Portfolio agrees to accept any mortgage-backed security that meets specified terms. Thus, a Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. A Portfolio will set aside cash or other liquid assets in an amount equal to 100% of its commitment to purchase securities on a to be announced basis. These assets will be marked-to-market daily, and a Portfolio will increase the aggregate value of the assets, as necessary, to ensure that the assets are at least equal to 100% of the amount of the Portfolio's commitments. On delivery for such transactions, a Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow.

TBA purchase commitments may be considered securities in themselves, and purchasing a security on a to be announced basis can involve the risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Default by or bankruptcy of the counterparty to a TBA transaction would expose a Portfolio to possible loss because of adverse market action and expenses or delays in connection with the purchase of the mortgage-backed securities specified in the TBA transaction. Mortgage-backed securities purchased on a to be announced basis increase interest rate risks to the Portfolio because the underlying mortgages may be less favorable than anticipated. No interest or dividends accrue to the purchaser prior to the settlement date.

U.S. Government Securities

Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Portfolio will invest in obligations issued by such an instrumentality only if the Manager or Subadvisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Portfolio.

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease. See "Cash Equivalents" for more information.

Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in warrants. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

When-Issued Securities

Each Portfolio may from time to time purchase securities on a "when-issued" basis. When purchasing a security on a when-issued basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by a Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Portfolios' intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated herein and in the relevant Prospectus. Although when-issued securities may be sold prior to the settlement date, each Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Portfolio and not for purposes of leveraging the Portfolio's assets. However, a Portfolio will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Portfolio has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Portfolio.

The Portfolios do not believe that a Portfolio's NAV per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time a Portfolio makes the commitment to purchase a security on a when issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's NAV per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. Liquid assets are maintained to cover "senior securities transactions" which may include, but are not limited to, the Portfolio's commitments to purchase securities on a when-issued basis. The value of a Portfolio's "senior securities" holdings are marked-to-market daily to ensure proper coverage. Such securities either will mature or, if necessary, be sold on or before the settlement date.

Zero Coupon Bonds

The Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolio on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The Board oversees the Fund, the Manager, the Subadvisors and elects the officers of the Fund who are responsible for the day to day operations of the Fund. Information pertaining to the Board and officers is set forth below. Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. The Retirement Policy provides that a Trustee shall tender his or her resignation upon reaching age 72. A Trustee reaching the age of 72 may continue for additional one year periods with the approval of the Board's Nominating and Governance Committee. Officers serve a term of one year and are elected annually by the Trustees. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE*	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY BOARD MEMBER	OTHER DIRECTORSHIPS HELD BY BOARD MEMBER
John Y. Kim 9/24/60**	Indefinite; Trustee since September 2008

Member of the Board of Managers, President and Chief Executive Officer (since 2008), New York Life Investment Management LLC and New York Life Investment Management Holdings LLC; Member of the Board, MacKay Shields LLC (since 2008); Chairman of the Board, Institutional Capital LLC, Madison Capital Funding LLC, Madison Square Investors LLC and McMorgan & Company LLC, Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC and Chairman of the Board, NYLCAP Manager LLC (since April 2008); President, Prudential Retirement, a business unit of Prudential Financial, Inc. (2002 to 2007)

			73	Trustee, Eclipse Funds since 2008 (2 funds); Trustee, Eclipse Funds Inc. since 2008 (1 fund); Trustee, MainStay Funds Trust since 2009 (28 funds); Trustee, The MainStay Funds since 2008 (14 funds).

* Includes service as a Director or Officer of the Fund's predecessor, MainStay VP Series Fund, Inc., a Maryland corporation.

** This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., Dimensional Fund Advisors LP, DuPont Capital Management Corporation, Eagle Asset Management, Inc., Janus Capital Management LLC, Massachusetts Financial Services Company, Pacific Investment Management Company LLC, T. Rowe Price Associates, Inc., Van Eck Associates Corporation, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."

Independent Trustees

NAME AND DATE OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE*	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY BOARD MEMBER	OTHER DIRECTORSHIPS HELD BY BOARD MEMBER
Susan B. Kerley 8/12/51	Indefinite; Chairman and Trustee since 2007	President, Strategic Management Advisors LLC (since 1990)	73

Chairman since 2005 and Trustee since 2000, Eclipse Funds (2 funds); Chairman since 2005 and Director since 1990, Eclipse Funds Inc. (1 fund); Chairman and Trustee, MainStay Funds Trust since 2009 (28 funds); Chairman and Trustee, The MainStay Funds since 2007 (14 funds); Trustee, Legg Mason Partners Funds, Inc, since 1991 (58 portfolios)

Alan R. Latshaw 3/27/51	Indefinite; Trustee and Audit Committee Financial Expert since 2007	Retired; Partner, Ernst & Young LLP (2002 to 2003); Partner, Arthur Andersen LLP (1989 to 2002); Consultant to The MainStay Funds Audit and Compliance Committee (2004 to 2006)	73

Trustee and Audit Committee Financial Expert, Eclipse Funds since 2007 (2 funds); Director and Audit Committee Financial Expert, Eclipse Funds Inc. since 2007 (1 fund); Trustee and Audit Committee Financial Expert, MainStay Funds Trust since 2009 (28 funds); Trustee and Audit Committee Financial Expert, The MainStay Funds since 2006 (14 funds); Trustee, State Farm Associates Funds Trusts since 2005 (4 portfolios); Trustee, State Farm Mutual Fund Trust since 2005 (15 portfolios); Trustee, State Farm Variable Product Trust since 2005 (9 portfolios)

Peter Meenan 12/5/41	Indefinite; Trustee since 2007	Independent Consultant; President and Chief Executive Officer, Babson-United, Inc. (financial services firm) (2000 to 2004); Independent Consultant (1999 to 2000); Head of Global Funds, Citicorp (1995 to 1999)	73	Trustee, Eclipse Funds since 2002 (2 funds); Director, Eclipse Funds Inc. since 2002 (1 fund); Trustee, MainStay Funds Trust since 2009 (28 funds); Trustee, The MainStay Funds since 2007 (14 funds)
Richard H. Nolan, Jr. 11/16/46	Indefinite; Trustee since 2006	Managing Director, ICC Capital Management; President – Shields/Alliance, Alliance Capital Management (1994 to 2004)	73	Trustee, Eclipse Funds since 2007 (2 funds); Director, Eclipse Funds Inc. since 2007 (1 fund); Trustee, MainStay Funds Trust since 2009 (28 funds); Trustee, The MainStay Funds since 2007 (14 funds)
Richard S. Trutanic 2/13/52	Indefinite; Trustee since 2007	Chairman and Chief Executive Officer, Somerset & Company (financial advisory firm) (since 2004); Managing Director, The Carlyle Group (private investment firm) (2002 to 2004); Senior Managing Director, Partner and Board Member, Groupe Arnault S.A. (private investment firm) (1999 to 2002)	73	Trustee, Eclipse Funds since 2007 (2 funds); Director, Eclipse Funds Inc. since 2007 (1 fund); Trustee, MainStay Funds Trust since 2009 (28 funds); Trustee, The MainStay Funds since 1994 (14 funds)
Roman L. Weil 5/22/40	Indefinite; Trustee since 1994 and Audit Committee Financial Expert since 2003	Visiting Professor, NYU Stern School of Business, New York University (since 2011); President Roman L. Weil Associates, Inc. (consulting firm) (since 1981); V. Duane Rath Professor Emeritus of Accounting, Chicago Booth School of Business, University of Chicago; (1965-2008)	73

Trustee and Audit Committee Financial Expert, Eclipse Funds since 2007 (2 funds); Director and Audit Committee Financial Expert, Eclipse Funds Inc. since 2007 (1 fund); Trustee and Audit Committee Financial Expert, MainStay Funds Trust since 2009 (28 funds); Trustee and Audit Committee Financial Expert, The MainStay Funds since 2007 (14 funds)

John A. Weisser 10/22/41	Indefinite; Trustee since 1997	Retired. Managing Director of Salomon Brothers, Inc. (1971 to 1995)	73

Trustee, Eclipse Funds since 2007 (2 funds); Director, Eclipse Funds Inc. since 2007 (1 fund); Trustee, MainStay Funds Trust since April 2009 (28 funds); Trustee, The MainStay Funds since 2007 (14 funds); Trustee, Direxion Funds (27 portfolios) and Direxion Insurance Trust (1 portfolio) since 2007; Trustee, Direxion Shares ETF Trust since 2008 (50 portfolios)

* Includes service as a Director or Officer of the Fund's predecessor, MainStay VP Series Fund, Inc., a Maryland corporation.

In addition to the information provided in the table above, the following is a brief discussion of the specific experience, qualifications, attributes, or skills that support the conclusion, as of the date of this SAI, that each person listed below is qualified to serve as a Board Member of the Portfolios in light of the Portfolios' business and structure. The disclosure below regarding the Board Members is not intended to state or imply that any Board Member has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Board Member, either as compared to the other Board Members of the Portfolios or to board members of other mutual funds generally.

Ms. Kerley. Ms. Kerley has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1990, has served as Chairman of at least one registrant since 2005, and previously served as the Chairman of the Audit Committee of Eclipse Funds and Eclipse Funds Inc. Ms. Kerley also has served as a trustee of another large mutual fund complex since 1991. She has been President of Strategic Management Advisors LLC, an investment consulting firm, since 1990. Ms. Kerley has over 25 years of experience in the investment management industry. She is a member of the Board of Governors of the Investment Company Institute, the national association of U.S. investment companies ("ICI"), and the Co-Chair of the Education and Communication Committee of the Independent Directors Council ("IDC"). She served as the Chair of the IDC Task Force on Derivatives in 2008.

Mr. Kim. Mr. Kim has been a Board Member since 2008. As President and Chief Executive Officer of the Manager, Mr. Kim is ultimately responsible for the management of the Portfolios' day-to-day operations. In addition to his role with the Manager, Mr. Kim also serves as an Executive Vice President of New York Life Insurance Company ("New York Life") and is a member of New York Life's Executive Management Committee. Mr. Kim has more than 15 years' experience in the investment management field, including experience managing investments in essentially every type of security in which the Portfolios may invest. Mr. Kim is a Chartered Financial Analyst and holds Series 7 and 24 licenses with the Financial Industry Regulatory Authority ("FINRA"). Immediately prior to joining the Manager, Mr. Kim was responsible for managing the retirement investment business of Prudential Financial, Inc. Mr. Kim also has previously served on the board of another mutual fund complex.

Mr. Latshaw. Mr. Latshaw has served as a Board Member and Audit Committee Financial Expert ("ACFE") of one or more registrants in the MainStay Group of Funds or a predecessor since 2007. Prior to becoming a Trustee of The MainStay Funds, Mr. Latshaw served as a consultant to the Audit and Compliance Committee of its Board of Trustees from 2004 through 2006. Mr. Latshaw also has served as a trustee of another mutual fund complex since 2005. Mr. Latshaw has over 20 years of accounting experience, and has spent the majority of his career focusing on accounting and audit issues related to mutual funds. Mr. Latshaw is a member of the Investment Companies Committee ("ICC") of the American Institute of Certified Public Accountants, and served as its chairman from 1997-2001. As part of his chairmanship of the ICC, Mr. Latshaw assisted with the development of accounting standards and practices applicable to mutual funds, many of which were the predecessors to generally accepted accounting principles codified by the Financial Accounting Standards Board ("FASB") in 2009.

Mr. Meenan. Mr. Meenan has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 2002, including serving as the ACFE of Eclipse Funds and Eclipse Funds Inc. for approximately four years. He has over 35 years of experience in the mutual fund industry, including experience in senior legal and senior business capacities. Mr. Meenan has served as the general counsel of several major investment advisory firms and as a senior executive with responsibility for domestic and international mutual fund products and businesses at major financial institutions. Mr. Meenan previously has served as a member of the boards of several mutual fund families, including four years' experience as a chairman. He served as the Chair of the IDC Task Force on Director Self-Evaluation.

Mr. Nolan. Mr. Nolan has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 2006. Mr. Nolan has more than 25 years of experience as a senior executive and investment manager of both equity and fixed income portfolios for institutional and individual clients, including the management of employee benefit and retirement assets. He also served as a director and later treasurer of the New York Institute of Podiatric Medicine, during which time he was responsible, among other duties, for the management of the Institute's portfolio of investments.

Mr. Trutanic. Mr. Trutanic has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1994, including previously serving as the Chairman of the Brokerage and Expense Committee of The MainStay Funds. Currently, Mr. Trutanic is the Chairman and Chief Executive Officer of Somerset & Company, a private investment and advisory firm focused primarily on private equity and alternative investments for institutional clients and high net worth families. He has over 25 years of investment management experience with several institutional investment firms, including the management of public and private equity investments, with a particular focus on international and alternative investments. Prior to his investment management experience, Mr. Trutanic was a lawyer in private practice focusing on securities law.

Mr. Weil. Mr. Weil has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1994. He is currently a Visiting Professor at New York University Stern School of Business. He has served as the V. Duane Rath Professor Emeritus of Accounting at the Chicago Booth School of Business, a Program Fellow at Stanford Law School, and a Visiting Professor at Princeton University Department of Economics. Mr. Weil has been a professor for over 45 years, and his scholarship has focused primarily in the areas of economics and accounting. Mr. Weil has been a Certified Public Accountant in Illinois since 1973 and was a Certified Management Accountant from 1974 until 2009. He has co-authored over a dozen textbooks, has co-edited four professional reference books, and has authored over 100 articles in academic and professional journals. He served on the SEC's Advisory Committee on Replacement Cost Accounting, on two FASB task forces and the FASB's Accounting Standards Advisory Council. He serves on the Standing Advisory Group of PCAOB. He co-founded and co-directs the Directors' Consortium, a joint venture of the University of Chicago, Stanford Law School, Stanford Graduate School of Business, and The Tuck School at Dartmouth, which serves as an educational resource for directors. Mr. Weil serves on the Education Committee of the IDC and also has served on its Governance Committee.

Mr. Weisser. Mr. Weisser has served as a Board Member of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1997 and served as Lead Independent Director of MainStay VP Series Fund, Inc. for approximately two years. Mr. Weisser spent the majority of his career at Salomon Brothers, Inc., serving as a Managing Director for more than 14 years. At Salomon Brothers, Mr. Weisser managed a team that specialized in various types of fixed income securities, including many of the types of securities in which the Portfolios may invest.

Board Structure and Leadership

The Board oversees the business and affairs of the Portfolios, including oversight of key service providers to the Portfolios, including the Manager and Subadvisors. The Board holds regularly scheduled in person meetings on a quarterly basis and other special in person and telephonic meetings on an as needed basis. There are eight Board Members, seven of whom are considered not to be "interested persons" (as that term is defined in the 1940 Act) of the Fund, the Manager or the Subadvisors ("Independent Board Members") in accordance with rules adopted by the SEC.

The Board has elected an Independent Board Member to serve as its Chairman. The Chairman is responsible for setting the agendas of all regular and special Board meetings, assists in identifying the information to be presented to the Board with respect to matters to be acted upon by the Board, and presides over all Board meetings. In between meetings, the Chairman is responsible for communicating with other Board Members, Fund officers, and personnel of the Manager and other service providers as necessary to enable the Board to carry out its primary responsibility of overseeing the Portfolios and their operations.

As discussed further below, the Board has established various Committees through which the Board Members focus on matters relating to particular aspects of the Funds' operations, such as valuation of portfolio holdings, investments, risk oversight and compliance, Fund fees and expenses and financial reporting. The Board Members routinely review the effectiveness of the Committee structure and each Committee's responsibilities and membership.

The Board Members believe that the Board's leadership and committee structure is appropriate in light of the nature and size of the Portfolios because, among other things, it fosters strong communication between the Board, its individual members, the Manager and other service providers, allocates responsibilities among the Committees and permits Committee members to focus on particular areas involving the Portfolios. In addition, the Committees support and promote the Independent Board Members in their oversight of all aspects of the Portfolios' operations and their independent review of proposals made by the Manager.

Risk Oversight

While responsibility for day-to-day risk management relating to the Portfolios and their operations resides with the Manager, Subadvisors or other service providers (subject to the supervision of the Manager), the Board actively performs a risk oversight function, both directly and through its Committees, as described below. The Board and its Committees exercise a risk oversight function through regular and ad hoc Board and Committee meetings during which the Board and its Committees meet with representatives of the Manager, the Subadvisors, and other key service providers. In addition, the Board has established a Risk and Compliance Oversight Committee that has the responsibility of coordinating the Board’s oversight of the implementation of the risk management and compliance programs of, and related to, the Portfolios. The Audit Committee also meets regularly with the Portfolio’s independent registered public accounting firm and Principal Financial and Accounting Officer to discuss internal controls and financial reporting matters, among other things. The Board and Committees regularly require senior management of the Manager and senior officers of the Portfolio to report to the Board and the Committees on a variety of risk areas relating to the Portfolio, including, but not limited to, investment/portfolio risks (e.g., performance, compliance, counterparty, credit, liquidity and valuation risks) and operational/enterprise risks (e.g., financial, reputational, compliance, litigation, personnel and business continuity risks), as well as more general business risks. The Board reviews, on an ongoing basis, the Portfolio's performance, operations and investment practices. The Board also conducts reviews of the Manager in its role in managing the Portfolio's operations. In addition, the Board has engaged counsel to the Independent Board Members and consults with such counsel both during and between meetings of the Board and the Committees.

The Board and the Risk and Compliance Oversight Committee also meet regularly with the Portfolio's Chief Compliance Officer ("CCO"), who reports directly to the Board. The CCO has responsibility for testing the compliance procedures of the Portfolios and their service providers. The CCO regularly discusses issues related to compliance and provides a quarterly report to the Board regarding the Portfolio's compliance program. In order to maintain a robust risk management and compliance program for the Portfolios, the Board and the Risk Compliance Oversight Committee also regularly review and approve, as necessary, the Portfolio's compliance policies and procedures and updates to these procedures, as well as review and approve the compliance policies and procedures of certain of the Portfolios' service providers to the extent that those policies and procedures relate to the operations of the Portfolios. In addition to the meetings with various parties to oversee the risk management of the Portfolios, the Board and its Committees also receive regular written reports from these and other parties which assist the Board and the Committees in exercising their risk oversight function.

The Board also benefits from other risk management resources and functions within the Manager's organization, such as the Manager's risk management personnel and the internal auditor of the Manager's parent company. For example, the Board and the Risk and Compliance Oversight Committee meet periodically with the Manager's risk management personnel, including the Manager's Chief Risk Officer ("CRO") and members of the Risk Management Committee. The CRO is responsible for overseeing the measurement and monitoring of operational risks across the Manager's enterprise. The Risk Management Committee is comprised of senior personnel of the Manager and seeks to identify and address material risks within the Manager's businesses across its multi-boutique structure. The Board recognizes that it is not possible to identify all of the risks that may affect the Portfolios or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Portfolios' investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Officers (Who Are Not Board Members)*

NAME AND DATE OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE**	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Jack R. Benintende 5/12/64	Treasurer and Principal Financial and Accounting Officer since 2007

Assistant Treasurer, New York Life Investment Management Holdings LLC (since 2008); Managing Director, New York Life Investment Management LLC (since 2007); Treasurer and Principal Financial and Accounting Officer, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, and MainStay Funds Trust (since 2009); Vice President, Prudential Investments (2000 to 2007); Assistant Treasurer, JennisonDryden Family of Funds, Target Portfolio Trust, The Prudential Series Fund and American Skandia Trust (2006 to 2007); Treasurer and Principal Financial Officer, The Greater China Fund (2007)

NAME AND DATE OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE**	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Jeffrey A. Engelsman 9/28/67	Vice President and Chief Compliance Officer since 2009

Managing Director, Compliance (since 2009), Director and Associate General Counsel (2005 to 2008), New York Life Investment Management LLC; Assistant Secretary, NYLIFE Distributors LLC (2006 to 2008); Vice President and Chief Compliance Officer (since 2009), Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust and The MainStay Funds; Assistant Secretary (2006 to 2008), The MainStay Funds; Assistant Secretary (2005 to 2008), Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund, Inc.; Director and Senior Counsel, Deutsche Asset Management (1999 to 2005)

Stephen P. Fisher 2/22/59	President since 2007

Manager, President and Chief Operating Officer, NYLIFE Distributors LLC (since 2008); Chairman of the Board, NYLIM Service Company LLC (since 2008); Senior Managing Director and Chief Marketing Officer, New York Life Investment Management LLC (since 2005); Managing Director – Retail Marketing, New York Life Investment Management LLC (2003 to 2005); President, MainStay Funds Trust (since 2009), Eclipse Funds, Eclipse Funds Inc. and The MainStay Funds (since 2007)

J. Kevin Gao 10/13/67	Secretary and Chief Legal Officer since 2010

Managing Director and Associate General Counsel, New York Life Investment Management LLC (since 2010); Secretary and Chief Legal Officer (since 2010), Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust and The MainStay Funds; Director and Counsel, Credit Suisse; Chief Legal Officer and Secretary, Credit Suisse Asset Management LLC and Credit Suisse Funds (2003-2010)

Scott T. Harrington 2/8/59	Vice President — Administration since 2005

Director, New York Life Investment Management LLC (including predecessor advisory organizations) (since 2000); Executive Vice President, New York Life Trust Company and New York Life Trust Company, FSB (since 2006); Vice President—Administration, Eclipse Funds, Eclipse Funds Inc., and The MainStay Funds (since 2005) and ICAP Funds, Inc. (since 2006)

* The Officers listed above are considered to be "interested persons" of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with the MainStay Group of Funds, New York Life Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc., Markston International, LLC, Winslow Capital Management, Inc., Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Funds Trust, The MainStay Funds, Dimensional Fund Advisors LP, DuPont Capital Management Corporation, Eagle Asset Management, Inc., Janus Capital Management LLC, Massachusetts Financial Services Company, Pacific Investment Management Company LLC, T. Rowe Price Associates, Inc., Van Eck Associates Corporation, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail in the column captioned "Principal Occupation(s) During Past Five Years." Officers are elected annually by the Board to serve a one year term.

** Includes service as a Director or Officer of the Fund's predecessor, MainStay VP Series Fund, Inc., a Maryland corporation.

The Board oversees the Fund, the Manager and the Subadvisors. The committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee and the Nominating and Governance Committee and the Risk and Compliance Oversight Committee. The Board also have established a Valuation Committee and Valuation Subcommittee, which may include members who are not Board Members.

Audit Committee. The purposes of the Audit Committee, which meets at least twice annually, are to oversee the Portfolios' processes for accounting, auditing, financial reporting, and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan R. Latshaw (Chairman), Susan B. Kerley and Roman L. Weil. The Audit Committee held 5 meetings during the fiscal year ended December 31, 2011.

Contracts Committee. The purpose of the Contracts Committee, which meets on an as needed basis, is to assist the Board in overseeing contracts to which the Portfolios are or are proposed to be parties to ensure that the interests of the Portfolios and their shareholders are served by the terms of these contracts. The Committee will oversee the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the Board, make recommendations to the Board with respect to any contracts affecting the Portfolios. The members of the Contracts Committee include Peter Meenan (Chairman), Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Contracts Committee held 7 meetings during the fiscal year ended December 31, 2011.

Investment Committee. The purposes of the Investment Committee, which meets on a quarterly basis, are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Portfolios and to consider any investment-related proposals that the Manager may make from time to time. The members of the Investment Committee are Richard H. Nolan, Jr. (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard S. Trutanic, Roman L. Weil and John A. Weisser, Jr. The Investment Committee held 4 meetings during the fiscal year ended December 31, 2011.

Nominating and Governance Committee. The purposes of the Nominating and Governance Committee, which meets on an as needed basis, are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Fund and overseeing the management of the Fund; (2) make recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Board Members; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board's committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee are John A. Weisser, Jr. (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H.

Nolan, Jr., Richard S. Trutanic and Roman L. Weil. There were 5 Nominating and Governance Committee meetings held during the fiscal year ended December 31, 2011.

The Nominating and Governance Committee has adopted Policies for Consideration of Board Member candidates (the "Candidate Policy"), formal policies on the consideration of Board Member candidates, including nominees recommended by shareholders. The Nominating and Governance Committee may solicit suggestions for nominations from any source, which it deems appropriate, including independent consultants engaged specifically for such a purpose.

Shareholders or shareholder groups submitting candidates to the Nominating and Governance Committee must show that the candidate satisfies the Nominating and Governance Committee qualifications for submission, at the time of submitting the candidate to the attention of the Fund's Secretary, who will provide all qualified submissions to the Nominating and Governance Committee. This submission to the Secretary of the Fund must include: (a) Contact information for the nominating shareholder or shareholder group; (b) a certification from the nominating shareholder or shareholder group which provides the number of shares which the person or group has: (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares and (v) stating that the shares have been held continuously for at least two years as of the date of the nomination; (c) the candidate's contact information and the number of applicable Portfolio shares owned by the candidate; (d) all information regarding the candidate that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934, as amended; and (e) a notarized letter executed by the candidate, stating his or her intention to serve as a candidate and be named in the Fund's proxy statement, if so designated by the Nominating and Governance Committee and the Fund's Board. It shall be in the Nominating and Governance Committee's sole discretion whether to seek corrections of a deficient submission or to exclude a candidate from consideration.

Risk and Compliance Oversight Committee. The primary purposes of the Risk and Compliance Oversight Committee, which meets on a quarterly basis, are to: (i) assist the Board in overseeing the policies, procedures, practices and systems relating to, identifying , and managing the various risks and compliance matters that are or may be applicable to the Portfolios; (ii) serve as the primary link between significant areas of risk management and compliance that may affect the Portfolios, the Manager and the Subadvisors; and (iii) oversee the implementation of the Portfolios’ proxy voting policies and procedures. The members of the Risk and Compliance Oversight Committee are Roman L. Weil (Chairman), Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic and John A. Weisser, Jr. The Risk and Compliance Oversight Committee held its first meeting December 14, 2011, and therefore held 1 meeting during the fiscal year ended December 31, 2011.

Valuation Committee. The purpose of the Valuation Committee is to oversee the implementation of the Fund's valuation procedures and to make fair value determinations on behalf of the Board as specified in such valuation procedures. The members of the Valuation Committee include: Jack R. Benintende (Chairman), Christopher C. Andersen, Jeffrey A. Engelsman, Christopher Feind, J. Kevin Gao, Susan B. Kerley, Alan R. Latshaw, Peter Meenan, Richard H. Nolan, Jr., Richard S. Trutanic, Roman L. Weil, John A. Weisser, Jr. and Jae S. Yoon. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were 4 Valuation Committee meetings held during the fiscal year ended December 31, 2011.

Valuation Subcommittee. The purpose of the Valuation Subcommittee, which meets on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the Fund valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee include: Christopher C. Andersen, Jack R. Benintende, William Cheng, Jeffrey A. Engelsman, Christopher Feind, J. Kevin Gao, Thomas J. Girard and Jae S. Yoon. There were 21 Subcommittee meetings held during the fiscal year ended December 31, 2011.

Ownership of Securities

As of December 31, 2011, the dollar range of equity securities owned by each Board Member in the Fund (including beneficially) and in any registered investment company overseen by the Board Members within the same family of investment companies as the Fund was as follows:

Interested Board Member

INTERESTED BOARD MEMBER	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY BOARD MEMBER IN FAMILY OF INVESTMENT COMPANIES
John Y. Kim[1]	None	Over $100,000

1 This Board Member is considered to be an "interested person" of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life

Insurance Company, New York Life Investment Management LLC, Madison Square Investors LLC, MacKay Shields LLC, Institutional Capital LLC, Epoch Investment Partners, Inc.,

Markston International, LLC, Winslow Capital Management, Inc., Dimensional Fund Advisors LP, DuPont Capital Management Corporation, Eagle Asset Management, Inc., Janus

Capital Management LLC, Massachusetts Financial Services Company, Pacific Investment Management Company LLC, T. Rowe Price Associates, Inc., Van Eck Associates

Corporation, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail above in the column entitled "Principal Occupation(s) During the Past Five Years."

Independent Board Members

INDEPENDENT BOARD MEMBER	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY BOARD MEMBER IN FAMILY OF INVESTMENT COMPANIES
Susan B. Kerley Alan R. Latshaw Peter Meenan Richard H. Nolan, Jr. Richard S. Trutanic Roman L. Weil John A. Weisser	None None None None None MainStay VP S&P 500 Index Portfolio $1 - $10,000 None	Over $100,000 $10,001 - $50,000 Over $100,000 Over $100,000 $1-$10,000 $10,001 - $50,000 Over $100,000

As of December 31, 2011, each Independent Board Member who is not an "interested person" of the Fund, as that term is defined in the 1940 Act, and his or her immediate family members, did not beneficially or of record own securities in (1) an investment adviser or principal underwriter of the MainStay Group of Funds or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the MainStay Group of Funds.

Compensation

The following Compensation Table reflects the compensation received by certain Board Members for the fiscal year ended December 31, 2011, from the MainStay Group of Funds (“Fund Complex”). Effective January 1, 2012, the Independent Board Members receive from the Fund Complex, either directly or indirectly, an annual retainer of $110,000; a fee of $15,000 for each regular Board meeting and associated Committee meetings attended; and fees of $7,500 per day for other in-person Board meetings, $2,500 per day if a Board Member attends a regular in-person meeting telephonically, and $7,500 per day if a Board Member attends an in-person Board meeting that is not regularly scheduled telephonically. Board Members also are reimbursed for all out-of-pocket expenses related to attendance at Board and Committee meetings. The Chairman of the Board is also paid an annual fee of $40,000 and the Chairmen of the Audit, Investment, Contracts and Nominating and Governance and Compliance Oversight Committees each receive an annual fee of $20,000. The Independent Board Members had a different compensation arrangement prior to January 1, 2010. The Portfolios pay their pro rata share of the above-referenced fees based on the relative net assets of the Portfolios and other funds in the Fund Complex for which the Board Members serves as a Trustee as of the end of the relevant fiscal year.

Compensation Table for the Independent Trustees of the Company

INDEPENDENT TRUSTEE	AGGREGATE COMPENSATION FROM THE FUND*	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM COMPANY AND FUND COMPLEX PAID TO BOARD MEMBER
Susan B. Kerley	$60,909	None	None	$225,000
Alan R. Latshaw	$55,501	None	None	$205,000
Peter Meenan	$55,501	None	None	$205,000
Richard H. Nolan, Jr.	$55,501	None	None	$205,000
Richard S. Trutanic	$50,060	None	None	$185,000
Roman L. Weil	$50,060	None	None	$185,000
John A. Weisser	$55,501	None	None	$205,000

* These amounts reflect compensation received from former series of MainStay VP Series Fund, Inc. that merged into corresponding "shell" series of the Fund on April 29, 2011.

Because the Portfolios have not yet commenced operations as of the date of this SAI, none of the Trustees and Officers of the Fund owned shares of any class of common stock of the Portfolios of the Fund.

Codes of Ethics

The Fund, its Manager, its Distributor, and each of its Subadvisors have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

The Manager and the Subadvisors

New York Life Investments, subject to the supervision of the Board, and in conformity with the stated policies of each Portfolio of the Fund, administers each Portfolio's business affairs and manages the investment operations of each Portfolio and the composition of each Portfolio's holdings, including the purchase, retention, disposition and loan of securities. These advisory services are provided pursuant to an Amended and Restated Management Agreement ("Management Agreement") dated April 29, 2011, as amended with regard to the Portfolios. As described more fully below, the Manager has delegated day-to-day Portfolio management responsibilities of the Portfolios to the Subadvisors. The Manager is a subsidiary of New York Life Insurance Company ("New York Life").

The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board Members, or by vote of a majority of the outstanding voting securities of the Portfolio (as defined in the 1940 Act and in a rule under the Act) and, in either case, by a majority of the Independent Board Members.

The Manager has authorized any of its Board Members, officers and employees who have been elected or appointed as Board Members of the Fund to serve in the capacities in which they have been elected or appointed. In connection with the services it renders, the Manager bears the salaries and expenses of all of its personnel.

Other than as imposed by law, the Management Agreement provides that the Manager shall not be liable to the Portfolios for any error of judgment by it or for any loss sustained by the Portfolio, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Agreement also provides that it shall terminate automatically if assigned, and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the SEC permitting the Manager, on behalf of a Portfolio and subject to the approval of the Board, including a majority of the Independent Board Members, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with an unaffiliated subadvisor without shareholder approval. The fees paid to each subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of each Portfolio.

Conditions to exemptive relief include: (i) the Fund would make certain disclosures in the prospectus regarding the existence, substance and effect of the order; (ii) the Fund would be required to provide an information statement to shareholders of a Portfolio containing details about the Subadvisor, the Subadvisory Agreement, and certain aggregate subadvisory fee information within 90 days of hiring a new Subadvisor; (iii) the Board would be required to determine that any change in Subadvisors is in the best interests of the Fund; (iv) no Board Member or officer of the Portfolio would be permitted to own any interest in a Subadvisor, subject to certain exceptions; (v) the Manager would not enter into a Subadvisory Agreement with any affiliated Subadvisor without shareholder approval; (vi) before a Portfolio may rely on the Order, the operation of that Portfolio pursuant to the Order must be approved by a majority of the Portfolio's outstanding voting securities; and (vii) at all times, a majority of the Board will not be "interested persons" of the Fund within the meaning of the 1940 Act and the nomination of new or additional Board Members that are not "interested persons" will be at the discretion of the then existing Board Members that are not "interested persons." The Portfolios may not rely on this Order without first obtaining shareholder approval with respect to the Portfolios.

Pursuant to the respective Subadvisory Agreements between the Manager and:

Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with respect to the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio;

Eagle Asset Management, Inc. ("Eagle"), with respect to MainStay VP Eagle Small Cap Growth Portfolio;

Janus Capital Management LLC ("Janus Capital"), with respect to the MainStay VP Janus Balanced Portfolio;

Massachusetts Financial Services Company ("MFS"), with respect to the MainStay VP MFS Utilities Portfolio;

Pacific Investment Management Company LLC ("PIMCO"), with respect to MainStay VP PIMCO Real Return Portfolio;

T. Rowe Price Associates, Inc. ("T. Rowe Price"), with respect to MainStay VP T. Rowe Price Equity Income Portfolio; and

Van Eck Associates Corporation ("Van Eck"), with respect to MainStay VP Van Eck Global Hard Assets Portfolio;

(each a "Subadvisor" and collectively, the "Subadvisors"), the Subadvisors have been delegated day-to-day responsibility for the investment decisions of the Portfolios.

The Subadvisors, subject to the supervision of the Board Members of the Fund and the Manager, and in conformity with the stated policies of each of the Portfolios and the Fund, manage their respective Portfolios, including the purchase, retention, disposition and the loan of securities.

The Subadvisory Agreements will remain in effect for two years following their effective dates, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board Members or by a vote of the majority of the outstanding voting securities of each of the Portfolios (as defined in the 1940 Act or in a rule under the 1940 Act) and, in either case, by a majority of the Board Members who are not "interested persons" of the Fund, the Manager or any Subadvisor (as the term is defined in the 1940 Act).

As compensation for services, the Manager, not the Portfolios, pays the Subadvisors an annual fee, computed daily and paid monthly, calculated on the basis of each Portfolio's average daily net assets during the preceding month, at the following annual rates:

PORTFOLIO	ANNUAL RATE
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	0.55%[1]
MainStay VP Eagle Small Cap Growth Portfolio	0.45%[2]
MainStay VP Janus Balanced Portfolio	0.27%[3]
MainStay VP MFS Utilities Portfolio	0.35%[4]
MainStay VP PIMCO Real Return Portfolio	0.25%[5]
MainStay VP T. Rowe Price Equity Income Portfolio	0.50%[6]
MainStay VP Van Eck Global Hard Assets Portfolio	0.50%[7]

1  0.55% on the first $100 million and then 0.50% over $100 million for DFA. 0.68% on the first $200 million, 0.65% on the next $250 million and 0.60% over $450 million for DuPont Capital.

2  0.45% on the first $100 million and then 0.40% over $100 million.

3  0.27% on the first $250 million and then 0.25% over $250 million.

4  0.35% on the first $1 billion, 0.325% on the next $500 million and 0.30% for any assets above $1.5 billion.

5  0.25% on all assets.

6  0.50% on the first $50 million and 0.45% on the next $50 million. 0.40% when assets exceed $100 million, 0.35% when assets exceed $200 million, 0.325% on assets up to $500 million, 0.30% when assets exceed $500 million and 0.30% when assets exceed $1 billion.

7  0.50% on the first $50 million and then 0.475% over $50 million.

The Portfolios have not yet commenced operation as of the date of this SAI. Therefore, no advisory or subadvisory fee payments have been made to the Manager or Subadvisors.

Administrative Services

The Manager provides administrative services to each of the Portfolios. These services are provided to the Portfolios pursuant to the Management Agreement referenced above.

The Manager has authorized any of its Directors, officers and employees who have been elected or appointed as Trustees or officers of the Fund to serve in the capacities in which they have been elected or appointed. In connection with its administration of the business affairs of the Portfolios, and except as indicated in the Prospectus, the Manager bears the following expenses:

1. the salaries and expenses of all personnel of the Fund and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or the Subadvisors; and

2. all expenses incurred by the Manager in connection with administering the ordinary course of the Portfolios' business, other than those assumed by the Fund.

Under a separate agreement, New York Life has granted the Portfolios the right to use the "New York Life" name and service marks and has reserved the right to withdraw its consent to the use of such name and marks by the Fund at any time, and to grant the use of such name and marks to other users.

Pursuant to an agreement with New York Life Investments, State Street, One Lincoln Street, Boston, Massachusetts 02111, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. State Street also holds the Portfolios' foreign assets. For providing these services, State Street is compensated by New York Life Investments.

The Distributor

NYLIFE Distributors LLC, an affiliate of New York Life Investments is a limited liability corporation organized under the laws of Delaware with a principal place of business located at 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the distributor (the "Distributor") of the Fund for the Service Class shares of the Portfolios pursuant to a Distribution and Service Agreement, dated April 29, 2011, as amended. The Distributor is not obligated to sell any specific amount of the Service Class shares, and receives no compensation from the Fund or the Portfolios under the Distribution and Service Agreement.

The Distribution and Service Agreement is subject to annual approval by the Board. The Distribution and Service Agreement is terminable with respect to a Portfolio at any time, without payment of a penalty, by vote of a majority of the Independent Board Members upon 30 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Portfolio, upon 30 days' written notice to the Distributor, or by the Distributor, upon 30 days' written notice to the Fund. The Distribution and Service Agreement will terminate in the event of its assignment.

The shares of each Portfolio are offered continuously, although each Portfolio reserves the right to suspend or terminate such offering at any time. The Distribution and Service Agreement for the Service Class shares of the Portfolios was initially approved by the Board, including a majority of the Independent Board Members, at an in-person meeting held on April 5, 2011, as amended.

Distribution and Service Plan

For each of the Portfolios offering Service Class shares, the Fund has adopted a Distribution and Service Plan for the Service Class shares pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Under the 12b-1 Plan, each Portfolio's Service Class shares pays a monthly distribution and service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to the Portfolio's Service Class shares as compensation for distribution activities and shareholder services with respect to Service Class shares. The distribution and service fee may be retained by the Distributor or used by the Distributor to pay third parties, including insurance companies, broker/dealers and other financial institutions and organizations (a) for servicing shareholder accounts, including retention or payment of a continuing fee which may accrue immediately after the sale of shares; and (b) for services in connection with any activities or expenses primarily intended to result in the sale of the Service Class shares of the Portfolios, including, but not limited to, retention or payment of compensation, to provide or obtain various distribution-related and/or administrative services for the Service Class shares. These services may include, among other things, processing new Policy account applications, preparing and transmitting computer processable tapes of all transactions by Policy Owners and serving as the primary source of information to Policy Owners in answering questions concerning the Service Class shares and their transactions with the Service Class shares. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature, training and educating agents, and other promotional activities on behalf of the Service Class shares of the Portfolios. In addition, the 12b-1 Plan authorizes payment by the Service Class shares of the cost of preparing, printing and distributing Service Class Prospectuses and SAIs to prospective Policy Owners and of implementing and operating the Plan.

Because the distribution and service fee is paid out of a Portfolio's assets on an on-going basis, over time these fees will increase the cost of an investment in Service Class shares and may cost a Service Class shareholder more than paying other types of sales charges. The 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of the 12b-1 Plan. If the 12b-1 Plan for Service Class shares of a Portfolio is terminated, the Service Class will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. The 12b-1 Plan may be terminated only by specific action of the Board or shareholders.

The 12b-1 Plan shall continue in effect from year to year with respect to a Portfolio, provided such continuance is approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of the Service Class shares of the Portfolio (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Board Members. No 12b-1 Plan may be amended with respect to a Portfolio to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Service Class of the Portfolio, and all material amendments of the 12b-1 Plan must also be approved by the Trustees in the manner described above. The 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Board Members, or by a vote of a majority of the outstanding voting securities of the affected Service Class of a Portfolio (as defined in the 1940 Act), on not more than 30 days' written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund, the Service Class shares of each Portfolio, and their respective shareholders. Pursuant to the 12b-1 Plan, the Distributor shall provide the Fund for review by the Board, and the Board shall review at least quarterly, a written report of the amounts expended under the 12b-1 Plan and the purpose for which such expenditures were made.

The Portfolios have not yet commenced operations as of the date of this SAI. Therefore, no distribution and/or service fees have been paid pursuant to the 12b-1 Plan.

Expenses Borne by the Fund

Except for the expenses to be paid by the Manager as described in the Prospectus, the Fund, on behalf of each Portfolio, is responsible under its Management Agreement for the payment of expenses related to each Portfolio's operations, including: (1) the fees payable to the Manager or the expenses otherwise incurred by a Portfolio in connection with the management of the investment of the assets of a Portfolio; (2) the fees and expenses of Board Members who are not affiliated with the Manager or the Subadvisors; (3) certain fees and expenses of the Fund's custodian; (4) the charges and expenses of the Fund's legal counsel (including an allocable portion of the cost of maintaining an internal legal department (provided pursuant to separate legal services agreement) and compliance department) and independent accountants; (5) brokers' commissions and any issue or transfer taxes chargeable to the Fund, on behalf of a Portfolio, in connection with its securities transactions; (6) the fees of any trade association of which a Portfolio or the Fund is a member; (7) the cost of share certificates representing shares of a Portfolio; (8) reimbursement of a portion of the organization expenses of a Portfolio and the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC and registering the Fund as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes; (9) allocable communications expenses with respect to investor services and all expenses of shareholders' and Board Members' meetings and preparing, printing and mailing prospectuses and reports to shareholders; (10) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Portfolio's business; (11) any expenses assumed by the Fund pursuant to its plan of distribution; (12) all taxes and business fees payable by a Portfolio to federal, state or other governmental agencies; (13) costs associated with the pricing of the Portfolios' shares; and (14) the cost of fidelity bond and D&O insurance.

PROXY VOTING POLICIES AND PROCEDURES

It is the policy of the Portfolios that proxies received by the Portfolios are voted in the best interests of the Portfolios' shareholders. The Board has adopted Proxy Voting Policies and Procedures for the Portfolios that delegate all responsibility for voting proxies received relating to the Portfolios' portfolio securities to New York Life Investments, subject to the oversight of the Board. The Manager has adopted its own Proxy Voting Policies and

Procedures in order to assure that proxies voted on behalf of the Portfolios are voted in the best interests of the Portfolios and their shareholders. Where the Portfolios have retained the services of a Subadvisor to provide day-to-day portfolio management for a Portfolio, the Manager may delegate proxy voting authority to the Subadvisor; provided that, as specified in the Manager's Proxy Voting Policies and Procedures, the Subadvisor either (1) follows the Manager's Proxy Voting Policy and the Portfolios' Procedures; or (2) has demonstrated that its proxy voting policies and procedures are consistent with the Manager's Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Manager's clients and appear to comply with governing regulations. The Portfolios may revoke all or part of this delegation (to the Manager and/or Subadvisors as applicable) at any time by a vote of the Board.

Conflicts of Interest. When a proxy presents a conflict of interest, such as when the Manager has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and the Manager or an affiliated entity of the Manager, both the Portfolios' and the Manager's proxy voting policies and procedures mandate that the Manager follow an alternative voting procedure rather than voting proxies in its sole discretion. In these cases, the Manager may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider; (2) notify the Portfolios' Board or a designated committee of the Manager, or a representative of either of the conflict of interest and seek a waiver of the conflict to permit the Manager to vote the proxies as it deems appropriate and in the best interest of Portfolio shareholders, under its usual policy; or (3) forward the proxies to the Portfolios' Board, or a designated committee of the Manager, so that the Board or the committee may vote the proxies itself. In the case of proxies received in connection with a fund of funds structure, whereby the Manager, on behalf of a Portfolio, receives proxies in its capacity as a shareholder in an underlying fund, the Manager may vote in accordance with the recommendations of an independent service provider who has been retained to assist in voting proxies or echo the vote of the other shareholders in those underlying funds. As part of their delegation of proxy voting responsibility to the Manager, the Portfolios also delegated to the Manager responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedures, as described above. If the Manager chooses to override a voting recommendation made by Institutional Shareholder Services Inc. ("ISS"), the Manager's compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to the Manager's Proxy Voting Committee who will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

Manager's Proxy Voting Guidelines. To assist the Manager in approaching proxy-voting decisions for the Portfolios and its other clients, the Manager has adopted proxy-voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed on an annual basis by the Manager's Proxy Voting Committee and revised when the Proxy Voting Committee determines that a change is appropriate. The Manager has selected ISS, an unaffiliated third-party proxy research and voting service, to assist it in researching and voting proxies. With respect to each proxy received, ISS researches the proxy and provides a recommendation to the Manager as to how to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings to the Guidelines. The Portfolios' portfolio managers (or other designated personnel) have the responsibility to accept or reject any ISS proxy voting recommendation ("Recommendation"). The Manager will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts as further discussed below. In addition, the Manager may choose not to vote a proxy if the cost of voting outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client's economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions which prevent the Manager from exercising its voting authority.

Guidelines Examples

The following examples illustrate the Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all matters addressed in the Guidelines, and whether the Manager supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. To the extent a Subadvisor, to which the Manager has delegated proxy-voting authority, utilizes ISS, these Guidelines apply to the Subadvisor unless specified otherwise for a particular Subadvisor.

• Board of Directors. The Manager/Subadvisor will vote on director nominees in an uncontested election on a case-by- case basis, examining such factors as the composition of the board and key board committees, attendance at board meetings, generally voting against or withholding votes for individual directors who attend less than 75% of board and committee meetings without an acceptable reason, corporate governance provisions and takeover activity. Also, the Manager/Subadvisor will withhold votes from over-boarded CEO directors, defined as serving on more than three boards (including their own). Also, the Manager will withhold votes from directors who sit on more than six public company boards. In a contested election of directors, the Manager/Subadvisor will evaluate the nominees based on such factors as the long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates) the likelihood that the proposed objectives and goals can be met; and stock ownership positions. The Manager/Subadvisor generally supports proposals to fix the board size or designate a range for the board size. However, the Manager/Subadvisor will vote against management ability to alter the size of a specified range without shareholder approval. In addition, the Manager/Subadvisor supports proposals to repeal classified boards or elect all directors annually. The Manager/Subadvisor also supports proposals seeking that a majority or more of the board be independent. The Manager/Subadvisor generally votes against shareholder proposals to impose a mandatory retirement age for outside directors. The Manager/Subadvisor will vote against or withhold votes from Compensation Committee members if the company has poor compensation practices.

• Anti-takeover Defenses and Voting Related Issues. The Manager/Subadvisor generally evaluates advance notice proposals on a case-by-case basis, supporting proposals that allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible. The Manager/Subadvisor generally supports shareholder proposals that ask a company to submit its poison pill for shareholder ratification; proposals to allow or make easier shareholder action by written consent; and proposals to lower supermajority vote requirements. The Manager/Subadvisor generally votes against proposals to restrict or prohibit shareholder ability to call special shareholder meetings and proposals giving the board exclusive authority to amend the bylaws.

• Capital Structure. Generally, votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a case-by-case basis using a model developed by ISS. The Manager/Subadvisor will generally vote for proposals to create a new class of nonvoting or subvoting common stock if it is intended for financing purposes with minimal or no dilution to current shareholders and if it is not designed to preserve the voting power of an insider or significant shareholder. The Manager/Subadvisor will generally vote for proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going certain is uncertain. The Manager/Subadvisor will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights, when no shares have been issued or reserved for a specific purpose.

• Executive and Director Compensation. Proposals regarding compensation plans are reviewed on a case-by-case basis using a methodology focusing on the transfer of shareholder wealth. Generally, the Manager/Subadvisor will support proposals seeking additional information regarding compensation, but will vote against proposals which set absolute levels on compensation or dictate amount or form of compensation. Generally, the Manager/Subadvisor will also support shareholder "say on pay" proposals.

Subadvisor Proxy Voting Guidelines. Below are summaries of each Subadvisor's proxy voting policies and procedures with respect to the Portfolios where the Manager has delegated proxy voting authority to a Subadvisor. These summaries are not an exhaustive list of all the issues that may arise or of all matters addressed in the applicable proxy voting policies and procedures, and whether the Subadvisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. These summaries have either been provided by the Subadvisor or summarized by the Manager on behalf of the Subadvisor.

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

The Manager has delegated proxy voting authority to the Portfolio's Subadvisors, DFA and DuPont Capital. A summary of the Subadvisors' proxy voting policies and procedures is provided below.

DFA

DFA is an investment adviser registered with the SEC pursuant to the Investment Advisers Act of 1940 (the “Advisers Act”). DFA controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFAA”) (for ease of reference, DFA, DFAL and DFAA are collectively referred to as “Dimensional”). DFAL and DFAA are also investment advisors registered under the Advisers Act.

Dimensional provides investment advisory or subadvisory services to various types of clients, including registered funds, unregistered commingled funds, defined benefit plans, defined contribution plans, private and public pension funds, foundations, endowment funds and other types of investors. These clients frequently give Dimensional the authority and discretion to vote proxy statements relating to the underlying securities that are held on behalf of such clients. Also, a client may, at times, ask Dimensional to provide voting advice on certain proxies without delegating full voting discretion to Dimensional. Depending on the client, Dimensional’s duties may include making decisions regarding whether and how to vote proxies as part of an investment manager’s fiduciary duty under ERISA.

The following Proxy Voting Policies and Procedures (the “Policy”) address Dimensional’s objectives for voting proxies received by Dimensional on behalf of client accounts to the extent that relationships with such clients are subject to the Advisers Act or clients that are registered investment companies under the 1940 Act. Dimensional believes that this Policy is reasonably designed to meet its goal of ensuring that Dimensional endeavors to vote (or refrain from voting) proxies in a manner consistent with the best interests of their clients, as understood by Dimensional at the time of the vote.

Dimensional has adopted Proxy Voting Guidelines, which will change from time to time (the “Guidelines”). The Guidelines are largely based on those developed by ISS an independent third party, except with respect to certain matters which are generally described in the Guidelines. The Investment Committee of Dimensional has determined that, in general, voting proxies pursuant to the Guidelines should be in the best interests of clients. Therefore, Dimensional will usually instruct voting of proxies in accordance with the Guidelines. The Guidelines provide a framework for analysis and decision making, but do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, Dimensional reserves the right to instruct votes counter to the Guidelines if, after a review of the matter, Dimensional believes that a client’s best interests would be served by such a vote. In such circumstance, the analysis will be documented in writing and periodically presented to the Committee (as hereinafter defined). To the extent that the Guidelines do not cover potential voting issues, Dimensional will instruct the vote on such issues in a manner that is consistent with the spirit of the Guidelines and that Dimensional believes would be in the best interests of the client.

Dimensional may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by clients, including those held by socially screened portfolios or accounts.

Dimensional has retained ISS to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the Guidelines, effect votes on behalf of the clients for whom Dimensional has proxy voting responsibility and provide reports concerning the proxies voted (“Proxy Voting Services”). In addition, Dimensional may retain Proxy Voting Services from supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Guidelines. Although Dimensional retains third-party service providers for proxy issues, Dimensional remains responsible for proxy voting decisions. In this regard, Dimensional uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which Dimensional relies to carry out the Proxy Voting Services. In the event that the Guidelines are not implemented precisely as Dimensional intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents, or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by Dimensional as a breach of this Policy.

Procedures for Voting Proxies

The Investment Committee at Dimensional is generally responsible for overseeing Dimensional’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee (the “Corporate Governance Committee” or the “Committee”) composed of certain officers, directors and other personnel of Dimensional and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to instruct the vote on certain specific proxies, (iii) verify the on-going compliance with this Policy and (iv) review this Policy from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to these Procedures and may designate other personnel of Dimensional to instruct the vote on proxies on behalf of Dimensional’s clients, including all authorized traders of Dimensional (“Authorized Persons”). The Committee may modify this Policy from time to time to meet the goal of acting in a manner consistent with the best interests of the clients.

Generally, Dimensional analyzes proxy statements on behalf of their clients and instruct the vote (or refrain from voting) proxies in accordance with this Policy and the Guidelines. Therefore, Dimensional generally will not instruct votes differently for different clients unless a client has expressly directed Dimensional to vote differently for such client's account. In the case of separate accounts, where Dimensional has contractually agreed to follow a client’s individualized proxy voting guidelines, Dimensional will instruct such vote on the client’s proxies pursuant to the client’s guidelines.

Dimensional seeks to vote (or refrain from voting) proxies for its clients in a manner that Dimensional determines is in the best interests of its clients and which seeks to maximize the value of the client’s investments. In some cases, Dimensional may determine that it is in the best interests of clients to refrain from exercising the clients' proxy voting rights. Dimensional may determine that voting is not in the best interest of a client and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of Dimensional, exceed the expected benefits of voting to the client. For securities on loan, Dimensional will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is Dimensional’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by Dimensional recalling loaned securities in order to ensure they are voted. Dimensional does not intend to recall securities on loan if it determines that voting the securities is likely to materially affect the value of a client’s investment and that it is in the client’s best interests to do so.

In cases where Dimensional does not receive a solicitation or enough information within a sufficient time (as reasonably determined by Dimensional) prior to the proxy-voting deadline, Dimensional or its service provider may be unable to vote.

Generally, Dimensional does not intend to engage in shareholder activism with respect to a pending vote. However, if an issuer’s management, shareholders or proxy solicitors contact Dimensional with respect to a pending vote, a member of the Committee may discuss the vote with such party and report to the full Committee.

International Proxy Voting

While Dimensional utilizes the Policy and Guidelines for both their international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are typically received automatically and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

With respect to non-U.S. companies, however, it is typically both difficult and costly to vote proxies due to local regulations, customs or other requirements or restrictions, and such circumstances may outweigh any anticipated economic benefit of voting. The major difficulties and costs may include: (i) appointing a proxy; (ii) obtaining reliable information about the time and location of a meeting; (iii) obtaining relevant information about voting procedures for foreign shareholders; (iv) restrictions on trading securities that are subject to proxy votes (share-blocking periods); (v) arranging for a proxy to vote locally in person; (vi) fees charged by custody banks for providing certain services with regard to voting proxies; and (vii) foregone income from securities lending programs. Dimensional does not intend to vote proxies of non-U.S. companies if they determine that the expected costs of voting outweigh any anticipated economic benefit to the client of voting.1

1 As the SEC has stated, “There may even be times when refraining from voting a proxy is in the client’s best interest, such as when the adviser determines that the cost of voting the proxy exceeds the expected benefit to the client…For example, casting a vote on a foreign security may involve additional costs such as hiring a translator or traveling to the foreign country to vote the security in person.” See Proxy Voting by Investment Advisers, Release No. IA-2106 (Jan. 31, 2003). Additionally, the Department of Labor has stated it “interprets ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).ERISA§ 404(a)(1) to require the responsible plan fiduciary to weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan’s participants and beneficiaries.” See Preamble to Department of Labor Interpretative Bulletin 94-2, 59 FR 38860 (July 29, 1994) 19,971, CCH, 22,485-23 to 22,485-24 (1994).

Dimensional intends to make their determination on

whether to vote proxies of non-U.S. companies on a client by client basis, and generally seek to implement uniform voting procedures for all proxies of companies in each country. Dimensional periodically reviews voting logistics, including costs and other voting difficulties, on a client by client and country by country basis, in order to determine if there have been any material changes that would affect Dimensional’s decision of whether or not to vote. In the event Dimensional is made aware of and believes that an issue to be voted is likely to materially affect the economic value of a portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and that the expected benefits to the client of voting the proxies exceed the expected costs, Dimensional will seek to make every reasonable effort to vote such proxies.

Conflicts of Interest

Occasions may arise where an Authorized Person, the Committee, Dimensional, or an affiliated person of Dimensional may have a conflict of interest in connection with the proxy voting process. A conflict of interest may exist, for example, if Dimensional is actively soliciting investment advisory business from the company soliciting the proxy. However, proxies that Dimensional receives on behalf of their clients generally will be voted in accordance with the predetermined Guidelines. Therefore, proxies voted should not result from any conflicts of interest.

In the limited instances where (i) an Authorized Person is considering voting a proxy contrary to the Guidelines (or in cases for which the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), and (ii) the Authorized Person believes a potential conflict of interest exists, the Authorized Person will disclose the potential conflict to a member of the Committee. Such disclosure will describe the proposal to be voted upon and disclose any potential conflict of interest including but not limited to any potential personal conflict of interest (e.g., familial relationship with company management) the Authorized Person may have relating to the proxy vote, in which case the Authorized Person will remove himself or herself from the proxy voting process.

If the Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Guidelines (or in the case where the Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value or (b) determine to abstain from voting, unless abstaining would be materially adverse to the Client’s interest.

DuPont Capital

DuPont Capital has engaged ISS to provide proxy voting recommendations and voting services. These services include timely submittals of votes; delivery, upon request, of proxy statements and/or reports on votes cast; and ensuring that corporate action notices, as applicable, are appropriately addressed. ISS's ability to vote proxies depends upon the client's custodian delivering the proxies in proper form and in a timely manner and may also be affected in certain markets by requirements to vote in person, "shareblocking" (prohibiting voters from disposing of their shares for a period near the shareholder meeting), or requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. Where DuPont Capital has discretion on proxy voting decisions, it votes in a manner it determines is in the best interest of the client. This is achieved through a custom voting policy that DuPont Capital has established with ISS. In the vast majority of cases, DuPont Capital's policy is to vote consistent with ISS's "Benchmark Voting Policy." There are some specific proxy proposals on which DuPont Capital deviates from ISS Benchmark Voting Policy, e.g., separation of Chairman and CEO, cumulative voting, rotation of audit firms, Director and Officer liability protection (except when willful misconduct is indemnified or there is pending litigation against directors), social and environmental issues, cash balance plans, linking compensation to non-financial factors, and, in certain cases ownership thresholds required to call special meetings.

DuPont Capital does not direct ISS to withhold from voting on any matters, although DuPont Capital reserves the right to withhold votes if this is deemed to be in the best interest of the client.

At times, proxy voting options that are in the best interests of one of DuPont Capital's clients may not be in the best interest of DuPont Capital or another DuPont Capital client. This conflict is addressed by DuPont Capital in manner that is in the best interests of each client.

MainStay VP Eagle Small Cap Growth Portfolio

The Manager has delegated proxy-voting authority to the Portfolio's Subadvisor, Eagle. A summary of Eagle's proxy voting policies and procedures is provided below.

Eagle has adopted written proxy voting policies and procedures (as used in this section, "Proxy Guidelines") that outline how Eagle generally votes proxies on securities held by the Portfolio. Eagle is permitted to vote a proxy based on the best interest of the Portfolio if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy. Eagle, as appropriate, should vote proxies to further the long-term economic value of the underlying securities and in the best interest of the Portfolio and its shareholders.

The Proxy Guidelines distinguish between routine and non-routine proposals. In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors. Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization. These proposals may require special consideration by Eagle depending on whether and how they are addressed in the Proxy Guidelines.

MainStay VP Janus Balanced Portfolio

The Manager has delegated proxy-voting authority to the Portfolio's Subadvisor, Janus Capital. A summary of Janus Capital's proxy voting policies and procedures is provided below.

Janus Capital votes proxies in the best interest of its clients and without regard to any other Janus Capital relationship (business or otherwise). Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service (as used in this section, "Proxy Voting Service").

Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (as used in this section, the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or nonproprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

Proxy Voting Policies

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

Board of Directors Issues

Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

Auditor Issues

Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

Executive Compensation Issues

Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

General Corporate Issues

Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers, unless such measures are designed primarily as a short-term means to protect a tax benefit. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

MainStay VP MFS Utilities Portfolio

The Manager has delegated proxy voting authority to the Portfolio's Subadvisor, MFS. A summary of MFS' proxy voting policies and procedures is provided below.

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include (a) Voting Guidelines; (b) Administrative Procedures; (c) Records Retention; and (d) Reports.

A. VOTING GUIDELINES

 1. General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

In developing these proxy voting guidelines, MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

 1. MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a. Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b. Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c. Considers special proxy issues as they may arise from time to time.

 2. Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1

1 For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee identifies an actual or potential conflict of interest with respect to any voting decision, then that employee must excuse himself/herself from participating in the voting process. Additionally, with respect to decisions concerning all Non-Standard Votes, as defined below, MFS will review the securities holdings reported by investment professionals that participate in such decisions to determine whether such person has a direct economic interest in the decision, in which case such person shall not further participate in making the decision. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions) (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a. Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Client List”);

b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Client List will be reviewed and updated periodically, as appropriate.

From time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the top tier fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest.

3. Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is Institutional Shareholder Services, Inc. (“ISS”). The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will rely on research from Glass Lewis to identify such issues. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little or no involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.1

1 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5. Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee and makes available on-line various other types of information so that the MFS Proxy Voting Committee may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

6. Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholder regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

All MFS Advisory Clients

MFS may publicly disclose the proxy voting records of certain clients or the votes it casts with respect to certain matters as required by law. At any time, a report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

MainStay VP PIMCO Real Return Portfolio

The Manager has delegated proxy voting authority to the Portfolio's Subadvisor, PIMCO. A summary of PIMCO's proxy voting policies and procedures is provided below.

PIMCO has adopted written proxy voting policies and procedures (as used in this section, "Proxy Policy") as required by Rule 206(4)-6 under the Advisers Act. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of PIMCO, on behalf of the Portfolio, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Portfolio and its shareholders.

With respect to the voting of proxies relating to equity securities, PIMCO has selected an unaffiliated third-party proxy research and voting service (as used in this section, "Proxy Voting Service"), to assist it in researching and voting proxies. With respect to each proxy received, the Proxy Voting Service researches the financial implications of the proposals and provides a recommendation to PIMCO as to how to vote on each proposal based on the Proxy Voting Service's research of the individual facts and circumstances and the Proxy Voting Service's application of its research findings to a set of guidelines that have been approved by PIMCO. Upon the recommendation of the Portfolio's portfolio managers, PIMCO may determine to override any recommendation made by the Proxy Voting Service. In the event that the Proxy Voting Service does not provide a recommendation with respect to a proposal, PIMCO may determine to vote on the proposals directly.

PIMCO exercises voting and consent rights directly with respect to debt securities held by the Portfolio. PIMCO considers each proposal regarding a debt security on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or its shareholders. PIMCO may determine not to vote a proxy for a debt or equity security if: (1) the effect on the Portfolio's economic interests or the value of the portfolio holding is insignificant in relation to the Portfolio's portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the Portfolio, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) PIMCO otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

In the event that the Proxy Voting Service does not provide a recommendation or the Portfolio's portfolio managers propose to override a recommendation by the Proxy Voting Service, and for all debt security proxies, PIMCO will review the proxy to determine whether there is a material conflict between PIMCO and the Portfolio or between the Portfolio and another fund or PIMCO-advised account. If no material conflict exists, the proxy will be voted according to the portfolio managers' recommendation. If a material conflict does exist, PIMCO will seek to resolve the conflict in good faith and in the best interests of the Portfolio, as provided by the Proxy Policy. The Proxy Policy permits PIMCO to seek to resolve material conflicts of interest by pursuing any one of several courses of action. With respect to material conflicts of interest between PIMCO and the Portfolio, the Proxy Policy permits PIMCO to either: (i) convene a committee to assess and resolve the conflict (as used in this section, the "Proxy Conflicts Committee"); or (ii) vote in accordance with protocols previously established by the Proxy Conflicts Committee with respect to specific types of conflicts. With respect to material conflicts of interest between the Portfolio and one or more other funds or PIMCO-advised accounts, the Proxy Policy permits PIMCO to: (i) designate a PIMCO portfolio manager who is not subject to the conflict to determine how to vote the proxy if the conflict exists between two funds or accounts with at least one portfolio manager in common; or (ii) permit the respective portfolio managers to vote the proxies in accordance with the Portfolio's or account's best interests if the conflict exists between the Portfolio or accounts managed by different portfolio managers.

MainStay VP T. Rowe Price Equity Income Portfolio

The Manager has delegated proxy voting authority to the Portfolio's Subadvisor, T. Rowe Price. A summary of T. Rowe Price's proxy voting policies and procedures is provided below.

T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote on issues submitted to shareholder vote-such as election of directors and important matters affecting a company's structure and operations. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by U.S. registered investment companies that it sponsors and serves as investment adviser. T. Rowe Price also is involved in the proxy process on behalf of its institutional and private counsel clients who have requested such service. For those private counsel clients who have not delegated their voting responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

The T. Rowe Price Proxy Committee develops our firm's positions on all major corporate and social responsibility issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties such as ISS and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager decides how to vote on the proxy proposals of companies in his or her portfolio. Because portfolio managers may have differences of opinion on portfolio companies and their proxies, or their portfolios may have different investment objectives, these factors, among others, may lead to different votes between portfolios on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained ISS, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price's issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines-many of which are consistent with ISS positions-T. Rowe Price deviates from ISS recommendations on some general policy issues and a number of specific proxy proposals.

MainStay VP Van Eck Global Hard Assets Portfolio

The Manager has delegated proxy voting authority to the Portfolio's Subadvisor, Van Eck. A summary of Van Eck's proxy voting policies and procedures is provided below.

Van Eck intends to vote all proxies in accordance with applicable rules and regulations, and in the best interests of clients without influence by real or apparent conflicts of interest. To assist in its responsibility for voting proxies and the overall voting process, Van Eck has engaged an independent third party proxy voting specialist, Glass Lewis & Co., LLC. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and recordkeeping.

Portfolio's Proxy Voting Record. Each Portfolio is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Portfolios will provide any shareholder a copy of their proxy voting record for the previous year ended June 30 within three business days of receipt of request, as well as make the proxy voting results available on their website. Once filed, the Portfolios' Form N-PX will be available on the Portfolios' website at mainstayinvestments.com or on the SEC's website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Manager or a Portfolio's Subadvisor may share the Portfolios' non-public portfolio holdings information with Subadvisors, pricing services and other service providers to the Portfolios, who require access to such information in order to fulfill their contractual duties to the Portfolios. As of the date of this SAI, the Portfolios have not yet commenced operations as of the date of this SAI. Therefore, they have not shared such information. Once the Portfolios commence operations, non-public portfolio holdings will be disclosed to: Lipper Analytical Services, Morningstar, Bloomberg, and Thomson Financial on a monthly and quarterly basis with a 30-day and 60-day lag time, respectively; and ISS on a monthly basis with a 60-day lag time. Portfolio holdings are disclosed to the Portfolios' independent registered public accounting firm at least semi-annually and otherwise upon request as necessary to enable the Fund's independent registered public accounting firm to provide services to the Portfolios, with no lag time. RR Donnelly and Vintage Corporation, who provide financial reporting services, such as printing services and SEC reporting, receive non-public portfolio holdings at least semi-annually and otherwise as necessary to enable the Portfolios to fulfill their financial reporting requirements. In addition, when purchasing and selling its portfolio securities through broker/dealers, requesting bids on securities, or obtaining price quotations on securities, the Portfolios may disclose one or more of their portfolio securities to the party effecting the transaction or providing the information.

All non-public portfolio holdings information is provided pursuant to a confidentiality agreement. All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide that: (i) the Portfolios' non-public portfolio holdings information is the confidential property of the Portfolios and may not be used for any purpose except as expressly provided; (ii) the recipient of the non-public portfolio holdings information (a) agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential and (b) will implement appropriate monitoring procedures; and (iii) upon written request from New York Life Investments or the Portfolios, the recipient of the non-public portfolio holdings information shall promptly return or destroy the information. In lieu of the separate confidentiality agreement described above, the Fund may rely on the confidentiality provisions of existing agreements provided New York Life Investments has determined that such provisions adequately protects the Fund's ongoing disclosure or misuse of non-public holdings information.

Generally, employees of the Manager who have access to non-public information regarding the Portfolios' portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Manager's policies and procedures.

Whenever portfolio holdings disclosure made pursuant to these procedures involves a conflict of interest between the Portfolios' shareholders and the Portfolios' Manager, Subadvisor, Distributor or any affiliated person of the Fund, the disclosure may not be made unless a majority of the Independent Board Members or a majority of a Board committee consisting solely of Independent Board Members approves such disclosure.

The Fund, the Manager and the Subadvisors shall not enter into any arrangement providing for the disclosure of nonpublic portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings are reported to the Board on at least an annual basis.

PORTFOLIO MANAGERS

Each Portfolio's portfolio managers also have responsibility for the day-to-day management of accounts other than the Portfolios. Information regarding these other accounts, as of September 30, 2011, is set forth below:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Bert L. Boksen	MainStay VP Eagle Small Cap Growth Portfolio	12 RICs $2.88 Billion	2 Accounts $85.8 Million	4897 Accounts $2.3 Billion	0	2 Accounts $85.8 Million	1 Account $615,119
Charles T. Cameron[1]	MainStay VP Van Eck Global Hard Assets Portfolio	4 RICs $6.6 Billion	12 Accounts $426.2 Million	9 Accounts $325.9 Million	0	9 Accounts $409.9 Million	2 Accounts $59.7 Million
Joseph H. Chi[2]	MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	37 RICs $62.8 Billion	17 Accounts $1.7 Billion	28 Accounts $8.8 Billion	0	0	1 Account $355.3 Million

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Stephen A. Clark[2]	MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	96 RICs $163.3 Billion	39 Accounts $13.2 Billion	74 Accounts $13.2 Billion	0	1 Account $174.3 Million	1 Account $355.3 Million
Jed S. Fogdall[2]	MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	37 RICs $62.8 Billion	17 Accounts $1.7 Billion	28 Accounts $8.8 Billion	0	0	1 Account $355.3 Million
Eric Mintz	MainStay VP Eagle Small Cap Growth Portfolio	12 RICs $2.88 Billion	0	4897 Accounts $2.3 Billion	0	0	1 Account $615,119
Robert D. Persons	MainStay VP MFS Utilities Portfolio	13 RICs $12.1 Billion	1 Account $340.9 Million	3 Accounts $772.2 Million	0	0	0
E. Marc Pinto[1]	MainStay VP Janus Balanced Portfolio	6 RICs $8.4 Billion	0	24 $240.3 Million	0	0	1 Account $151 Million
Shawn Reynolds[1]	MainStay VP Van Eck Global Hard Assets Portfolio	3 RICs $6.6 Billion	44 Accounts $443.3 Million	9 Accounts $325.9 Million	0	11 Accounts $426.9 Million	2 Accounts $59.6 Million
Brian C. Rogers	MainStay VP T. Rowe Price Equity Income Portfolio	12 RICs $27.2 Billion	2 Accounts $1.6 Billion	10 Accounts $960.7 Million	0	0	0
Maura A. Shaughnessy	MainStay VP MFS Utilities Portfolio	6 RICs $6.4 Billion	0	0	0	0	0
R. Gibson Smith[1]	MainStay VP Janus Balanced Portfolio	18 RICs $17.25 Billion	0	17 Accounts $2.92 Billion	0	0	0
Karen Umland[2]	MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	37 RICs $62.8 Billion	17 Accounts $1.7 Billion	28 Accounts $8.8 Billion	0	0	1 Account $355.3 Million
Mihir Worah[3]	MainStay VP PIMCO Real Return Portfolio	24 RICS $69 Billion	18 Accounts $9.8 Billion	65 Accounts $26.1 Billion	0	0	13 Accounts $3.1 Billion
Rafi U. Zaman	MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio	1 RIC $129 Million	0	11 Accounts $1.3 Billion	0	0	0

1 Portfolio Manager’s account data calculated as of November 30, 2011

2 Portfolio Manager’s account data calculated as of October 31, 2011

3 Portfolio Manager’s account data calculated as of December 31, 2011

Potential Portfolio Manager Conflicts

Certain portfolio managers who are responsible for managing certain institutional accounts share a performance fee based on the performance of the account. These accounts are distinguishable from the Portfolios because they use techniques that are not permitted for the Portfolios, such as short sales and leveraging.

A portfolio manager who makes investment decisions with respect to multiple Portfolios and/or other accounts may be presented with one or more of the following potential conflicts:

• The management of multiple funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each fund and/or account;

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or account managed by the portfolio manager, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and accounts managed by the portfolio manager;

• A portfolio manager may take a position for a fund or account in a security that is contrary to the position held in the same security by other funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one fund or account while other funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

• An apparent conflict may arise where an adviser receives higher fees from certain funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee funds or accounts over other funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, New York Life Investments and each Subadvisor have adopted allocation policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Portfolios and other accounts managed.

New York Life Investment Management LLC

Certain employees of the Manager, such as portfolio managers and other investment personnel, may be responsible for managing investments in the Portfolios as well as investments held by various other accounts, which may include separate accounts and unregistered investment companies. Consequently conflicts may arise between the interest of the Adviser and/or Subadvisor in its investment management activities related to the Portfolios and potentially its interest in its investment management activities related to various other accounts it manages. Such conflicts principally arise with respect to the allocation of investment opportunities and performance-based compensation arrangements of the Portfolios and other managed accounts.

To address potential conflicts of interest between the clients and the Manager, New York Life Investments has developed Aggregation and Allocation Policies and Procedures (trading costs and investment opportunities) and a Code of Ethics (Personal Trading) to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Manager has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Portfolios and other accounts managed.

Dimensional Financial Advisors LP

Actual or apparent conflicts of interest may arise when a portfolio manager has primary day-to-day responsibilities with respect to multiple accounts. In addition to the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio, other accounts may include registered mutual funds, unregistered pooled investment vehicles, and accounts managed for organizations and individuals (as used in this section, "Accounts"). An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio or apparent conflicts of interest include:

• Time Management. The management of multiple Accounts may result in a portfolio manager devoting unequal time and attention to the management of the Portfolio and/or Accounts. DFA seeks to manage such competing interests for the time and attention of the portfolio manager by having him focus on a particular investment discipline. Certain Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Portfolio.

• Investment Opportunities. It is possible that at times identical securities will be held by both the Portfolio and one or more Accounts. However, positions in the same security may vary and the length of time that the Portfolio or an Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for the Portfolio and one or more Accounts, the Portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders. To deal with these situations, DFA has adopted procedures for allocating portfolio transactions across the Portfolio and Accounts.

• Broker Selection. With respect to securities transactions for the Portfolio, DFA determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for the Portfolio and an Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account. DFA has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to DFA with respect to the Portfolio. DFA controls DFAL and DFA Australia.

• Performance-Based Fees. For some Accounts, DFA may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for DFA with regard to Accounts where DFA is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where DFA might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat an Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which they have portfolio management responsibilities.

DFA has adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

DuPont Capital Management Corporation

DuPont Capital provides advisory services to other clients which invest in securities of the same type in which the Portfolio invests, and the portfolio manager provides portfolio management services to other accounts using a substantially similar investment strategy as the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio. The side-by-side management of these accounts with the Portfolio may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. DuPont Capital is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Portfolio and other accounts, that the Portfolio receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. DuPont Capital attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provide a methodology for ensuring fair treatment for all clients in situations where orders cannot be completely filled or filled at different prices.

Eagle Asset Management, Inc.

Eagle has adopted policies and procedures designed to address potential material conflicts. For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients. In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest. Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under the firm's Code of Ethics.

Janus Capital Management LLC

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Mainstay VP Janus Balanced Portfolio. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than the Portfolio or may have a performance-based management fee. As such, fees earned by Janus Capital may vary among these accounts. In addition, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts.

Massachusetts Financial Services Company

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager‘s management of both the MainStay VP MFS Utilities Portfolio and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Portfolio‘s trade allocation policies may give rise to conflicts of interest if the Portfolio‘s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Portfolio's investments. Investments selected for funds or accounts other than the Portfolio may outperform investments selected for the Portfolio.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio’s ability to participate in volume transactions will produce better executions for the Portfolio.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Portfolio, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

Pacific Investment Management Company LLC

PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the MainStay VP PIMCO Real Return Portfolio and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Portfolio's investment opportunities may also arise when the Portfolio and other PIMCO clients invest in different parts of an issuer's capital structure, such as when the Portfolio owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Portfolio's investment opportunities. Additionally, if PIMCO acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for a Portfolio. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Portfolio and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Portfolio.

T. Rowe Price Associates, Inc.

T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts.

Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager Compensation Structure" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the "Portfolio Transactions and Brokerage" section of this SAI for more information on our brokerage and trade allocation policies.

T. Rowe Price funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the Price Funds. T. Rowe Price manages the Morningstar retirement plan and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Van Eck Associates Corporation

Van Eck (and its principals, affiliates or employees) may serve as investment adviser to other client accounts and conduct investment activities for its own accounts. Such "Other Clients" may have investment objectives or may implement investment strategies similar to those of the Portfolio. When Van Eck implements investment strategies for Other Clients that are similar or directly contrary to the positions taken by the MainStay VP Van Eck Global Hard Assets Portfolio, the prices of the Portfolio's securities may be negatively affected. For example, when purchase or sales orders for the Portfolio are aggregated with those of other funds and/or Other Clients and allocated among them, the price that the Portfolio pays or receives may be more in the case of a purchase or less in a sale than if Van Eck served as subadvisor to only the Portfolio. When Other Clients are selling a security that the Portfolio owns, the price of that security may decline as a result of the sales. The compensation that Van Eck receives from other clients may be higher than the compensation paid by New York Life Investments to Van Eck. Van Eck does not believe that its activities materially disadvantage the Portfolio. Van Eck has implemented procedures to monitor trading across the Portfolio and other funds it manages, as well as its Other Clients.

Portfolio Manager Compensation Structure

In an effort to retain key personnel, New York Life Investments and each Subadvisor have structured compensation plans for portfolio managers and other key personnel that it believes are competitive with other investment management firms.

New York Life Investments

New York Life Investments' portfolio managers receive a base pay and an annual incentive based on performance against individual and organizational unit objectives, as well as business unit and overall New York Life Investments results. The plan is designed to align manager compensation with investors' goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results, measured by the performance of the product(s) under the individual's management. In addition, these employees also participate in a long-term incentive program.

New York Life Investments offers an annual incentive plan and a long-term incentive plan. The total dollars available for distribution is equal to the pool generated based on New York Life Investments’ overall company performance. "New York Life Investments Company Performance" is determined using several key financial indicators, including operating revenue, pre-tax operating income, and net cash flow. The long-term incentive plan is eligible to senior level employees and is designed to reward profitable growth in company value. An employee's total compensation package is reviewed periodically to ensure that they are competitive relative to the external marketplace.

Dimensional Financial Advisors LP

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of DFA and is based on a portfolio manager's experience, responsibilities, the perception of the quality of his or her work efforts and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio or other accounts that they manage. DFA reviews the compensation of each portfolio manager annually and may make modifications in compensation as it deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

• BASE SALARY. Each portfolio manager is paid a base salary. DFA considers the factors described above to determine each portfolio manager's base salary.

• SEMI-ANNUAL BONUS. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based on the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of DFA's stock as determined from time to time by the Board of Directors of DFA or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in DFA's Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

DuPont Capital Management Corporation

DuPont Capital's compensation package for its portfolio managers is comprised of: (1) base salaries in line with the salaries of other large investment management firms; (2) variable, performance-based cash compensation that can be a significant portion of total cash compensation; and (3) long-term compensation. Compensation is paid based on overall performance, individual efforts and support of overall firm initiatives. On a semiannual basis, a performance review is held between professionals and managers to continually measure performance against a set of identified objectives. Portfolio managers are eligible to participate in the employee benefit plans offered by DuPont Capital’s parent, including health care and a defined contribution plan with matching grants.

On January 1, 2006, DuPont Capital implemented a long-term compensation plan based on the growth of DuPont Capital profits and assets under management. This plan was put in place in order to attract and retain investment talent at DuPont Capital and is directly tied to the growth of DuPont Capital external business. This long term incentive compensation plan is competitive with plans of other asset management firms.

Eagle Asset Management, Inc.

Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Portfolio manager compensation is reviewed and may be modified periodically as appropriate to reflect changes in the market, as well as to adjust the factors used to determine variable compensation. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and various other variable forms of compensation, including stock options and an Executive benefit plan. Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Their investment professionals are compensated as follows:

• All portfolio managers are paid base salaries;

• Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;

• Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals;

• All portfolio managers generally are eligible to receive benefits from Eagle's parent company including health care and other insurance benefits, a 401(k) plan, profit sharing, Long-Term Incentive Plan, Employee Stock Option Plan and Employee Stock Purchase Plan.

Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts relative to benchmarks and peer groups. Each portfolio manager is evaluated based on the composite performance of funds and accounts in each strategy for which the individual serves on the portfolio management team. Periods evaluated include the 1, 3, 5 and 10 year (or since inception) periods for relevant strategies. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager's contribution or responsibility to the team. This weighting process may be based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund (s). Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds.

Janus Capital Management LLC

The following describes the structure and method of calculating a portfolio manager’s compensation as of December 31, 2011.

Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing the MainStay VP Janus Balanced Portfolio and any other funds, portfolios or accounts for which they have exclusive or shared responsibilities

(collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of Janus Capital Group, Inc (“JCGI”) restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). The overall investment team compensation pool is funded each year by an amount equal to a percentage of Janus Capital’s pre-incentive operating income.

Variable compensation is structured to pay a portfolio manager on a quarterly basis primarily on the Managed Funds’ performance, with additional discretionary compensation available from a discretionary variable compensation pool described below.

With respect to any individual portfolio manager’s quarterly variable compensation, the management fee revenue received by Janus Capital in connection with such portfolio manager’s Managed Funds determines the maximum compensation that the individual portfolio manager can receive on a quarterly basis, which is then adjusted downward depending on the portfolio manager’s investment performance on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds’ performance in the three- and five-year periods. Actual performance is calculated based on the Managed Funds’ aggregate asset-weighted Lipper peer group performance ranking (or, as may be applicable, a combination of two or more Lipper peer groups).

A portfolio manager is also eligible to participate in a discretionary variable compensation pool. The aggregate compensation available under such pool is determined by management at its sole discretion from the overall investment team pool described above. Compensation from the discretionary investment team pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) thought leadership; (ii) mentoring of analysts; (iii) contributions to the sales process; (iv) teamwork and support of team culture; and (v) client relationships.

Newly hired portfolio managers may have guaranteed compensation levels during the first few years of their employment with Janus.

CIO Variable Compensation: The CIO is entitled to additional compensation at management’s sole discretion in consideration of his role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors.

Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI’s Executive Income Deferral Program.

The Portfolio's Lipper Peer Group for compensation purposes is the Mixed-Asset Target Allocation Moderate Funds.

Massachusetts Financial Services Company

Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

• Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

• Performance Bonus - Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks").

Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management‘s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager‘s compensation depends upon the length of the individual‘s tenure at MFS and salary level, as well as other factors.

Pacific Investment Management Company LLC

PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, discretionary performance bonus, and may include an equity or long term incentive component.

Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

T. Rowe Price Associates, Inc.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Value) set forth in the total returns table in the fund's prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and are the same as those presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for the tax-efficient funds. Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund's expense ratio is usually taken into account.

Contribution to T. Rowe Price's overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of T. Rowe Price's long-term success and are highly valued. All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Van Eck Associates Corporation

Van Eck's portfolio managers are paid a fixed base salary and a bonus. The bonus is based upon the quality of investment analysis and management of the funds for which they serve as portfolio manager. Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest. At times, Van Eck and its affiliates manage accounts with incentive fees.

Van Eck's portfolio managers may serve as portfolio managers to other clients. Such "Other Clients" may have investment objectives or may implement investment strategies similar to those of the Portfolio. When the portfolio managers implement investment strategies for Other Clients that are similar or directly contrary to the positions taken by the Portfolio, the prices of the Portfolio's securities may be negatively affected. The compensation that the Portfolio's portfolio managers receive for managing other client accounts may be higher than the compensation the portfolio managers receive for managing the Portfolio. The portfolio managers do not believe that their activities materially disadvantage the Portfolio. Van Eck has implemented procedures to monitor trading across funds and its Other Clients.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and the Portfolios pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the OTC markets, securities (i.e., municipal bonds, other debt securities and some equity securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In effecting purchases and sales of portfolio securities for the account of a Portfolio, the Portfolio's Manager or Subadvisor will seek the best execution of the Portfolios' orders. The Board has adopted policies and procedures that govern the selection of broker/dealers to effect securities transactions on behalf of a Portfolio. Under these policies and procedures, the Manager or Subadvisor must consider not only the commission rate, spread or other compensation paid, but the price at which the transaction is executed, bearing in mind that it may be in a Portfolio's best interests to pay a higher commission, spread or other compensation in order to receive better execution. The Manager or Subadvisor may consider other factors, including the broker's integrity, specialized expertise, speed, ability or efficiency, research or other services. The Manager or Subadvisor may not consider a broker's promotional or sales efforts on behalf of any Portfolio as part of the broker selection process for executing Portfolio transactions. Furthermore, neither the Portfolios nor the Manager may enter into agreements under which a Portfolio directs brokerage transactions (or revenue generated from those transactions) to a broker to pay for distribution of Portfolio shares.

Currently, New York Life Investments is affiliated with two broker/dealers, NYLIFE Securities LLC and NYLIFE Distributors LLC (each an "Affiliated Broker" and collectively, the "Affiliated Brokers"), neither of which have institutional capacity to underwrite securities or effect transactions of the MainStay Group of Funds.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 Act, as amended (the "1934 Act"), the Manager or a Subadvisor may cause a Portfolio to pay a broker/dealer (except an Affiliated Broker) that provides brokerage and research services to the Manager or Subadvisor an amount of commission for effecting a securities transaction for a Portfolio in excess of the amount other broker/dealers would have charged for the transaction if the Manager or the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker/dealer viewed in terms of either a particular transaction or the Manager's or the Subadvisor's overall responsibilities to the Portfolio or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Manager or the Subadvisors, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker/dealers (except an Affiliated Broker) who were selected to execute transactions on behalf of the Portfolio and the Manager's or the Subadvisors' other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Manager or the Subadvisors for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Manager's or the Subadvisors' clients and not solely or necessarily for the benefit of the Portfolio. The Manager's or the Subadvisors' investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager or the Subadvisors as a consideration in the selection of brokers to execute portfolio transactions.

In certain instances there may be securities that are suitable for a Portfolio's portfolio as well as for that of another Portfolio or one or more of the other clients of the Manager or the Subadvisors. Investment decisions for a Portfolio and for the Manager's or the Subadvisors' other clients are made independently from those of the other accounts and investment companies that may be managed by the Manager or the Subadvisor with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. The Manager and Subadvisors believe that over time the Portfolios' ability to participate in volume transactions will produce better executions for the Portfolios.

The management fees paid by the Fund, on behalf of each Portfolio, to the Manager and the Subadvisory fee that the Manager pays on behalf of certain Portfolios to the Subadvisors will not be reduced as a consequence of the Manager's or the Subadvisors' receipt of brokerage and research services. To the extent a Portfolio's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Portfolio will exceed those that might otherwise be paid, by an amount that cannot be clearly determined. Such services would be useful and of value to the Manager and the Subadvisors in serving both the Portfolios and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager and the Subadvisors in carrying out their obligations to the Portfolios.

A Portfolio's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Portfolio's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

The Portfolios have not yet commenced operations as of the date of this SAI. Therefore, no brokerage commissions have been paid. Also, as of the date of this SAI, the Portfolios have not held the securities of any broker dealers.

The turnover rate for a Portfolio will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions, particularly in the case of an equity oriented Portfolio, or other transactional expenses which must be borne, directly or indirectly, by the Portfolio and, ultimately, by the Portfolio's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Portfolio that, when distributed to non-tax exempt shareholders, will be treated as dividends (ordinary income).

NET ASSET VALUE

The Fund determines the NAV per share of each Portfolio on each day the New York Stock Exchange (the "Exchange") is open for regular trading. NAV per share is calculated as of the close of the Exchange (currently 4:00 pm Eastern time) for each class of shares of each Portfolio by dividing the current market value of the total Portfolio assets, less liabilities attributable to that class, by the total number of shares of that class of the Portfolio that are issued and outstanding. With respect to any portion of a Portfolio's assets that are invested in one or more Underlying Portfolios/Funds, the Portfolio's NAV is calculated based upon the NAVs of those Underlying Portfolios/Funds.

The value of a Portfolio's other investments are generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager deems a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

HOW PORTFOLIO SECURITIES ARE VALUED

Portfolio securities of each of the Portfolios are valued:

1. by appraising common and preferred stocks that are traded on the Exchange or other exchanges and the National Market System ("NMS") at the last sale price of the exchange on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price on the Exchange (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations that may then be "fair valued" in accordance with fair valuation policies established by the Board):

2. by appraising OTC and preferred stocks quoted on the NASDAQ system (but not listed on the NMS) at the NASDAQ Official Closing Price ("NOCP") supplied through such system;

3. by appraising OTC and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by a Portfolio's Manager or Subadvisor, or if the prices are deemed by the Manager or the Subadvisor not to be representative of market values, the security is to be "fair valued" in accordance with fair valuation policies established by the Board;

4. by appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker/dealer, selected by the Manager, in consultation with a Portfolio's Subadvisor, if any, approved by the Valuation Subcommittee and ratified by the Valuation Committee if those prices are deemed by a Portfolio's Manager or Subadvisor to be representative of market values at the close of the New York Stock Exchange;

5. by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

6. by appraising forward foreign currency exchange contracts held by the Portfolios at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations; and

7. securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at "fair value" in accordance with valuation policies established by the Board.

Floating rate loans are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an OTC secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Because there is less reliable, objective market value data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

Typically floating rate loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued in accordance with policies established by the Board. A Portfolio's officers, under the general supervision of the Board, will regularly review procedures used by, and valuations provided by, the pricing service for each Portfolio.

Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that the Manager may designate. If there were no sales on any exchange, the securities shall be valued at the mean between the closing bid price and asked price. Prior to the daily calculation of each Portfolio's NAV, the value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the foreign exchange bid rate of such currencies against U.S. dollars as determined by quotes supplied by the pricing agent. If such quotations are not available, the rate of exchange will be determined in accordance with fair valuation policies established by the Board. For financial accounting purposes, the Fund recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Fund is informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of the Portfolio's NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange generally will not be reflected in a Portfolio's calculation of its NAV. The Subadvisors, if any, and the Manager will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Manager, in consultation with the Subadvisor, if any, may, in its judgment, determine that an adjustment to a Portfolio's NAV should be made because intervening events have caused the Portfolio's NAV to be materially inaccurate, the Manager will seek to have the security "fair valued" in accordance with fair valuation procedures established by the Board.

The proceeds received by each Portfolio for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Fund. Expenses with respect to any two or more Portfolios will be allocated in proportion to the NAVs of the respective Portfolios except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager or the Subadvisor.

PURCHASE AND REDEMPTION OF SHARES

The Portfolios generally offer their shares to NYLIAC for allocation to NYLIAC's Separate Accounts. However, shares of each Portfolio are also offered to MainStay VP Conservative Allocation Portfolio, MainStay VP Growth Allocation Portfolio, MainStay VP Moderate Allocation Portfolio and MainStay Moderate Growth Allocation Portfolio (the "MainStay VP Asset Allocation Portfolios"). Each MainStay VP Asset Allocation Portfolio is structured as a "fund of funds" which means that it pursues its investment goal by investing its assets in Initial Class shares of a combination of the Portfolios.

The Separate Accounts are used to fund multi-funded retirement annuity policies and variable life insurance policies issued by NYLIAC. Shares of the Portfolios may be sold to NYLIAC Separate Accounts funding both variable annuity contracts and variable life insurance policies and may be sold to affiliated life insurance companies of NYLIAC, including New York Life. The Fund currently does not foresee any disadvantages to owners arising from offering the Fund's shares to Separate Accounts funding both life insurance policies and variable annuity contracts. Due, however, to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts participating in the Fund might at some time be in conflict. However, the Board and insurance companies whose separate accounts invest in the Fund are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners. The Board will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, one or more insurance company separate accounts might withdraw their investment in the Fund. This might force the Fund to sell securities at disadvantageous prices. The Portfolios do not presently intend to offer their shares directly to the public.

The Fund is required to redeem all full and fractional shares of the Fund for cash. The redemption price is the NAV per share next determined after the receipt of proper notice of redemption.

The right to redeem shares or to receive payment with respect to any redemption may be suspended only for any period during which trading on the Exchange is restricted as determined by the SEC or when such exchange is closed (other than customary weekend and holiday closings) for any period during which an emergency exists, as defined by the SEC, which makes disposal of a Portfolio's securities or determination of the NAV of each Portfolio not reasonably practicable, and for any other periods as the SEC may by order permit for the protection of shareholders of each Portfolio.

Investment decisions for each Portfolio are made independently from those of the other Portfolios and investment companies advised by the respective Manager or Subadvisor. However, if such other Portfolios or investment companies are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at the same time as a Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Portfolio or the price paid or received by a Portfolio.

The Portfolios have entered into a committed line of credit with The Bank of New York Mellon as agent, and various other lenders from whom a Portfolio may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Portfolios experience unusually large redemption requests. A mutual fund is considered to be using leverage whenever it borrows an amount more than 5% of its assets. None of the Portfolios intend to borrow for the purpose of purchasing securities using the credit facility or any other source of borrowed funds.

TAX INFORMATION

The following discussion summarizes certain U.S. federal tax considerations incidental to an investment in a Portfolio. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal, state, local and foreign tax aspects of an investment in a Portfolio.

Each Portfolio of the Fund intends to elect to qualify as a regulated investment company ("RIC") under the provisions of Subchapter M of the Internal Revenue Code. If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Internal Revenue Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

To qualify for treatment as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Portfolio's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses or related trades or businesses or in certain publicly traded partnerships; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Internal Revenue Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

Generally, in order to avoid a 4% non-deductible excise tax, each Portfolio must distribute to its shareholders during the calendar year the following amounts:

• 98% of the Portfolio's ordinary income for the calendar year;

• 98.2% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

• any undistributed ordinary income or capital gain net income for the prior year.

The excise tax generally is inapplicable to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios currently intend to make the distributions required to avoid the imposition of such a tax.

Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Internal Revenue Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the 1940 Act and Subchapter M of the Internal Revenue Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Portfolio as assets of the related separate account, these regulations are imposed on the assets of a Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service ("IRS") based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject a Portfolio to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department may issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Fund will not have to change a Portfolio's investment objective or investment policies. A Portfolio's investment objective and the investment policies of a Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Internal Revenue Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the IRS. The Internal Revenue Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

GENERAL INFORMATION

The Fund is an open-end management investment company (or mutual fund) formed as a Delaware statutory trust on February 1, 2011. The Fund has an unlimited authorized number of shares or beneficial interest that may, without shareholder approval, be divided by the Board into any number of portfolios or classes of shares, subject to the requirements of the 1940 Act. When issued, shares of the Fund are fully paid, non-assessable, redeemable, and freely transferrable, subject to any limitations set forth in the Prospectus and this SAI.

Each issued and outstanding share in a class of a Portfolio is entitled to participate equally in dividends and distributions declared by the Fund with respect to such Portfolio and class. Shares of each class of a Portfolio will have a pro rata interest in the assets of the Portfolio to which the shares of that class relates and will have no interest in the assets of any other Portfolio. If any assets, liabilities, revenue or expenses are not clearly allocable to a particular Portfolio or to a particular class of shares of a Portfolio (such as fees for Independent Board Members or extraordinary legal fees), they will be allocated to each class on the basis of relative net assets or otherwise as determined by the Board. In the unlikely event that any Portfolio incurs liabilities in excess of its assets, the other Portfolios could be held liable for such excess.

Shares entitle their holders to one vote per share; however, separate votes will be taken by each Portfolio or class on matters affecting an individual Portfolio or a particular class of shares issued by a Portfolio. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Board Members. Shares have no preemptive or subscription rights and are transferable.

The Board has decided not to hold routine annual shareholders' meetings. Special shareholders' meetings will be called whenever one or more of the following is required to be acted on by shareholders pursuant to the 1940 Act: (i) election of Trustees; (ii) approval of investment advisory agreement; or (iii) ratification of selection of independent accountants. Not holding routine annual meetings results in Policy Owners having a lesser role in governing the business of the Fund.

NYLIAC and the MainStay VP Asset Allocation Portfolios are the legal owners of the shares and as such have the right to vote to elect the Board of the Fund, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent of current applicable law, NYLIAC and the MainStay VP Asset Allocation Portfolios will vote the shares of the Fund at special meetings of the shareholders of the Fund in accordance with instructions received from Owners of Policies that are publicly offered. The current prospectuses for the Policies more fully describe voting rights of these Owners.

The following organizational changes have occurred since January 1, 2006:

• MainStay VP Asset Allocation Portfolios commenced operations on February 13, 2006;

• MainStay VP Income & Growth Portfolio merged into VP ICAP Select Equity Portfolio, effective August 17, 2007;

• MainStay VP Value Portfolio merged into MainStay VP ICAP Select Equity Portfolio, effective May 16, 2008;

• MainStay VP Mid Cap Growth Portfolio merged into MainStay VP Mid Cap Core Portfolio, effective as of the close of business on November 20, 2009;

• MainStay VP Mid Cap Value Portfolio merged into MainStay VP ICAP Select Equity Portfolio, effective as of the close of business on November 20, 2009;

• MainStay VP Small Cap Growth Portfolio merged into MainStay VP Developing Growth Portfolio, and VP Developing Growth Portfolio changed its name to VP U.S. Small Cap Portfolio, effective as of the close of business on November 20, 2009;

• Effective April 29, 2011, each Portfolio that was a series of MainStay VP Series Fund, Inc. merged into a corresponding "shell" series of the Fund;

• MainStay VP Flexible Bond Opportunities Portfolio commenced operations on April 29, 2011; and

• MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio, MainStay VP Eagle Small Cap Growth Portfolio, MainStay VP Janus Balanced Portfolio, MainStay VP MFS Utilities Portfolio, MainStay VP PIMCO Real Return Portfolio, MainStay VP T. Rowe Price Equity Income Portfolio and MainStay VP Van Eck Global Hard Assets Portfolio are expected to commence operations on February 17, 2012.

Shareholder and Board Member Liability

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the Fund shall be personally liable for the obligations of the Fund or of any series or class thereof except by reason of his or her own acts or conduct. The Declaration of Trust also provides for indemnification out of the assets of the applicable series of the Fund of any shareholder or former shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the Fund may, at its option, assume the defense of any claim made against any shareholder for any act or obligation of the Fund, and shall satisfy any judgment thereon, except with respect to any claim that has been settled by the shareholder without prior written notice to, and consent of, the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Declaration of Trust states further that no Trustee or officer of the Fund, when acting in such capacity, shall be personally liable to any person other than the Fund or its shareholders for any act, omission or obligation of the Fund or any Trustee or officer of the Fund. The Declaration of Trust further provides that a Trustee or officer of the Fund shall not be personally liable for any act or omission or any conduct whatsoever in his capacity as Trustee or officer, provided that this does not include liability to the Fund or its shareholders to which the Trustee or officer would otherwise by subject by reason of such Trustee's or officer's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or officer.

Registration Statements

This SAI and the Prospectus do not contain all the information included in the registration statements filed with the SEC under the 1933 Act, as amended with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Sub-Administrator

State Street, One Lincoln Street, Boston, Massachusetts 02111-2900 provides sub-administration and sub-accounting services to the Portfolios pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and subledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services to the Portfolios, State Street is compensated by New York Life Investments.

Custodian

State Street, One Lincoln Street, Boston, Massachusetts 02111-2900, is custodian of cash and securities of the Fund and has subcustodial agreements for holding the Fund's foreign assets.

Legal Counsel

Legal advice regarding certain matters relating to the Federal securities laws has been provided by Dechert LLP, 1775 I Street, Washington, District of Columbia 20006.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) has been selected as the independent registered public accounting firm of the Fund. PwC is responsible for auditing the annual financial statements of the Portfolios. When available, the Fund's Annual Report, which will be incorporated by reference in this SAI, will be incorporated in reliance on the report of PwC, the independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, there are no principal holders since the Portfolios have not yet commenced operations.

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP Van Eck Global Hard Assets Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

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MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

5

MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 17 of this Prospectus.

6

More About Investment Strategies and Risks

Information about the Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to the Portfolio.

Additional information about the investment practices of the Portfolio and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

The Portfolio may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. The Portfolio may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolio economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolio may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

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• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

The Portfolio may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that the Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. The Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolio must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are

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often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

The Portfolio may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent the Portfolio may invest in securities of other investment companies, the Portfolio may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of

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owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Portfolio could result in losses to the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. The Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

The Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of the Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which the Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

The Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, the Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

The Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolio invests will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, the Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

The Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. The Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Portfolio's ability to invest in foreign currencies, the Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolio also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

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The Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though the Portfolio may not typically invest in U.S. securities.

The Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's securities. The Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Portfolio's securities being hedged, even if the hedging vehicle closely correlates with the Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, the Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent the Portfolio may invest in foreign securities, the Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

The Portfolio may invest in equity securities of companies that the portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated

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securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

The Portfolio may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in the Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force the Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect the Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

The Portfolio may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolio cannot predict whether investments in IPOs will be successful. As the Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

The Portfolio has a name which suggests a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, the Portfolio has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in the Portfolio’s Principal Investment Strategies section. This requirement is applied at the time the Portfolio invests its assets. If, subsequent to an investment by the Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide the Portfolio's shareholders with at least 60 days' prior notice of any changes in the Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, the Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, the Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolio may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on the Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Portfolio's transaction costs. The Portfolio has adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolio may lend its portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the

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applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisor, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which the Portfolio may purchase. A Participation in a novation of a corporate loan involves the Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, the Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case the Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, the Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, the Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. The Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisor's ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for the Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of the Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in of the Portfolio, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If the Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

The Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

The Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a

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secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading the Portfolio does during the year. Due to its trading strategies, the Portfolio may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

The Portfolio may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that the Portfolio invests in equity securities, the Portfolio may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease the Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of the Portfolio's portfolio of investments. For example, to gain exposure to a particular market, the Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, the Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when the Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or

14

More About Investment Strategies and Risks

financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolio may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether the Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if the Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, the Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, the Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, the Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to the Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by the Portfolio to purchase the securities. The Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Value Securities

The Portfolio may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If the portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, the Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

The Portfolio may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolio may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds

15

More About Investment Strategies and Risks

would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolio on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

16

The Fund and its Management

WHO RUNS THE PORTFOLIO'S DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisor and decides on general policies governing the operations of the Portfolio. The Board of Trustees (the "Board") also oversees the Portfolio's officers, who conduct and supervise the daily business of the Portfolio.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolio, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolio. The Manager has delegated its portfolio management responsibilities for the Portfolio to Van Eck Associates Corporation ("Van Eck" or the "Subadvisor") and is responsible for supervising Van Eck in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolio, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolio, including the fees paid to Van Eck. Pursuant to a Management Agreement with the Portfolio, the Manager is entitled to receive fees from the Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreement for the Portfolio will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolio. These services include calculating daily NAVs of the Portfolio, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolio's administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for the Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolio, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolio of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.97% of its average daily net assets.

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waiver/reimbursement with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive 0.01% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

17

The Fund and its Management

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolio. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolio. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that the portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolio may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, Van Eck listed below is responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, Van Eck is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Van Eck is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Van Eck has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with the Portfolio's investment objectives, policies and restrictions. Although Van Eck is subject to general supervision by the Fund's Board and New York Life Investments, this party does not evaluate the investment merits of specific securities transactions.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by the portfolio managers and their ownership of shares of the Portfolio is available in the SAI.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

18

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolio by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolio are offered and are redeemed at a price equal to its NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

The Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of the Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of the Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of the Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. The Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of the Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) The Portfolio may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolio by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolio are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolio and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in the Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolio currently does not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolio may offer its shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Portfolio and shares of another fund may be substituted. This might force the Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of the Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or the Portfolio's Subadvisor might have to maintain more of the Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

19

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of the Portfolio's shares in order to protect long-term Owners of the Fund. The Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolio are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolio must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolio to both monitor market timing within the Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolio that the Fund determines not to be in the best interest of the Portfolio. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolio, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolio's procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolio's Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolio's objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolio, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolio, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of the of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of the Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of the Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolio's quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

20

Taxes, Dividends and Distributions

Taxes

The Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, the Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

The Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of the Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. The Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolio may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

21

Financial Highlights

As the Portfolio has not commenced operations as of the date of this Prospectus, financial highlights information is not available.

22

More information about the Portfolio is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolio. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolio's investments and include discussions of market conditions and investment strategies that significantly affected the Portfolio's performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolio (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolio are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio MainStay VP Janus Balanced Portfolio MainStay VP T. Rowe Price Equity Income Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.37%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk

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MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

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MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 22 of this Prospectus.

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MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%
Waiver / Reimbursement[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% of the average daily net assets of Initial Class shares. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

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MainStay VP Janus Balanced Portfolio

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

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MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 22 of this Prospectus.

9

MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%
Waiver / Reimbursement[1]	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

10

MainStay VP MFS Utilities Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

11

MainStay VP MFS Utilities Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 22 of this Prospectus.

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More About Investment Strategies and Risks

Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

13

More About Investment Strategies and Risks

bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

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If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which

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case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

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Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments

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are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

21

The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class).

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

22

The Fund and its Management

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

23

The Fund and its Management

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

24

The Fund and its Management

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

25

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

26

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

27

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

28

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

29

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.37%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk

4

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

5

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

6

MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.08%
Total Annual Portfolio Operating Expenses	0.89%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

7

MainStay VP Eagle Small Cap Growth Portfolio

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

8

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

9

MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

10

MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

11

MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

12

MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%
Waiver / Reimbursement[1]	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

13

MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

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Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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More About Investment Strategies and Risks

The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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More About Investment Strategies and Risks

Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

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More About Investment Strategies and Risks

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class).

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The Fund and its Management

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

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The Fund and its Management

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.
Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also hold the CFA Designation.

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The Fund and its Management

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

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Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

30

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

31

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

32

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

33

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP Eagle Small Cap Growth Portfolio MainStay VP Van Eck Global Hard Assets Portfolio MainStay VP Janus Balanced Portfolio MainStay VP T. Rowe Price Equity Income Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.08%
Total Annual Portfolio Operating Expenses	0.89%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

4

MainStay VP Eagle Small Cap Growth Portfolio

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

5

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

6

MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

7

MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

8

MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

9

MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%
Waiver / Reimbursement[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% of the average daily net assets of Initial Class shares. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

10

MainStay VP Janus Balanced Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

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MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

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MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%
Waiver / Reimbursement[1]	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

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MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 26 of this Prospectus.

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Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

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Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

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The Fund and its Management

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

27

The Fund and its Management

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.
E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He is also a Chartered Financial Analyst.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

28

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

29

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

30

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

31

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

32

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP Janus Balanced Portfolio

MainStay VP MFS® Utilities Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.37%	1.62%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Service Class	$ 165	$ 511	$ 881	$ 1,922
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

4

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

5

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

6

MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.89%	1.14%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Service Class	$ 116	$ 362	$ 628	$ 1,386
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

7

MainStay VP Eagle Small Cap Growth Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

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MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

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MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%	0.85%
Waiver / Reimbursement[2]	(0.02)%	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%	0.83%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% and 0.83% of the average daily net assets of Initial Class shares and Service Class shares, respectively. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Service Class	$ 85	$ 265	$ 460	$ 1,025
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

13

MainStay VP Janus Balanced Portfolio

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

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MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP MFS® Utilities Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.73%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.78%	1.03%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 80	$ 249	$ 433	$ 966
Service Class	$ 105	$ 328	$ 569	$ 1,259
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries. Massachusetts Financial Services Company, the Portfolio's Subadvisor, considers a company to be in the utilities group of industries if, at the time of investment, the Subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities industries include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

The Subadvisor primarily invests the Portfolio's assets in equity securities, but may also invest in debt instruments, including less than investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”). Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds.

The Subadvisor may invest the Portfolio's assets in companies of any size.

The Subadvisor may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

While the Subadvisor may use derivatives for any investment purpose, to the extent the Subadvisor uses derivatives, the Subadvisor expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

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MainStay VP MFS® Utilities Portfolio

The Subadvisor uses a "bottom-up" investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Utilities Concentration Risk: The Portfolio's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio

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MainStay VP MFS® Utilities Portfolio

to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Massachusetts Financial Services Company serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura A. Shaughnessy, Investment Officer	Since February 2012
	Robert D. Persons, Investment Officer	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%	1.10%
Waiver / Reimbursement[1]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%	1.05%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Service Class	$ 107	$ 345	$ 601	$ 1,336
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

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MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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More About Investment Strategies and Risks

Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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More About Investment Strategies and Risks

bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Utilities Concentration

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations: coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

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When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

Service Class shares for each Portfolio are subject to a Distribution and Service Plan (the "12b-1 Plan") pursuant to which each Portfolio pays NYLIFE Distributors LLC ("NYLIFE Distributors"), for services rendered under the Plan, a distribution or service fee at the annualize rate of 0.25% of the average daily net assets of the Portfolios' Service Class shares (the "12b-1 Fee"). The 12b-1 Fee will be used to compensate financial institutions and organizations, such as NYLIAC, for servicing shareholder accounts and for services in connection with any activities or expenses primarily intended to result in the sale of the Service Class shares of the Portfolios. Because the 12b-1 Fee is an on-going fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying some types of sales charges.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

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The Fund and its Management

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class); 1.65% (Service Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class); 1.22% (Service Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP MFS Utilities Portfolio: 0.81% (Initial Class); 1.06% (Service Class).

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class); 1.10% (Service Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP MFS Utilities Portfolio: 0.03% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

33

The Fund and its Management

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts 02116-3741. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $206 billion as of September 30, 2011.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.
Robert D. Persons, CFA

Mr. Persons has managed the MainStay VP MFS Utilities Portfolio since February 2012. He is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 2000. Mr. Persons holds the CFA designation.

34

The Fund and its Management

E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Maura A. Shaughnessy, CFA

Ms. Shaughnessy has managed the MainStay VP MFS Utilities Portfolio since February 2012. She is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 1991. She also holds the CFA designation.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

35

The Fund and its Management

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

36

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

37

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

38

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

39

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

40

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP Janus Balanced Portfolio

MainStay VP MFS® Utilities Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.37%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk

4

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

5

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

6

MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.08%
Total Annual Portfolio Operating Expenses	0.89%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

7

MainStay VP Eagle Small Cap Growth Portfolio

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

8

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

9

MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

10

MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

11

MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

12

MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%
Waiver / Reimbursement[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% of the average daily net assets of Initial Class shares. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

13

MainStay VP Janus Balanced Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

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MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP MFS® Utilities Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.73%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses	0.78%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 80	$ 249	$ 433	$ 966
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries. Massachusetts Financial Services Company, the Portfolio's Subadvisor, considers a company to be in the utilities group of industries if, at the time of investment, the Subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities industries include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

The Subadvisor primarily invests the Portfolio's assets in equity securities, but may also invest in debt instruments, including less than investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”). Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds.

The Subadvisor may invest the Portfolio's assets in companies of any size.

The Subadvisor may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

While the Subadvisor may use derivatives for any investment purpose, to the extent the Subadvisor uses derivatives, the Subadvisor expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

The Subadvisor uses a "bottom-up" investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic,

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MainStay VP MFS® Utilities Portfolio

political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Utilities Concentration Risk: The Portfolio's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a

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MainStay VP MFS® Utilities Portfolio

derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Massachusetts Financial Services Company serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura A. Shaughnessy, Investment Officer	Since February 2012
	Robert D. Persons, Investment Officer	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%
Waiver / Reimbursement[1]	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

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MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 32 of this Prospectus.

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More About Investment Strategies and Risks

Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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More About Investment Strategies and Risks

bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Utilities Concentration

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations: coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

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More About Investment Strategies and Risks

When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP MFS Utilities Portfolio: 0.81% (Initial Class).

32

The Fund and its Management

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP MFS Utilities Portfolio: 0.03% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts 02116-3741. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $206 billion as of September 30, 2011.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

33

The Fund and its Management

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.
Robert D. Persons, CFA

Mr. Persons has managed the MainStay VP MFS Utilities Portfolio since February 2012. He is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 2000. Mr. Persons holds the CFA designation.

E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

34

The Fund and its Management

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Maura A. Shaughnessy, CFA

Ms. Shaughnessy has managed the MainStay VP MFS Utilities Portfolio since February 2012. She is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 1991. She also holds the CFA designation.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

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Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

36

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

37

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

38

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

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More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP Janus Balanced Portfolio

MainStay VP MFS® Utilities Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

MainStay VP PIMCO Real Return Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.17%	0.17%
Total Annual Portfolio Operating Expenses	1.37%	1.62%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Service Class	$ 165	$ 511	$ 881	$ 1,922
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

4

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

5

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

6

MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%	0.81%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.08%	0.08%
Total Annual Portfolio Operating Expenses	0.89%	1.14%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Service Class	$ 116	$ 362	$ 628	$ 1,386
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

7

MainStay VP Eagle Small Cap Growth Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

8

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

9

MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

10

MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

11

MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

12

MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%	0.85%
Waiver / Reimbursement[2]	(0.02)%	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%	0.83%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% and 0.83% of the average daily net assets of Initial Class shares and Service Class shares, respectively. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Service Class	$ 85	$ 265	$ 460	$ 1,025
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

13

MainStay VP Janus Balanced Portfolio

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

14

MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

15

MainStay VP MFS® Utilities Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.73%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[1]	0.05%	0.05%
Total Annual Portfolio Operating Expenses	0.78%	1.03%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 80	$ 249	$ 433	$ 966
Service Class	$ 105	$ 328	$ 569	$ 1,259
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries. Massachusetts Financial Services Company, the Portfolio's Subadvisor, considers a company to be in the utilities group of industries if, at the time of investment, the Subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities industries include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

The Subadvisor primarily invests the Portfolio's assets in equity securities, but may also invest in debt instruments, including less than investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”). Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds.

The Subadvisor may invest the Portfolio's assets in companies of any size.

The Subadvisor may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

While the Subadvisor may use derivatives for any investment purpose, to the extent the Subadvisor uses derivatives, the Subadvisor expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

16

MainStay VP MFS® Utilities Portfolio

The Subadvisor uses a "bottom-up" investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Utilities Concentration Risk: The Portfolio's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio

17

MainStay VP MFS® Utilities Portfolio

to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Massachusetts Financial Services Company serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura A. Shaughnessy, Investment Officer	Since February 2012
	Robert D. Persons, Investment Officer	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

18

MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

	Initial	Service
	Class	Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses[2]	0.05%	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%	1.10%
Waiver / Reimbursement[1]	(0.05)%	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%	1.05%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Service Class	$ 107	$ 345	$ 601	$ 1,336
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

19

MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

20

MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

21

MainStay VP PIMCO Real Return Portfolio

Investment Objective

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Service
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	0.13%
Total Annual Portfolio Operating Expenses[2]	0.88%
Waiver / Reimbursement[2]	(0.12)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.76%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.76% of the average daily net assets of Service Class shares. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Class	$ 78	$ 243	$ 422	$ 942
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% to 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The

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effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index, which as of October 31, 2011 was 6.57 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investor Services, Inc., or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated, determined by Pacific Investment Management Company LLC, the Portfolio's Subadvisor, to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified Portfolio.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's Prospectus or Statement of Additional Information. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its

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entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful. Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Pacific Investment Management Company LLC serves as the Portfolio's Subadvisor.

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Subadvisor	Portfolio Manager	Service Date
Pacific Investment Management Company LLC	Mihir Worah, Managing Director	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. The 80% policy for the MainStay VP PIMCO Real Return Portfolio was not adopted pursuant to Rule 35d-1 and is not subject to the 60 days' prior notice policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Utilities Concentration

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations: coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

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When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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The Fund and its Management

WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

Service Class shares for each Portfolio are subject to a Distribution and Service Plan (the "12b-1 Plan") pursuant to which each Portfolio pays NYLIFE Distributors LLC ("NYLIFE Distributors"), for services rendered under the Plan, a distribution or service fee at the annualize rate of 0.25% of the average daily net assets of the Portfolios' Service Class shares (the "12b-1 Fee"). The 12b-1 Fee will be used to compensate financial institutions and organizations, such as NYLIAC, for servicing shareholder accounts and for services in connection with any activities or expenses primarily intended to result in the sale of the Service Class shares of the Portfolios. Because the 12b-1 Fee is an on-going fee charged against the assets of the Portfolio, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying some types of sales charges.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

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The Fund and its Management

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class); 1.65% (Service Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class); 1.22% (Service Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP MFS Utilities Portfolio: 0.81% (Initial Class); 1.06% (Service Class).

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class); 1.10% (Service Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP MFS Utilities Portfolio: 0.03% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

37

The Fund and its Management

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts 02116-3741. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $206 billion as of September 30, 2011.

Pacific Investment Management Company LLC ("PIMCO") is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2011, PIMCO had approximately $1.35 trillion in assets under management.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.

38

The Fund and its Management

Robert D. Persons, CFA

Mr. Persons has managed the MainStay VP MFS Utilities Portfolio since February 2012. He is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 2000. Mr. Persons holds the CFA designation.

E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Maura A. Shaughnessy, CFA

Ms. Shaughnessy has managed the MainStay VP MFS Utilities Portfolio since February 2012. She is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 1991. She also holds the CFA designation.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Mihir Worah

Mr. Worah has managed the MainStay VP PIMCO Real Return Portfolio since February 2012. He is a Managing Director of Pacific Investment Management Company LLC. He joined Pacific Investment Management Company LLC in 2001 as a member of the analytics team.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly

39

The Fund and its Management

on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company. However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

40

Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

41

Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

42

Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

43

Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

44

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01

Prospectus for MainStay VP Funds Trust	January 13, 2012

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

MainStay VP Eagle Small Cap Growth Portfolio

MainStay VP Van Eck Global Hard Assets Portfolio

MainStay VP Janus Balanced Portfolio

MainStay VP MFS® Utilities Portfolio

MainStay VP T. Rowe Price Equity Income Portfolio

MainStay VP PIMCO Real Return Portfolio

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MainStay VP Funds Trust

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	1.20%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.17%
Total Annual Portfolio Operating Expenses	1.37%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 139	$ 434	$ 750	$ 1,646
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity and equity-related securities, including preferred stock, of companies located in or associated with emerging market countries.

The Portfolio utilizes two Subadvisors, Dimensional Fund Advisors LP ("DFA") and DuPont Capital Management Corporation ("DuPont Capital"), with investment processes and styles that New York Life Investment Management LLC, the Portfolio's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Portfolio's assets, as designated by the Manager from time to time.

DFA Investment Process: DFA believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, DFA identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. DFA does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

DFA may use derivatives such as forward currency exchange contracts to facilitate the settlement of equity trades or to transfer balances from one currency to another currency, including to repatriate currency to U.S. dollars. DFA may also use futures contracts and options on futures contracts, to gain market exposure on the Portfolio's uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

DuPont Capital Investment Process: DuPont Capital seeks to identify emerging market companies trading at a significant discount relative to such companies' estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk

4

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

assessment. DuPont Capital attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk, relative to the broader emerging market equity universe.

DuPont Capital may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisors may not produce the desired results.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio.

Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

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MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Dimensional Fund Advisors LP and DuPont Capital Management Corporation serve as the Portfolio's Subadvisors.

Subadvisors	Portfolio Managers	Service Date
Dimensional Funds Advisors LP	Stephen A. Clark, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Karen Umland, Senior Portfolio Manager and Vice President of DFA	Since February 2012
	Joseph H. Chi, Portfolio Manager and Vice President of DFA	Since February 2012
	Jed S. Fogdall, Portfolio Manager and Vice President of DFA	Since February 2012
DuPont Capital Management Corporation	Rafi U. Zaman, Managing Director of Global Equities	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP Eagle Small Cap Growth Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.81%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.08%
Total Annual Portfolio Operating Expenses	0.89%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 91	$ 284	$ 493	$ 1,096
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in small capitalization companies. For purposes of the Portfolio, small-capitalization companies are generally those that have market capitalizations no larger than the largest capitalized company included in the Russell 2000® Growth Index at the time of the Portfolio's investment (approximately $3.3 billion as of September 30, 2011).

When making its investment decisions, Eagle Asset Management, Inc., the Portfolio's Subadvisor, generally focuses on investing in the securities of companies that the Subadvisor believes have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The Subadvisor utilizes a "bottom up" approach to identifying companies in which it invests and performs proprietary investment research. A bottom-up method of analysis de-emphasizes the significance of economic and market cycles. The primary focus is on the individual companies rather than the industry in which that company operates or the economy as a whole. The Portfolio will sell securities when they no longer meet the Subadvisor's investment criteria.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

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MainStay VP Eagle Small Cap Growth Portfolio

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio manager's ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Eagle Asset Management, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Eagle Asset Management, Inc.	Bert L. Boksen, Managing Director and Senior Vice President	Since February 2012
	Eric Mintz, Senior Research Analyst	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

8

MainStay VP Eagle Small Cap Growth Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP Van Eck Global Hard Assets Portfolio

Investment Objective

The Portfolio seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.89%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.07%
Total Annual Portfolio Operating Expenses	0.96%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 98	$ 306	$ 531	$ 1,178
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of "hard asset" companies and instruments that derive their value from "hard assets". Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets. The Portfolio concentrates its investments in the securities of hard assets companies and instruments that derive their value from hard assets. The Portfolio is considered to be "non-diversified," which means that it may invest in fewer securities than a "diversified" Portfolio.

The Portfolio may invest without limitation in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. Under ordinary circumstances, the Portfolio will invest in securities of issuers from a number of different countries, and may invest any amount of its assets in emerging markets. The Portfolio may invest in securities of companies of any capitalization range.

Utilizing qualitative and quantitative measures, the investment management team of Van Eck Associates Corporation, the Portfolio's Subadvisor, selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio's portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.

The Portfolio may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure to hard assets, hard asset companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. The Portfolio may write covered call options on portfolio securities to the extent that the value of all securities with respect to which covered calls are written does not exceed 10% of the Portfolio's net asset value.

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MainStay VP Van Eck Global Hard Assets Portfolio

The Portfolio may also invest in exchange-traded funds ("ETFs") and money market funds, subject to applicable law and any other restrictions described in this Prospectus or the Portfolio’s Statement of Additional Information. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Commodities and Commodity-Linked Derivatives Risk: Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Portfolio to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Direct Investments Risk: Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the Portfolio may take longer to liquidate these positions than would be the case for publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Hard Assets Concentration Risk: The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political, or market events, as well as government regulation, impacting the hard assets sectors (such as the energy, metals and real estate sectors). Precious metals and natural resources securities are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

Investments in Other Investment Companies Risk: The Portfolio's investment in another investment company may subject the Portfolio indirectly to the underlying risks of the investment company. The Portfolio also will bear its share of the underlying investment company's fees and expenses, which are in addition to the Portfolio's own fees and expenses.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the

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MainStay VP Van Eck Global Hard Assets Portfolio

securities underlying ETFs purchased or sold by the Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Van Eck Associates Corporation serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Van Eck Associates Corporation	Charles T. Cameron, Co-Portfolio Manager	Since February 2012
	Shawn Reynolds, Co-Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP Janus Balanced Portfolio

Investment Objective

The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced current income.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses[2]	0.60%
Waiver / Reimbursement[2]	(0.02)%
Total Annual Portfolio Operating Expenses After Waiver[2]	0.58%

1. "Other Expenses" are based on estimated amounts.

2. New York Life Investment Management LLC has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed 0.58% of the average daily net assets of Initial Class shares. This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 59	$ 186	$ 324	$ 726
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

In choosing investments for the Portfolio, Janus Capital Management LLC, the Portfolio's Subadvisor, applies a "bottom up" approach with one portfolio manager focusing on the equity portion of the Portfolio and the other portfolio manager focusing on the fixed-income portion of the Portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The portfolio managers share day-to-day responsibility for the Portfolio's investments.

The Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of

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MainStay VP Janus Balanced Portfolio

acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Manager to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Janus Capital Management LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Janus Capital Management LLC	E. Marc Pinto, Vice President and Portfolio Manager	Since February 2012
	R. Gibson Smith, Co-Chief Investment Officer and Portfolio Manager	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

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MainStay VP Janus Balanced Portfolio

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP MFS® Utilities Portfolio

Investment Objective

The Portfolio seeks total return.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.73%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.05%
Total Annual Portfolio Operating Expenses	0.78%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 80	$ 249	$ 433	$ 966
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowing for investment purposes) in securities of issuers in the utilities group of industries. Massachusetts Financial Services Company, the Portfolio's Subadvisor, considers a company to be in the utilities group of industries if, at the time of investment, the Subadvisor determines that a substantial portion (i.e., at least 50%) of the company's assets or revenues are derived from one or more utilities. Issuers in the utilities industries include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and issuers engaged in telecommunications, including telephone, cellular telephone, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting).

The Subadvisor primarily invests the Portfolio's assets in equity securities, but may also invest in debt instruments, including less than investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”). Equity securities include common stocks, preferred stocks, securities convertible into stocks, and depositary receipts for those securities. Debt instruments include corporate bonds.

The Subadvisor may invest the Portfolio's assets in companies of any size.

The Subadvisor may invest the Portfolio's assets in U.S. and foreign securities, including emerging market securities.

While the Subadvisor may use derivatives for any investment purpose, to the extent the Subadvisor uses derivatives, the Subadvisor expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

The Subadvisor uses a "bottom-up" investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's current financial condition and market, economic,

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MainStay VP MFS® Utilities Portfolio

political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may also be considered.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Utilities Concentration Risk: The Portfolio's performance will be closely tied to the performance of utilities issuers and, as a result, can be more volatile than the performance of more broadly-diversified funds. The price of stocks in the utilities sector can be very volatile due to supply and/or demand for services or fuel, financing costs, conservation efforts, the negative impact of regulation, and other factors.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Subadvisor may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a

17

MainStay VP MFS® Utilities Portfolio

derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio. The performance of structured securities is determined by the instrument underlying the security. Structured securities are subject to the credit risk of the issuing party and may be less liquid than other types of securities.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Massachusetts Financial Services Company serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Massachusetts Financial Services Company	Maura A. Shaughnessy, Investment Officer	Since February 2012
	Robert D. Persons, Investment Officer	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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MainStay VP T. Rowe Price Equity Income Portfolio

Investment Objective

The Portfolio seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee[1]	0.80%
Distribution and Service (12b-1) Fees	None
Other Expenses[2]	0.05%
Total Annual Portfolio Operating Expenses[1]	0.85%
Waiver / Reimbursement[1]	(0.05)%
Total Annual Portfolio Operating Expenses After Waiver[1]	0.80%

1. The management fee is as follows: 0.80% on assets up to $500 million and 0.775% on assets in excess of $500 million. New York Life Investment Management LLC has contractually agreed to waive its management fee to 0.75% on assets up to $500 million and 0.725% on assets in excess of $500 million. This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board of Trustees of the Fund.

2. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 82	$ 266	$ 466	$ 1,044
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

T. Rowe Price Associates, Inc., the Portfolio's Subadvisor, typically employs a "value" approach in selecting investments. The Subadvisor's in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, the Subadvisor generally looks for companies in the aggregate with one or more of the following:

• an established operating history;

• above-average dividend yield relative to the S&P 500 Index;

• a low price/earnings ratio relative to the S&P 500 Index;

• a sound balance sheet and other positive financial characteristics; and

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MainStay VP T. Rowe Price Equity Income Portfolio

• a low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

Under normal market conditions, substantial dividend income means that the yield on the Portfolio's securities generally exceeds the yield on the Portfolio's benchmark. In pursuing its investment objective, the Portfolio has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the Subadvisor believes will provide an opportunity for substantial appreciation.

These situations might arise when the Subadvisor believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the Portfolio may invest in foreign stocks in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower than that of funds that invest in other types of equity securities.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. T. Rowe Price Associates, Inc. serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
T. Rowe Price Associates, Inc.	Brian C. Rogers, Chairman of Investment Advisory Committee	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

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MainStay VP T. Rowe Price Equity Income Portfolio

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

21

MainStay VP PIMCO Real Return Portfolio

Investment Objective

The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any separate account or policy fees or sales charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Initial
Class
Annual Portfolio Operating Expenses
(fees paid directly from your investment)
Management Fee	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.13%
Total Annual Portfolio Operating Expenses	0.63%

1. "Other Expenses" are based on estimated amounts.

Example

The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$ 64	$ 202	$ 351	$ 786
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. Because the Portfolio has been in operation for less than one full calendar year, the Portfolio’s portfolio turnover rate for the most recent fiscal year is not available.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non- U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% to 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the Barclays Capital U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Portfolio normally varies within three years (plus or minus) of the effective duration of the Barclays Capital U.S. TIPS Index, which as of October 31, 2011 was 6.57 years.

The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investor Services, Inc., or equivalently rated by Standard & Poor's Rating Services or Fitch Inc., or, if unrated,

22

MainStay VP PIMCO Real Return Portfolio

determined by Pacific Investment Management Company LLC, the Portfolio's Subadvisor, to be of comparable quality. The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. The Portfolio also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified Portfolio.

The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio's Prospectus or Statement of Additional Information. The Portfolio may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may also invest up to 10% of its total assets in preferred stocks.

Principal Risks

Loss of Money Risk: Before considering an investment in the Portfolio, you should understand that you could lose money.

Market Changes Risk: The value of the Portfolio's investments may change because of broad changes in the markets in which the Portfolio invests, which could cause the Portfolio to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Portfolio's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Portfolio's Subadvisor may not produce the desired results.

Debt Securities Risk: The risks of investing in debt securities include (without limitation): (i) credit risk, i.e., the issuer may not repay the loan created by the issuance of that debt security; (ii) maturity risk, i.e., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, i.e., low demand of debt securities may negatively impact their price; (iv) interest rate risk, i.e., when interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up; (v) selection risk, i.e., the securities selected by the Manager may underperform the market or other securities selected by other funds; and (vi) call risk, i.e., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Portfolio's income, if the proceeds are reinvested at lower interest rates. Additional risks associated with an investment in the Portfolio include the following: (i) not all U.S. government securities are insured or guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt; and (ii) the Portfolio's yield will fluctuate with changes in short-term interest rates.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as "junk bonds") are sometimes considered speculative because they present a greater risk of loss than higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Liquidity and Valuation Risk: Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. The lack of an active trading market may make it difficult to obtain an accurate price for a security. If market conditions make it difficult to value securities, the Portfolio may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying Portfolio shares or receive less than the market value when selling Portfolio shares. Liquidity risk may also refer to the risk that the Portfolio may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Portfolio. Swap transactions tend to shift the Portfolio's investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Portfolio. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Portfolio may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Portfolio agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Portfolio.

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MainStay VP PIMCO Real Return Portfolio

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Portfolio's holdings. Opportunity for greater gain often comes with greater risk of loss.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Portfolio's investments in foreign securities. Foreign securities may also subject the Portfolio's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Non-Diversification Risk: Because the Portfolio is "non-diversified," it may be more susceptible than diversified funds to risks associated with an individual issuer, and to single economic, political or regulatory occurrences.

Short Selling Risk: If a security sold short increases in price, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Portfolio may have substantial short positions and must borrow those securities to make delivery to the buyer. The Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Portfolio may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale.

Until the Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with the Portfolio's custodian to cover the Portfolio's short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio's ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Portfolio may not be able to substitute or sell the pledged collateral. Additionally, the Portfolio must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot go below zero.

By investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase the Portfolio's exposure to long positions and make any change in the Portfolio's net asset value greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that the Portfolio will leverage its portfolio, or if it does, that the Portfolio's leveraging strategy will be successful. Regulatory authorities in the U.S. or other countries may prohibit or restrict the ability of the Portfolio to fully implement its short-selling strategy, either generally or with respect to certain industries or countries, which may impact the Portfolio's ability to fully implement its investment strategies.

Mortgage-Backed/Asset-Backed Securities Risk: Prepayment risk is associated with mortgage-backed and asset-backed securities. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Portfolio's investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Portfolio to lose money. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers, and the creditworthiness of the parties involved. The ability of the Portfolio to successfully utilize these instruments may depend on the ability of the Portfolio's Subadvisor to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Past Performance

Since the Portfolio had not yet commenced operations as of the date of this Prospectus, no calendar year performance information is available.

Management

New York Life Investment Management LLC serves as the Portfolio's Manager. Pacific Investment Management Company LLC serves as the Portfolio's Subadvisor.

Subadvisor	Portfolio Manager	Service Date
Pacific Investment Management Company LLC	Mihir Worah, Managing Director	Since February 2012
How to Purchase and Sell Shares

Shares of the Portfolio are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by New York Life Insurance and Annuity Corporation ("NYLIAC") and may also be offered to fund variable annuity policies and

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MainStay VP PIMCO Real Return Portfolio

variable universal life insurance policies issued by other insurance companies. Shares of the Portfolio are also offered as underlying investments of the MainStay VP Asset Allocation Portfolios ("Asset Allocation Portfolios").

Individual investors do not transact directly with the Portfolio to purchase and redeem shares. Please refer to the prospectus for the variable annuity policy or variable universal life insurance policy that invests in the Portfolio for information on the allocation of premiums and on transfers among the investment divisions of the separate account.

Tax Information

Because the Portfolio's shareholders are the separate accounts of NYLIAC or other insurance companies through which you purchased your variable annuity policy or variable universal life insurance policy and the Asset Allocation Portfolios, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to variable annuity and variable universal life insurance policy owners, consult the prospectus relating to the appropriate policy.

Compensation to Broker-Dealers and Other Financial Intermediaries

The Portfolio and/or its related companies may pay NYLIAC or other participating insurance companies, broker/ dealers, or other intermediaries for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary or your sales person to recommend a policy that offers this Portfolio over another investment. Ask your individual salesperson or visit your insurance company's website for more information. For additional information about these payments, please see the section entitled "The Fund and its Management" on page 36 of this Prospectus.

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Information about each Portfolio's objective, principal investment strategies, investment practices and principal risk factors appears in the relevant summary section for each Portfolio at the beginning of this Prospectus. The information below describes in greater detail the investments, investment practices and other risks pertinent to one or more of the Portfolios. Some of the Portfolios may use the investments/strategies discussed below more than other Portfolios.

Additional information about the investment practices of the Portfolios and risks pertinent to these practices is included in the Statement of Additional Information ("SAI"). The following information is provided in alphabetical order and not necessarily in order of importance.

American Depositary Receipts ("ADRs")

Certain Portfolios may invest in ADRs. ADRs, which are typically issued by a U.S. financial institution (a "depositary"), evidence ownership interests in a security or pool of securities issued by a foreign company which are held by a depositary. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Because ADRs are not denominated in the same currency as the underlying securities into which they may be converted, they are subject to currency risks. In addition, depositary receipts involve many of the same risks of investing directly in foreign securities. Generally, ADRs are considered to be foreign securities.

Brady Bonds

Brady Bonds are securities created through the exchange of existing commercial bank loans to foreign sovereign entities for new obligations in connection with debt restructurings. They are subject to the risks of foreign securities.

Commodities and Commodity-Linked Derivatives

Commodities include precious metals (such as gold, silver platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Certain Portfolios may seek exposure to the commodity markets through investments in leveraged or unleveraged commodity-linked or index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note.

Exposure to the commodities markets may subject the Portfolios to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked "Structured" Securities. Because the value of a commodity-linked derivative instrument typically is based upon the price movements of a physical commodity, the value of the commodity-linked derivative instrument may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Structured Notes. Structured notes expose the Portfolios economically to movements in commodity prices. The performance of a structured note is determined by the price movements of the commodity underlying note. A highly liquid secondary market may not exist for structured notes, and there can be no assurance that one will develop. These notes are often leveraged, increasing the volatility of each note's market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Convertible Securities

Convertible securities, until converted, have the same general characteristics as debt securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange an investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Debt Securities

The Portfolios may invest in debt instruments for income or other reasons. Investors buy debt securities primarily to profit through interest payments. Governments, banks and companies raise cash by issuing or selling debt securities to investors. Debt securities may be

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bought directly from those issuers or in the secondary trading markets. There are many different types of debt securities, including (without limitation):

• bonds;

• notes; and

• debentures.

Some debt securities pay interest at fixed rates of return, while others pay interest at variable rates. Interest may be paid at different intervals. Some debt securities do not make regular interest payments, but instead are initially sold at a discount to the principal amount that is to be paid at maturity.

The risks involved with investing in debt securities include (without limitation):

• Credit risk: The purchaser of a debt security lends money to the issuer of that security. If the issuer does not pay back the loan, the holder of the security may experience a loss on its investment.

• Maturity risk: A debt security with a longer maturity may fluctuate in value more than a debt security with a shorter maturity. Therefore, the net asset value ("NAV") of a Portfolio that holds debt securities with a longer average maturity may fluctuate in value more than the NAV of a Portfolio that holds debt securities with a shorter average maturity.

• Market risk: Like other securities, debt securities are subject to the forces of supply and demand. Low demand may negatively impact the price of a debt security.

• Interest rate risk: The value of debt securities usually changes when interest rates change. Generally, when interest rates go up, the value of a debt security goes down and when interest rates go down, the value of a debt security goes up.

Debt securities rated below investment grade by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P") are considered to have speculative characteristics and some may be commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities.

The duration of a bond or mutual fund portfolio is an indication of sensitivity to changes in interest rates. In general, the longer a fund's duration, the more it will react to changes in interest rates and the greater the risk and return potential.

A laddered maturity schedule means a portfolio is structured so that a certain percentage of the securities will mature each year. This helps the Portfolio manage duration and risk, and attempts to create a more consistent return.

Derivative Transactions

Certain Portfolios may enter into derivative transactions, or "derivatives," which may include options, futures, options on futures, swap agreements, structured notes and currency forward contracts. The value of derivatives is based on certain underlying equity or fixed-income securities, interest rates, currencies or indices. The use of these transactions is a highly specialized activity that involves investment techniques, tax planning and risks that are different from those of ordinary securities transactions. Derivatives may be hard to sell at an advantageous price or time and typically are very sensitive to changes in the underlying security, interest rate, currency or index. As a result, derivatives can be highly volatile. If the Manager or the Subadvisor of the Portfolio is incorrect about its expectations of changes in interest rates or market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited. When using derivatives, there is a risk that a Portfolio will lose money if the contract counterparty does not make the required payments or otherwise fails to comply with the terms of the contract. In the event of the bankruptcy or insolvency of a counterparty, the Portfolio could experience the loss of some or all of its investment or experience delays in liquidating its positions, including declines in the value of its investment during the period in which the Portfolio seeks to enforce its rights, and an inability to realize any gains on its investment during such period. A Portfolio may also incur fees and expenses in enforcing its rights. In addition, certain derivative transactions can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses. As investment companies registered with the Securities and Exchange Commission ("SEC"), the Portfolios must maintain reserves of liquid assets to "cover" obligations with respect to certain kinds of derivative instruments.

Direct Investments

Direct investments are investments made directly with an enterprise through a shareholder or similar agreement-not through publicly traded shares or interests. Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, direct investments may take longer to liquidate than would be the case for publicly traded securities. Although direct investments may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. Direct investments are generally considered illiquid and will be aggregated with other illiquid investments for purposes of the limitation on illiquid investments.

Emerging Markets

The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully

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develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Portfolio could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit the Portfolio's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.

Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Portfolio will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Portfolio would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Equity Securities

Certain Portfolios may invest in equity securities for capital appreciation or other reasons. Publicly held corporations may raise needed cash by issuing or selling equity securities to investors. When a Portfolio buys the equity securities of a corporation it becomes a part owner of the issuing corporation. Equity securities may be bought on the stock exchanges, such as the New York Stock Exchange, NASDAQ Stock Market, Inc. ("NASDAQ"), the American Stock Exchange, foreign stock exchanges, or in the over-the-counter market, such as NASDAQ's Over-the-Counter Bulletin Board. There are many different types of equity securities, including (without limitation):

•  common stocks;

•  preferred stocks;

•  ADRs; and

•  real estate investment trusts ("REITs").

Investors buy equity securities to make money through dividend payments and/or selling them for more than they paid. The risks involved with investing in equity securities include (without limitation):

• Changing economic conditions: Equity securities may fluctuate as a result of general economic conditions, including changes in interest rates.

• Industry and company conditions: Certain industries or individual companies may come in and out of favor with investors. In addition, changing technology and competition may make the equity securities of a company or industry more volatile.

• Security selection: A portfolio manager may not be able to consistently select equity securities that appreciate in value, or anticipate changes that can adversely affect the value of a Portfolio's holdings. Investments in smaller and mid-size companies may be more volatile than investments in larger companies.

Exchange Traded Funds (“ETFs”)

To the extent a Portfolio may invest in securities of other investment companies, the Portfolios may invest in shares of ETFs. ETFs are investment companies that trade like stocks. Like stocks, shares of ETFs are not traded at NAV, but may trade at prices above or below the value of their underlying portfolios. The price of an ETF is derived from and based upon the securities held by the ETF. The level of

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risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of a traditional common stock, except that the pricing mechanism for an ETF is based on a basket of securities. Thus, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Portfolio could result in losses on the Portfolio's investment in ETFs. ETFs are subject to management fees and other fees that may increase their costs versus the costs of owning the underlying securities directly. A Portfolio may from time to time invest in ETFs, primarily as a means of gaining exposure for the portfolio to the market without investing in individual securities, particularly in the context of managing cash flows into the Portfolio .

Each Portfolio can invest its net assets in ETFs that invest in similar securities and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")).

Floating Rate Loans

Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities.

Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the NAV of a Portfolio's shares also will decline. Generally, the lower the rating category, the more risky the investment.

Although the floating rate loans in which a Portfolio generally invests may be speculative, they are generally subject to less credit risk than debt securities rated below investment grade, as they have features that such debt securities generally do not have. They are typically senior obligations of the borrower or issuer, are typically secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them. Floating rate loans are usually issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.

A Portfolio will typically purchase loans via assignment, which makes the Portfolio a direct lender. However, a Portfolio may also invest in floating rate loans by purchasing a participation interest. See "Loan Participation Interests."

A Portfolio also may be in possession of material non-public information about a borrower as a result of its ownership of a floating rate instrument of such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a Portfolio might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Foreign Securities

Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S. Generally, foreign debt instruments are issued by companies organized outside the U.S., but may be traded on bond markets or over-the-counter in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems. See “Emerging Markets” above.

Many of the foreign securities in which the Portfolios invest will be denominated in foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Portfolio's assets. However, a Portfolio may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar. See "Risk Management Techniques" below.

Futures Transactions

A Portfolio may purchase and sell single stock futures or stock index futures to hedge the equity portion of its investment portfolio with regard to market (systemic) risk or to gain market exposure to that portion of the market represented by the futures contracts. A Portfolio may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on a Portfolio's ability to invest in foreign currencies, each Portfolio may enter into contracts for the future delivery of foreign currencies to hedge against changes in

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currency exchange rates. Subject to compliance with applicable rules and restrictions, the Portfolios also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris.

A Portfolio may use stock index futures to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Such futures may provide market exposure to U.S. securities even though a Portfolio may not typically invest in U.S. securities.

A Portfolio may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Portfolio's securities. A Portfolio may also enter into such futures contracts for other appropriate risk management, income enhancement and investment purposes.

There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. There can be no assurance that a liquid market will exist at the time when a Portfolio seeks to close out a futures contract. If no liquid market exists, a Portfolio would remain obligated to meet margin requirements until the position is closed. Futures may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Portfolio's securities being hedged, even if the hedging vehicle closely correlates with a Portfolio's investments, such as with single stock futures contracts. If the price of a futures contract changes more than the price of the securities or currencies, a Portfolio will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities or currencies that are the subject of the hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.

Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and Non-Voting Depository Receipts (“NVDRs”)

To the extent a Portfolio may invest in foreign securities, a Portfolio may invest in GDRs, EDRs and NVDRs. GDRs and EDRs are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. GDRs and EDRs may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. NVDRs are typically issued by an exchange or its affiliate and do not have voting rights. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Growth Securities

Certain Portfolios may invest in equity securities of companies that their portfolio managers believe will experience relatively rapid earnings growth. Such "growth securities" typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth securities is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth securities also typically lack the dividend yield that can cushion stock prices in market downturns.

Hard Assets Concentration

The MainStay VP Van Eck Global Hard Assets Portfolio concentrates its investments in securities of "hard asset" companies and instruments that derive their value from "hard assets." Hard assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities, as well as real estate.

The Portfolio may be subject to greater risks and market fluctuations than a fund whose portfolio has exposure to a broader range of sectors. The Portfolio may be susceptible to financial, economic, political or market events, as well as governmental regulation, impacting the hard assets sectors. Specifically, the energy sectors can be affected by changes in the prices of supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. The real estate sector can be affected by possible declines in the value of real estate, possible lack of availability of mortgage funds, extended vacancies of properties, general and local economic conditions, overbuilding, property taxes and operating expenses, natural disasters and changes in interest rates. Precious metals and natural resources are at times volatile and there may be sharp fluctuations in prices, even during periods of rising prices.

High-Yield Securities

High-yield securities (commonly referred to as "junk bonds") are typically rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of equivalent quality by the Manager or Subadvisor and are sometimes considered speculative.

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Investments in high-yield securities or "junk bonds" involve special risks in addition to the risks associated with investments in higher rated securities. High-yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated securities. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Illiquid and Restricted Securities

Certain Portfolios may include illiquid securities or restricted securities. The principal risk of investing in illiquid and restricted securities is that they may be difficult to sell.

Securities and other investments purchased by a Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions. Domestic and foreign markets are becoming more and more complex and interrelated, so that events in one sector of the market or the economy or in one geographical region, can reverberate and have negative consequences for other market, economic or regional sectors in a manner that may not be reasonably foreseen. With respect to over-the-counter traded securities, the continued viability of any over-the-counter secondary market depends on the continued willingness of dealers and other participants to purchase the securities.

If one or more instruments in a Portfolio's investments become illiquid, the Portfolio may exceed its limit on illiquid instruments. In the event that this occurs, the Portfolio must take steps to bring the aggregate amount of illiquid instruments back within the prescribed limitations as soon as reasonably practicable. This requirement would not force a Portfolio to liquidate any portfolio instrument where the Portfolio would suffer a loss on the sale of that instrument. Where no clear indication of the value of a particular investment is available, the investment will be valued at its fair value according to valuation procedures approved by the Board. These cases include, among others, situations where the secondary markets on which a security has previously been traded are no longer viable for lack of liquidity. The value of illiquid securities may reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists, and thus negatively affect a Portfolio's NAV. For more information on fair valuation, please see "Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure."

Restricted securities are securities that are sold only through negotiated private transactions and not to the general public, due to certain restrictions imposed by federal securities laws.

Information Regarding Standard & Poor's®

"Standard & Poor's®," "S&P®,""S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by New York Life Investments.

Initial Public Offerings ("IPOs")

Certain Portfolios may invest in securities that are made available in IPOs. IPO securities may be volatile, and the Portfolios cannot predict whether investments in IPOs will be successful. As a Portfolio grows in size, the positive effect of IPO investments on the Portfolio may decrease.

Investment Policies and Objectives

Certain of the Portfolios have names which suggest a focus on a particular type of investment. In accordance with Rule 35d-1 under the 1940 Act, each of these Portfolios has adopted a policy that it will, under normal circumstances, invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in investments of the type suggested by its name, as set forth in that Portfolio’s Principal Investment Strategies section. This requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the basket. The MainStay Group of Funds has adopted a policy to provide a Portfolio's shareholders with at least 60 days' prior notice of any changes in that Portfolio non-fundamental policy. The 80% policy for the MainStay VP PIMCO Real Return Portfolio was not adopted pursuant to Rule 35d-1 and is not subject to the 60 days' prior notice policy. For additional information, please see the SAI.

Unless otherwise stated, each Portfolio’s investment objective is non-fundamental and may be changed without shareholder approval.

Unless otherwise stated, each Portfolio “looks through” its holdings in ETFs to the characteristics of the underlying securities held by the ETF in order to comply with any stated investment strategy, objective or process. See “Exchange Traded Funds” above.

Large Transaction Risks

From time to time, the Portfolios may receive large purchase or redemption orders from affiliated or unaffiliated mutual funds or other investors. Such large transactions could have adverse effects on a Portfolio's performance if the Portfolio were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Portfolio's transaction costs. The Portfolios have adopted procedures designed to mitigate the negative impacts of such large transactions, but there can be no assurance that these procedures will be effective.

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Lending of Portfolio Securities

Although not considered to be a principal investment strategy at this time, the Portfolios may lend their portfolio securities. Portfolio securities may be loaned to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the applicable Portfolios' Board. A risk of lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Manager, the Subadvisors, or its/their agent, will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

Loan Participation Interests

Loan participation interests, also referred to as Participations, are fractional interests in an underlying corporate loan and may be purchased from an agent bank, co-lenders or other holders of Participations. There are three types of Participations which a Portfolio may purchase. A Participation in a novation of a corporate loan involves a Portfolio assuming all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. Second, a Portfolio may purchase a Participation in an assignment of all or a portion of a lender's interest in a corporate loan, in which case a Portfolio may be required generally to rely on the assigning lender to demand payment and to enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the underlying corporate loan. Third, a Portfolio may also purchase a Participation in a portion of the rights of a lender in a corporate loan, in which case, a Portfolio will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights against the agent bank or borrower. The Portfolio must rely on the lending institution for that purpose.

The principal credit risk associated with acquiring Participations from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. A Portfolio may incur additional credit risk, however, when it is in the position of Participant rather than co-lender because the Portfolio must then assume the risk of insolvency of the co-lender from which the Participation was purchased and that of any person interposed between the Portfolio and the co-lender.

Mortgage Dollar Roll Transactions

In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security from its portfolio to another party and agrees to buy a similar security from the same party at a set price at a later date.

Mortgage-Related and Asset-Backed Securities

Mortgage-related (including mortgage-backed) and asset-backed securities are securities whose values are based on underlying pools of loans or other assets that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The Manager's or Subadvisors' ability to correctly forecast interest rates and other economic factors will impact the success of investments in mortgage-related and asset-backed securities. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk if interest rates fall, and if the security has been purchased at a premium the amount of some or all of the premium may be lost in the event of prepayment. On the other hand, if interest rates rise, there may be fewer repayments, which would cause the average bond maturity to rise and increase the potential for a Portfolio to lose money.

NAV Will Fluctuate

The value of Portfolio shares, also known as the NAV, generally fluctuates based on the value of a Portfolio's holdings.

Not Insured—You Could Lose Money

Before considering an investment in one or more of of the Portfolios, you should understand that you could lose money.

Options

An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option. If a Portfolio's Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.

Other Investment Companies

A Portfolio may invest in other investment companies, including open-end funds, closed-end funds, and ETFs.

A Portfolio may purchase the securities of another investment company to temporarily gain exposure to a portion of the market while awaiting purchase of securities or as an efficient means of gaining exposure to a particular asset class. The Portfolio might also purchase shares of another investment company to gain exposure to the securities in the investment company’s portfolio at times when the Portfolio may not be able to buy those securities directly. Any investment in another investment company would be consistent with the Portfolio’s objective and investment program.

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The risks of owning another investment company are generally similar to the risks of investment directly in the securities in which that investment company invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. In addition, because closed-end funds and ETFs trade on a secondary market, their shares may trade at a premium or discount to the actual net asset value of their portfolio securities and their shares may have greater volatility because of the potential lack of liquidity.

Portfolio Turnover

Portfolio turnover measures the amount of trading a Portfolio does during the year. Due to their trading strategies, certain Portfolios may experience a portfolio turnover rate of over 100%. The use of certain investment strategies may generate increased portfolio turnover. A Portfolio with a high turnover rate (at or over 100%) often will have higher transaction costs (which are paid by the Portfolio).

Real Estate Investment Trusts ("REITs")

Certain Portfolios may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. Investment in REITs carries with it many of the risks associated with direct ownership of real estate, including declines in property values, extended vacancies, increases in property taxes, and changes in interest rates. In addition to these risks, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults, and are subject to heavy cash flow dependency.

Rights and Warrants

To the extent that a Portfolio invests in equity securities, the Portfolios may invest in rights and warrants. The holder of a stock purchase right or a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of rights and warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are speculative investments. Rights and warrants pay no dividends and confer no rights other than a purchase option. If a right or warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such right or warrant.

Risk Management Techniques

Various techniques can be used to increase or decrease a Portfolio’s exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indices.

These practices can be used in an attempt to adjust the risk and return characteristics of a Portfolio's portfolio of investments. For example, to gain exposure to a particular market, a Portfolio may be able to purchase a futures contract with respect to that market. The use of such techniques in an attempt to reduce risk is known as "hedging." If the Manager or Subadvisor of the Portfolio judges market conditions incorrectly or employs a strategy that does not correlate well with the Portfolio’s investments, these techniques could result in a loss, which in some cases may be unlimited, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

Short Sales

If a security sold short increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. A Portfolio may have substantial short positions and may borrow those securities to make delivery to the buyer. A Portfolio may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, a Portfolio may not be able to successfully implement its short sale strategy due to the limited availability of desired securities or for other reasons. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited.

When borrowing a security for delivery to a buyer, a Portfolio also may be required to pay a premium and other transaction costs, which would increase the cost of the security sold short. A Portfolio must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Portfolio may be required to pay in connection with the short sale. Also, the lender of a security may terminate the loan at a time when a Portfolio is unable to borrow the same security for delivery. In that case, the Portfolio would need to purchase a replacement security at the then current market price or "buy in" by paying the lender an amount equal to the cost of purchasing the security.

Until a Portfolio replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Portfolio's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. Additionally, a Portfolio must maintain sufficient liquid assets (less any additional collateral held by the broker), marked-to-market daily, to cover the short sale obligation. This may limit a Portfolio's investment flexibility, as well as its ability to meet redemption requests or other current obligations.

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Small-Cap Securities

The general risks associated with equity securities and liquidity risk are particularly pronounced for securities of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.

Swap Agreements

The Portfolios may enter into swap agreements, including but not limited to, interest rate, credit default, index, equity (including total return), and currency exchange rate swap agreements to attempt to obtain a desired return at a lower cost than a direct investment in an instrument yielding that desired return. In a typical swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular investments or instruments. The payments may be adjusted for transaction costs, interest payments, the amount of interest paid on the investment or instrument or other factors.

Whether a Portfolio's use of swap agreements will be successful will depend on whether the Manager or Subadvisor correctly predicts movements in the value of particular securities, interest rates, indices and currency exchange rates. In addition, swap agreements entail the risk that a party will default on its payment obligations to the Portfolio. For example, credit default swaps can result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Such instruments are not afforded the same protections as may apply to participants trading futures or options on organized exchanges, such as the performance guarantee of an exchange clearinghouse. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. There is a risk that the other party could go bankrupt and the Portfolio would lose the value of the security it should have received in the swap. For additional information on swaps, see "Derivative Transactions" above.

Temporary Defensive Investments

In times of unusual or adverse market, economic or political conditions, for temporary defensive purposes or for liquidity purposes, a Portfolio may invest outside the scope of its principal investment strategies. Under such conditions, a Portfolio may not invest in accordance with its investment objective or principal investment strategies and, as a result, there is no assurance that the Portfolio will achieve its investment objective. Under such circumstances, a Portfolio may invest without limit in cash or money market securities and other investments.

To-Be-Announced ("TBA") Securities

In a TBA securities transaction, a seller agrees to deliver a security to a Portfolio at a future date. However, the seller does not specify the particular security to be delivered. Instead, a Portfolio agrees to accept any security that meets specified terms.

There can be no assurance that a security purchased on a TBA basis will be delivered by the counterparty. Also, the value of TBA securities on the delivery date may be more or less than the price paid by a Portfolio to purchase the securities. A Portfolio will lose money if the value of the TBA security declines below the purchase price and will not benefit if the value of the security appreciates above the sale price prior to delivery.

Utilities Concentration

Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations: coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation.

Issuers doing business in the telecommunications area are subject to many risks, including the negative impact of regulation, a competitive marketplace, difficulty in obtaining financing, rapid obsolescence, and agreements linking future rate increases to inflation or other factors not directly related to the active operating profits of the issuer.

Value Securities

Certain Portfolios may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio managers believe are selling at a price lower than their true value. Companies that issue such "value securities" may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value securities is that they may never reach what the Portfolio's portfolio manager believes is their full value or that they may go down in value. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of that company's securities may decline or may not approach the value that the portfolio manager anticipates.

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When-Issued Securities and Forward Commitments

Debt securities are often issued on a when-issued or forward commitment basis. The price (or yield) of such securities is fixed at the time a commitment to purchase is made, but delivery and payment for the securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. There is a risk that the security could be worth less when it is issued than the price the Portfolio agreed to pay when it made the commitment. Similarly, a Portfolio may commit to purchase a security at a future date at a price determined at the time of the commitment. The same procedure and risks exist for forward commitments as for when-issued securities.

Yankee Debt Securities

Yankee debt securities are dollar-denominated securities of foreign issuers that are traded in the U.S.

Zero Coupon and Payment-in-Kind Bonds

One or more of the Portfolios may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. The Portfolios may also invest in payment-in-kind bonds. Payment-in-kind bonds normally give the issuer an option to pay in cash at a coupon payment date or in securities with a fair value equal to the amount of the coupon payment that would have been made. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Portfolios on a current basis but is, in effect, compounded, the value of this type of security is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly.

Zero coupon bonds and payment-in-kind bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Portfolio must accrue and distribute every year even though the Portfolio receives no payment on the investment in that year. Therefore, these investments tend to be more volatile than securities which pay interest periodically and in cash.

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WHO RUNS THE PORTFOLIOS' DAY-TO-DAY BUSINESS?

The Board of Trustees of MainStay VP Funds Trust (the "Fund") oversees the actions of the Manager and the Subadvisors and decides on general policies governing the operations of the Portfolios. The Board of Trustees (the "Board") also oversees the Portfolios' officers, who conduct and supervise the daily business of the Portfolios.

New York Life Investment Management LLC ("New York Life Investments" or "Manager"), 51 Madison Avenue, New York, New York 10010, serves as the Portfolios' Manager. In conformity with the stated policies of the Portfolios, the Manager administers each Portfolio's business affairs. The Manager commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of September 30, 2011, New York Life Investments and its affiliates managed approximately $297.4 billion in assets.

The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Portfolios. The Manager has delegated its portfolio management responsibilities for the Portfolios to the Subadvisors and is responsible for supervising the Subadvisors in the execution of their responsibilities.

The Manager also pays the salaries and expenses of all personnel affiliated with the Portfolios, except for the Independent Trustees, and all operational expenses that are not the responsibility of the Portfolios, including the fees paid to the Subadvisors. Pursuant to a Management Agreement with each Portfolio, the Manager is entitled to receive fees from each Portfolio, accrued daily and payable monthly.

A discussion regarding the basis for the Board’s approval of the Management and Subadvisory Agreements for the Portfolios will be available in the Semi-Annual Report for the period ending June 30, 2012.

Pursuant to an agreement with New York Life Investments, State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston Massachusetts 02111-2900, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily NAVs of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective NAVs, and assisting New York Life Investments in conducting various aspects of the Portfolios' administrative operations. For providing these services, State Street is compensated by New York Life Investments.

New York Life Investments makes payments from its own resources to NYLIAC for providing a variety of recordkeeping, administrative, marketing, shareholder support and other services. These arrangements vary among the Portfolios and may amount to payments from New York Life Investments' own resources which are not expected to exceed 0.35% (exclusive of 12b-1 fees) of the value of a Portfolio's assets. Payments from New York Life Investments' own resources do not change the purchase price of shares, the amount of shares that your investment purchases, the value of your shares, or the proceeds of any redemption.

NYLIFE Securities LLC ("NYLIFE Securities") and any other broker that may be an affiliated person of a Portfolio or of an affiliated person of a Portfolio (each an "Affiliated Broker") may act as broker for that Portfolio. In order for an Affiliated Broker to effect any portfolio transactions for the Portfolios on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Portfolios will not deal with an Affiliated Broker in any portfolio transactions in which the Affiliated Broker acts as principal.

Representatives of NYLIFE Securities, who solicit sales of the variable annuity products that invest in the Portfolios, may receive sales support from consultants employed by NYLIAC, who are also registered representatives of NYLIFE Securities/NYLIFE Distributors. These consultants may be eligible for additional compensation (by New York Life Investments, not the Fund) based on the proportion of initial premiums paid for the variable annuity product that are allocated to the Portfolios of the Fund.

ADDITIONAL INFORMATION REGARDING FEE WAIVERS

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses do not exceed the average daily net assets of the following Portfolios:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 1.60% (Initial Class).

MainStay VP Eagle Small Cap Growth Portfolio: 0.95% (Initial Class).

MainStay VP Van Eck Global Hard Assets Portfolio: 0.97% (Initial Class).

MainStay VP MFS Utilities Portfolio: 0.81% (Initial Class).

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The Fund and its Management

MainStay VP T. Rowe Price Equity Income Portfolio: 0.85% (Initial Class).

This agreement expires on May 1, 2014, and may not be amended or terminated prior to that date.

In addition to the contractual fee waivers/reimbursements with respect to Total Annual Portfolio Operating Expenses described above, New York Life Investments has contractually agreed to waive its management fee for certain Portfolios as follows:

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Eagle Small Cap Growth Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP Van Eck Global Hard Assets Portfolio: 0.01% of its management fee on assets in excess of $1 billion.

MainStay VP Janus Balanced Portfolio: 0.025% of its management fee on assets in excess of $1 billion.

MainStay VP MFS Utilities Portfolio: 0.03% of its management fee on assets in excess of $1 billion.

This agreement expires on May 1, 2013, and may only be amended or terminated prior to that date by action of the Board.

WHO MANAGES YOUR MONEY?

New York Life Investments serves as Manager of the Portfolios. Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Portfolios. The Manager and the Fund have obtained an exemptive order (the "Order") from the Securities and Exchange Commission ("SEC") permitting the Manager, on behalf of a portfolio and subject to the approval of the Board, including a majority of the Independent Trustees, to hire or terminate unaffiliated subadvisors and to modify any existing or future subadvisory agreement with unaffiliated subadvisors without shareholder approval. This authority is subject to certain conditions, including that each portfolio will notify shareholders and provide them with certain information required by the Order within 90 days of hiring a new subadvisor. The Portfolios may not rely on this Order without first obtaining shareholder approval. Please see the SAI for more information on the Order.

Under the supervision of the Manager, the Subadvisors listed below are responsible for making the specific decisions about the following: (i) buying, selling and holding securities; (ii) selecting brokers and brokerage firms to trade for them; (iii) maintaining accurate records; and, if possible, (iv) negotiating favorable commissions and fees with the brokers and brokerage firms for all the Portfolios they oversee. For these services, each Subadvisor is paid a monthly fee by the Manager out of its management fee, and not by the Portfolios. See the SAI for a breakdown of fees.

Each Subadvisor is employed by New York Life Investments, subject to approval by the Board, and, where required, the shareholders of the applicable Portfolio. New York Life Investments recommends Subadvisors to the Fund's Board based upon its continuing quantitative and qualitative evaluation of the Subadvisor's skill in managing assets using specific investment styles and strategies.

Each Subadvisor has discretion to purchase and sell securities for the assets of its respective Portfolio in accordance with that Portfolio's investment objectives, policies and restrictions. Although the Subadvisors are subject to general supervision by the Fund's Board and New York Life Investments, these parties do not evaluate the investment merits of specific securities transactions.

Dimensional Fund Advisors LP ("DFA") is located at 6300 Bee Cave Road, Building One, Austin, Texas 78746. As of September 30, 2011, DFA, and its investment advisory affiliates, managed approximately $195.3 billion in assets.

DuPont Capital Management Corporation ("DuPont Capital") is located at Delaware Corporate Center, 1 Righter Parkway, Suite 3200, Wilmington, Delaware 19803. The firm was incorporated in 1993 as an independent investment advisory firm. As of September 30, 2011, DuPont Capital managed approximately $24.6 billion in assets.

Eagle Asset Management, Inc. ("Eagle") is located at 880 Carillon Parkway, St. Petersburg, Florida 33716. Founded in 1976, Eagle is a wholly owned subsidiary of Raymond James Financial, Inc. which, together with its subsidiaries, provides a wide range of financial services to retail and institutional clients. As of September 30, 2011, Eagle had approximately $17 billion of assets under management.

Janus Capital Management LLC is located at 151 Detroit Street, Denver, Colorado 80206-4805. The firm is a wholly owned subsidiary of Janus Capital Group, Inc. ("JCGI"). As of September 30, 2011, JCGI managed approximately $141.0 billion in assets.

Massachusetts Financial Services Company ("MFS") is located at 500 Boylston Street, Boston, Massachusetts 02116-3741. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under the management of the MFS organization were approximately $206 billion as of September 30, 2011.

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The Fund and its Management

Pacific Investment Management Company LLC ("PIMCO") is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of September 30, 2011, PIMCO had approximately $1.35 trillion in assets under management.

T. Rowe Price Associates, Inc. ("T. Rowe") is located at 100 East Pratt Street, Baltimore, Maryland 21202. As of September 30, 2011, T. Rowe and its affiliates managed approximately $453.5 billion for more than 11 million individual and institutional investor accounts.

Van Eck Associates Corporation ("Van Eck") is located at 335 Madison Avenue, 19th Floor, New York, New York 10017. As of September 30, 2011, Van Eck managed approximately $30.8 billion in assets.

Portfolio Manager Biographies:

The following section provides biographical information about each of the Portfolio's portfolio managers and certain other investment personnel. Additional information regarding each portfolio manager's compensation, other accounts managed by these portfolio managers and their ownership of shares of the Portfolios each manages is available in the SAI.

Bert L. Boksen

Mr. Boksen has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Boksen has been a Managing Director and Senior Vice President of Eagle Asset Management, Inc. since 1995.

Charles T. Cameron

Mr. Cameron has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of trading and portfolio strategy. He has been with Van Eck Associates Corporation since 1995 and has over 28 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Cameron was a trader in both Eurobond and emerging market debt for Standard Charter.

Joseph H. Chi, CFA

Mr. Chi has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager, Vice President and a member of the Investment Committee for DFA. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined DFA as a Portfolio Manager in 2005. He is a Chartered Financial Analyst (“CFA”).

Stephen A. Clark

Mr. Clark has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Senior Portfolio Manager and Vice President for DFA and chairman of its Investment Committee. Mr. Clark received his MBA from the University of Chicago and his BS from Bradley University. Mr. Clark joined DFA as a Portfolio Manager in 2001 and has been responsible for DFA's portfolio management group since January 2006.

Jed S. Fogdall

Mr. Fogdall has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. He is a Portfolio Manager and Vice President of DFA and a member of its Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined DFA as a portfolio manager in 2004 and has been responsible for DFA's international equity portfolios since 2010.

Eric Mintz	Mr. Mintz has managed the Mainstay VP Eagle Small Cap Growth Portfolio since February 2012. Mr. Mintz has previously served as a Senior Research Analyst for Eagle Asset Management, Inc.
Robert D. Persons, CFA

Mr. Persons has managed the MainStay VP MFS Utilities Portfolio since February 2012. He is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 2000. Mr. Persons holds the CFA designation.

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E. Marc Pinto, CFA

Mr. Pinto has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is a Vice President and Portfolio Manager of Janus Capital Management LLC. Mr. Pinto joined Janus Capital in 1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. He also holds the CFA designation.

Shawn Reynolds

Mr. Reynolds has been a co-portfolio manager of the MainStay VP Van Eck Global Hard Assets Portfolio since February 2012 and is the head of company research. He has been with Van Eck Associates Corporation since 2005 and has over 23 years of experience in the international and financial markets. Prior to joining Van Eck Associates Corporation, Mr. Reynolds was an analyst covering U.S. oil and gas exploration and production companies at Petrie Parkman & Co. He has also served as an analyst with Credit Suisse First Boston, Goldman Sachs and Lehman Brothers.

Brian C. Rogers

Mr. Rogers has managed the MainStay VP T. Rowe Price Equity Income Portfolio since February 2012. He is Chairman of the Investment Advisory Committee at T. Rowe Price Associates, Inc. Mr. Rogers joined T. Rowe Price in 1982. Mr. Rogers received his AB from Harvard College and an MBA from Harvard Business School.

Maura A. Shaughnessy, CFA

Ms. Shaughnessy has managed the MainStay VP MFS Utilities Portfolio since February 2012. She is an Investment Officer of Massachusetts Financial Services Company and has been employed in its investment area since 1991. She also holds the CFA designation.

R. Gibson Smith

Mr. Smith has managed the MainStay VP Janus Balanced Portfolio since February 2012. He is Co-Chief Investment Officer and Portfolio Manager of Janus Capital Management LLC. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado.

Karen Umland, CFA

Ms. Umland has managed the DFA portion of the Mainstay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. She is a Senior Portfolio Manager and Vice President for DFA and a member of its Investment Committee. She received her BA from Yale University in 1988 and her MBA from the University of California at Los Angeles in 1993. Ms. Umland joined DFA in 1993 and has been a portfolio manager and responsible for its international equity portfolios since 1998. She also holds the CFA designation.

Mihir Worah

Mr. Worah has managed the MainStay VP PIMCO Real Return Portfolio since February 2012. He is a Managing Director of Pacific Investment Management Company LLC. He joined Pacific Investment Management Company LLC in 2001 as a member of the analytics team.

Rafi U. Zaman, CFA

Mr. Zaman has managed the DuPont Capital portion of the MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio since February 2012. Mr. Zaman is a Managing Director of Global Equities. Mr. Zaman directs and co-manages all equity groups. He joined DuPont Capital in 1998. Mr. Zaman holds a BS degree with honors in Mechanical Engineering from the REC Kurukshetra in India, an MS degree in Industrial Engineering from Stanford University and is a CFA charterholder.

Pending Legal Matters - Janus Capital

Janus Capital is involved in one remaining lawsuit arising from the Securities and Exchange Commission’s and the Office of the New York State Attorney General’s 2003 market timing investigation which asserts derivative claims by investors in certain Janus funds ostensibly on behalf of such funds. The case (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518) is before the U.S. District Court for the District of Maryland. The trial court entered an order on January 20, 2010, granting Janus Capital’s Motion for Summary Judgment and dismissing the remaining claims asserted against the company.

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The Fund and its Management

However, in February 2010, Plaintiffs appealed the trial court’s decision with the United States Court of Appeals for the Fourth Circuit. Oral arguments occurred in September 2011, with a decision expected in the first quarter of 2012.

In June 2011, after a trial court dismissal and subsequent appeal, the First Derivative Traders et al. v. Janus Capital Group Inc. et al., U.S. District Court, District of Maryland, MDL 1586 suit (a putative class of shareholders of Janus Capital Group Inc. (“JCGI”) asserting claims against JCGI and Janus Capital) was dismissed in JCGI’s and Janus Capital’s favor by the United States Supreme Court.

Janus Capital does not believe that these matters will materially affect its ability to continue providing services it has agreed to provide to the Janus funds. Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future.

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Purchase and Redemption of Shares

Fair Valuation, Market Timing, Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans, and Portfolio Holdings Disclosure

Determining the Portfolio's Share Prices ("NAV") and the Valuation of Securities

Shares of the Portfolios are offered and are redeemed at a price equal to their respective NAV per share. No sales or redemption charge is applicable to the purchase or redemption of the Portfolios' shares.

Each Portfolio generally calculates the value of its investments (also known as its NAV) at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually 4:00 pm Eastern time) every day the Exchange is open. The NAV per share for a class of shares is determined by dividing the value of a Portfolio's net assets attributable to that class by the number of shares of that class outstanding on that day. The value of a Portfolio's investments is generally based on current market prices. If current market values are not available or, in the judgment of the Manager, do not accurately reflect the fair value of a security, investments will be valued by another method that the Board believes in good faith accurately reflects fair value. Changes in the value of a Portfolio's securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless the Manager, in consultation with the Subadvisor, where applicable, deems that a particular event would materially affect NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures adopted by the Board. A Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares. The NAV of a Portfolio's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to the Fund's Valuation Committee. Determinations of the Valuation Committee are subject to review and ratification by the Board at its next scheduled Quarterly meeting after the fair valuations are determined. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Fund expects to use fair value pricing for securities actively traded on U.S. exchanges only under limited circumstances (e.g., for thinly-traded securities where the market quotation is deemed unreliable, in response to security trading halts, or when an exchange closes early or does not open.) Certain Portfolios of the Fund may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, the Fund's fair valuation procedures include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available.

Investment in the Portfolios by Unaffiliated Insurance Companies and Retirement Plans

Shares of the Portfolios are currently offered to certain separate accounts to fund variable annuity policies and variable universal life insurance policies issued by NYLIAC. Shares of the Portfolios are also offered as underlying investments of the Asset Allocation Portfolios.

The Fund has received an exemptive order from the SEC ("Exemptive Order") that permits the Portfolios and the Asset Allocation Portfolios to sell shares to separate accounts of unaffiliated insurance companies, and pension and retirement plans that qualify for special income tax treatment, in addition to NYLIAC. These arrangements may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a Portfolio could cause other variable insurance products funded by the separate account of another insurance company to lose their tax-deferred status unless remedial actions were taken.

The Portfolios currently do not foresee any disadvantages to the owners of variable insurance contracts issued by NYLIAC arising out of the fact that the Portfolios may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Exemptive Order, the Fund's Board will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices which could cause a decrease in the Portfolio's NAV.

Excessive Purchases and Redemptions or Exchanges

The interests of the Fund's shareholders and the Fund's ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges of Fund shares over the short term. When large dollar amounts are involved, excessive trading may disrupt efficient implementation of a Portfolio's investment strategies or negatively impact Portfolio performance. For example, the Manager or a Portfolio's Subadvisor might have to maintain more of a Portfolio's assets in cash or sell portfolio securities at inopportune times to meet unanticipated redemptions. Owners that engage in excessive purchases and redemptions or exchanges of Fund shares may dilute the value of shares held by long-term Owners.

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Purchase and Redemption of Shares

The Fund is not intended to be used as a vehicle for short-term trading, and the Fund's Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of each Portfolio's shares in order to protect long-term Owners of the Fund. Each Portfolio of the Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase, exchange or transfer order for any reason.

Shares of the Portfolios are generally held through insurance company separate accounts. The ability of the Fund to monitor transfers made by the Owners in separate accounts maintained by NYLIAC or other insurance companies is limited by the omnibus nature of these accounts. The Fund does not maintain data regarding individual Owners' transactions. The Fund's policy is that the Portfolios must rely on NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios to both monitor market timing within a Portfolio and attempt to prevent it through its own policies and procedures. In situations in which the Fund becomes aware of possible market timing activity, it will notify NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios in order to help facilitate the enforcement of its market timing policies and procedures. The Fund reserves the right, in its sole discretion and without prior notice, to reject or refuse purchase orders received from NYLIAC or other insurance companies that maintain separate accounts which invest in the Portfolios that the Fund determines not to be in the best interest of the Portfolios. Owners should refer to the product prospectus for a description of the methods that NYLIAC may utilize to monitor and detect excessive or frequent trading in Portfolio shares. NYLIAC, other insurance companies that maintain separate accounts which invest in the Portfolios, or the Fund may modify their procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the prevention or detection of excessive or frequent trading or to address specific circumstances. In certain cases, these procedures may be less restrictive than the Portfolios' procedures. Routine allocation and rebalancing activities made by certain asset allocation programs, funds-of-funds, or other collective investment strategies may not be subject to the surveillance procedures if the managers of such strategies represent to the satisfaction of the Portfolios' Chief Compliance Officer that such investment programs and strategies are consistent with the Portfolios' objective of avoiding disruption due to market timing.

While NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, and the Fund discourage excessive short-term trading, there is no assurance that they will be able to detect all market timing activity or participants engaging in such activity, or, if it is detected, to prevent its recurrence. Neither NYLIAC, the other insurance companies that maintain separate accounts which invest in the Portfolios, nor the Fund has any arrangements to permit or accommodate frequent or excessive short-term trading.

A description of the Fund's policies and procedures with respect to the disclosure of each of the Portfolio's portfolio securities holdings is available in the SAI. Generally, a complete schedule of each Portfolio's portfolio holdings will be made public on the MainStay website at mainstayinvestments.com no earlier than 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-598-2019.

In addition, disclosure of each Portfolio's top ten holdings is made quarterly no earlier than 15 days after the end of each calendar quarter. The Portfolios' quarterly top ten holdings information is also provided in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report to the SEC on Form N-Q.

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Taxes, Dividends and Distributions

Taxes

Each Portfolio intends to elect and to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

In order for the Separate Accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each Separate Account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Since the shareholders of the Fund will be Separate Accounts and the Asset Allocation Portfolios, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the prospectus for the Policy.

Dividends and Distributions

Each Portfolio declares and distributes a dividend of net investment income, if any, annually. Shareholders of each Portfolio will begin to earn dividends on the first business day after the shareholder's purchase order has been received. Distributions reinvested in shares will be made after the first business day of each month following ex-dividend date of the dividend. Each Portfolio will distribute its currency gains, if any, annually and net realized capital gains, if any, after utilization of any capital loss carryforwards after the end of each fiscal year. The Portfolios may declare an additional distribution of investment income, and net realized capital and currency gains in October, November or December (which would be paid before February 1 of the following year) to avoid the excise tax on income not distributed in accordance with the applicable timing requirements.

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Financial Highlights

As the Portfolios have not commenced operations as of the date of this Prospectus, financial highlights information is not available.

44

More information about the Portfolios is available free upon request:
STATEMENT OF ADDITIONAL INFORMATION ("SAI")

Provides more details about the Portfolios. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMI-ANNUAL REPORTS

Provide additional information about the Portfolios' investments and include discussions of market conditions and investment strategies that significantly affected the Portfolios' performance during the last fiscal year.

TO OBTAIN INFORMATION

Write to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, Room 251, New York, New York 10010, or call 1-800-598-2019. These documents are also available via the internet on the Fund's website at mainstayinvestments.com.

You can obtain information about the Portfolios (including the SAI) by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-551-8090). Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

No dealer, sales representative or other person has been authorized to give any information or to make any representation, other than those contained in this Prospectus, and, if given, or made, such other information or representations must not be relied upon as having been authorized by the Fund, New York Life Investments or the Subadvisors. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

MainStay VP Funds Trust

SEC File Number: 811-03833-01